UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders

Direxion Shares Etf Trust

SEMI–ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares Direxion Daily Mid Cap Bull 3X Shares Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares Direxion Daily Mid Cap Bear 3X Shares Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily Developed Markets Bull 3X Shares Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares Direxion Daily Emerging Markets Bear 3X Shares

Specialty Funds

Direxion Daily Energy Bull 3X Shares Direxion Daily Financial Bull 3X Shares Direxion Daily Technology Bull 3X Shares	Direxion Daily Energy Bear 3X Shares Direxion Daily Financial Bear 3X Shares Direxion Daily Technology Bear 3X Shares

Fixed Income Funds

Direxion Daily 10-Year Treasury Bull 3X Shares Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 10-Year Treasury Bear 3X Shares Direxion Daily 30-Year Treasury Bear 3X Shares

Letter to Shareholders	4

Expense Examples	6

Premium/Discount Summary Table	9

Allocation of Portfolio Holdings	15

Schedules of Investments	16

Statements of Assets and Liabilities	62

Statements of Operations	67

Statements of Changes in Net Assets	72

Financial Highlights	77

Notes to the Financial Statements	78

Board Review of Investment Advisory Agreements	96
EX-99.CERT
EX-99.906CERT

Help Preserve the Environment – Go Green!

With e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionshares.com/edelivery

2.	Follow the simple enrollment instructions.

If you have questions about Direxion Shares e-Delivery services, contact a representative at 866.476.7523.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares covers the period from November 5th, 2008 to April 30th, 2009, (the “Semi-Annual Period”). The first four months of the six-month period were marked by severe distress in the economy and, in particular, the financial sector, with market volatility at perhaps its highest measured levels. Governments across the globe provided massive stimulus to keep the economy flowing and also became involved in the financial sector to an unprecedented extent. By the end of the period, the markets had recovered much of their earlier losses and volatility had returned to more customary levels.

The Direxion Shares exchange traded funds seek to provide daily returns which are a multiple — positive or negative — of the daily return of a particular benchmark. Particularly in periods of heightened volatility, the ETFs should be used by investors as short-term trading vehicles. As a consequence, we do not believe that investors should buy and hold the funds. Nevertheless, investors should understand the investment performance of the funds’ on a daily basis and through time. The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”) and the fund’s expense ratios. The models, and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a fund or any transaction fees associated with creating or maintaining a fund’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the funds during the Semi-Annual Period is as follows below.

The Direxion Daily Large Cap Bull 3x Shares and the Direxion Daily Large Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Index, respectively. For the period, the Target Index returned -7.37%. The Direxion Daily Large Cap Bull 3x Shares returned -50.07% and Direxion Daily Large Cap Bear 3x Shares returned -25.82%. The model indicated an expected return of -51.26% for the Direxion Daily Large Cap Bull 3x Shares and an expected return of -23.33% for the Direxion Daily Large Cap Bear 3x Shares.

The Direxion Daily Mid Cap Bull 3x Shares and the Direxion Daily Mid Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell Midcap Index, respectively. For the period, the Target Index returned -1.65%. The Direxion Daily Mid Cap Bull 3x Shares returned -10.44% and the Direxion Daily Mid Cap Bear 3x Shares returned -37.85%. The model indicated an expected return of -11.44% for the Direxion Daily Mid Cap Bull 3x Shares and an expected return of -36.25% for the Direxion Daily Mid Cap Bear 3x Shares.

The Direxion Daily Small Cap Bull 3x Shares and the Direxion Daily Small Cap Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 2000 Index, respectively. For the period, the Target Index returned -8.40%.The Direxion Daily Small Cap Bull 3x Shares returned -56.90% and the Direxion Daily Small Cap Bear 3x Shares returned -51.13%. The model indicated an expected return of -58.23% for the Direxion Daily Small Cap Bull 3x Shares and an expected return of -49.85% for the Direxion Daily Small Cap Bear 3x Shares.

The Direxion Daily Developed Markets Bull 3x Shares and the Direxion Daily Developed Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI EAFE Index, respectively. For the period, Target Index returned -4.74%. The Direxion Daily Developed Markets Bull 3x Shares returned -33.99% and the Direxion Daily Developed Markets Bear 3x Shares returned -18.13%. The model indicated an expected return of -34.62% for the Direxion Daily Developed Markets Bull 3x Shares and an expected return of -16.41% for the Direxion Daily Developed Markets Bear 3x Shares.

The Direxion Daily Emerging Markets Bull 3x Shares and the Direxion Daily Emerging Markets Bear 3x Shares seek to provide 300% and -300% of the return of the MSCI Emerging Markets Index, respectively. For the period, the Target Index returned 14.34%. The Direxion Daily Emerging Markets Bull 3x Shares returned 0.62% and the Direxion Daily Emerging Markets Bear 3x Shares returned -60.28%. The model indicated an expected return of -2.05% for the Direxion Daily Emerging Markets Bull 3x Shares and an expected return of -59.74% for the Direxion Daily Emerging Markets Bear 3x Shares.

The Direxion Daily Energy Bull 3x Shares and the Direxion Daily Energy Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Energy Index, respectively. For the period, the Target Index returned -9.79%. The Direxion Daily Energy Bull 3x Shares returned -55.53% and the Direxion Daily Energy Bear 3x Shares returned -50.58%. The model indicated an expected return of -56.33% for the Direxion Daily Energy Bull 3x Shares and an expected return of -48.88% for the Direxion Daily Energy Bear 3x Shares.

4  DIREXION SEMI-ANNUAL REPORT

The Direxion Daily Financial Bull 3x Shares and the Direxion Daily Financial Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Financial Services Index, respectively. For the period, Target Index returned -23.36%. The Direxion Daily Financial Bull 3x Shares returned -86.27% and the Direxion Daily Financial Bear 3x Shares returned -86.22%. The model indicated an expected return of -87.04% for the Direxion Daily Financial Bull 3x Shares and an expected return of -85.32% for the Direxion Daily Financial Bear 3x Shares.

The Direxion Daily Technology Bull 3x Shares and the Direxion Daily Technology Bear 3x Shares seek to provide 300% and -300% of the return of the Russell 1000 Technology Index, respectively. For the period, the Target Index returned 6.59%. The Direxion Daily Technology Bull 3x Shares returned 25.30% and the Direxion Daily Technology Bear 3x Shares returned -53.87%. The model indicated an expected return of 25.28% for the Direxion Daily Technology Bull 3x Shares and an expected return of -53.87% for the Direxion Daily Technology Bear 3x Shares.

The Direxion Daily 10-Year Treasury Bull 3x Shares and the Direxion Daily 10-Year Treasury Bear 3x Shares seek to provide 300% and -300% of the return of the NYSE Arca Current 10-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -2.76%. The Direxion Daily 10-Year Treasury Bull 3x Shares returned -8.31% and Direxion Daily 10-Year Treasury Bear 3x Shares returned 8.42%. The model indicated an expected return of -8.20% for the Direxion Daily 10-Year Treasury Bull 3x Shares and an expected return of 8.47% for the Direxion Daily 10-Year Treasury Bear 3x Shares.

The Direxion Daily 30-Year Treasury Bull 3x Shares and the Direxion Daily 30-Year Treasury 3x Shares seek to provide 300% and -300% of the return of the NYSE Arca Current 30-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -6.34%. The Direxion Daily 30-Year Treasury Bull 3x Shares returned -18.47% and the Direxion Daily 30-Year Treasury Bear 3x Shares gained 20.40%. The model indicated an expected return of -18.27% for the Direxion Daily 30-Year Treasury Bull 3x Shares and an expected return of 20.51% for the Direxion Daily 30-Year Treasury Bear 3x Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill President

Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their objective. Investing in index funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the Funds are riskier than alternatives which do not use leverage.

The risks associated with the funds are detailed in the prospectus which include: adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk, leverage risk, market risk, non-diversification risk, shorting risk, small and mid cap company risk, tracking error risk, and special risks of exchange-traded funds, market timing activity and high portfolio turnover risk, investing in other investment companies and ETFs risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, commodity linked derivatives risk, wholly-owned subsidiary risk, tax risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds.

Russell 1000 Index — measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. Russell 2000 Index — measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. Russell 1000 Energy Index — measures the performance of all energy related securities in the Russell 1000 Index. Russell 1000 Financial Services Index — measures the performance of all financial services related securities in the Russell 1000 Index. The Russell 1000® Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. One cannot directly invest in an Index.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. One cannot directly invest in an Index.

The NYSE Current 10 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-Year Treasury Note. The NYSE Current 30 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 30-Year Bond. One cannot directly invest in an Index.

The views in this letter were those of the Fund manager as of April 30, 2009 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

DIREXION SEMI-ANNUAL REPORT  5

Expense Examples
April 30, 2009 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

6  DIREXION SEMI-ANNUAL REPORT

Expense Examples
April 30, 2009 (Unaudited)

		Beginning
	Annualized	Account Value	Ending	Expenses
	Expense	(as of Funds’	Account Value	Paid During
	Ratios	inception date)	(April 30, 2009)	Period

Direxion Daily Large Cap Bull 3X Shares*
Based on actual fund return	0.95%	$1,000.00	$499.30	$3.43
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Large Cap Bear 3X Shares*
Based on actual fund return	0.95%	1,000.00	741.80	3.99
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bull 3X Shares**
Based on actual fund return	0.95%	1,000.00	895.60	2.76
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bear 3X Shares**
Based on actual fund return	0.95%	1,000.00	621.50	2.36
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares*
Based on actual fund return	0.95%	1,000.00	431.00	3.28
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bear 3X Shares*
Based on actual fund return	0.95%	1,000.00	488.70	3.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Developed Markets Bull 3X Shares***
Based on actual fund return	0.95%	1,000.00	660.10	2.89
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Developed Markets Bear 3X Shares***
Based on actual fund return	0.95%	1,000.00	818.70	3.17
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bull 3X Shares***
Based on actual fund return	0.95%	1,000.00	1,006.20	3.50
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bear 3X Shares***
Based on actual fund return	0.95%	1,000.00	397.20	2.44
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Energy Bull 3X Shares****
Based on actual fund return	0.95%	1,000.00	444.70	3.29
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Energy Bear 3X Shares****
Based on actual fund return	0.95%	1,000.00	494.20	3.40
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Financial Bull 3X Shares****
Based on actual fund return	0.95%	1,000.00	137.30	2.59
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Financial Bear 3X Shares****
Based on actual fund return	0.95%	1,000.00	137.80	2.59
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares***
Based on actual fund return	0.95%	1,000.00	1,253.00	3.93
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bear 3X Shares***
Based on actual fund return	0.95%	1,000.00	461.30	2.55
Based on hypothetical 5% return	0.95%	1,000.00	1020.08	4.76
Direxion Daily 10-Year Treasury Bull 3X Shares*****
Based on actual fund return	0.95%	1,000.00	916.90	0.37
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 10-Year Treasury Bear 3X Shares*****
Based on actual fund return	0.95%	1,000.00	1,084.20	0.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 30-Year Treasury Bull 3X Shares*****
Based on actual fund return	0.95%	1,000.00	815.30	0.35
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 30-Year Treasury Bear 3X Shares*****
Based on actual fund return	0.95%	1,000.00	1,204.00	0.43
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT  7

Expense Examples
April 30, 2009 (Unaudited)

*	The Fund commenced operations on November 5, 2008. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 176 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
**	The Fund commenced operations on January 8, 2009. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 112 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
***	The Fund commenced operations on December 17, 2008. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 134 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
****	The Fund commenced operations on November 6, 2008. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 175 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).
*****	The Fund commenced operations on April 16, 2009. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 15 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).

8  DIREXION SEMI-ANNUAL REPORT

Premium/Discount Summary Table
(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from the inception date of such Fund through April 30, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Direxion Daily Large Cap Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	1	0.56%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	2	1.14%
> -1.25% and < -1.0%	11	6.22%
> -1.0% and < -0.75%	4	2.26%
> -0.75% and < -0.5%	26	14.69%
> -0.5% and < -0.25%	35	19.77%
> -0.25% and < 0.0%	44	24.86%
> 0.0% and < 0.25%	34	19.22%
> 0.25% and < 0.5%	7	3.95%
> 0.5% and < 0.75%	7	3.95%
> 0.75% and < 1.0%	1	0.56%
> 1.0% and < 1.25%	1	0.56%
> 1.25% and < 1.5%	2	1.13%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	2	1.13%

	177	100.00%

Direxion Daily Large Cap Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	2	1.13%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	6	3.39%
> -0.75% and < -0.5%	11	6.21%
> -0.5% and < -0.25%	18	10.17%
> -0.25% and < 0.0%	41	23.16%
> 0.0% and < 0.25%	48	27.13%
> 0.25% and < 0.5%	31	17.52%
> 0.5% and < 0.75%	8	4.53%
> 0.75% and < 1.0%	9	5.08%
> 1.0% and < 1.25%	1	0.56%
> 1.25% and < 1.5%	1	0.56%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	1	0.56%

	177	100.00%

DIREXION SEMI-ANNUAL REPORT  9

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Mid Cap Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	2	1.77%
> -0.75% and < -0.5%	14	12.39%
> -0.5% and < -0.25%	25	22.12%
> -0.25% and < 0.0%	46	40.71%
> 0.0% and < 0.25%	13	11.51%
> 0.25% and < 0.5%	6	5.31%
> 0.5% and < 0.75%	5	4.43%
> 0.75% and < 1.0%	1	0.88%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	1	0.88%
> 2%	0	0.00%

	113	100.00%

Direxion Daily Small Cap Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	3	1.69%
> -2.0% and < -1.75%	6	3.39%
> -1.75% and < -1.5%	1	0.56%
> -1.5% and < -1.25%	2	1.14%
> -1.25% and < -1.0%	24	13.56%
> -1.0% and < -0.75%	23	12.99%
> -0.75% and < -0.5%	15	8.47%
> -0.5% and < -0.25%	10	5.65%
> -0.25% and < 0.0%	22	12.44%
> 0.0% and < 0.25%	15	8.47%
> 0.25% and < 0.5%	19	10.74%
> 0.5% and < 0.75%	23	12.99%
> 0.75% and < 1.0%	4	2.26%
> 1.0% and < 1.25%	4	2.26%
> 1.25% and < 1.5%	5	2.83%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	1	0.56%

	177	100.00%

Direxion Daily Mid Cap Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	1	0.89%
> -0.75% and < -0.5%	4	3.57%
> -0.5% and < -0.25%	9	8.04%
> -0.25% and < 0.0%	21	18.75%
> 0.0% and < 0.25%	24	21.43%
> 0.25% and < 0.5%	38	33.93%
> 0.5% and < 0.75%	5	4.46%
> 0.75% and < 1.0%	10	8.93%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	112	100.00%

Direxion Daily Small Cap Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	1	0.56%
> -2.0% and < -1.75%	3	1.69%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	2	1.13%
> -1.25% and < -1.0%	4	2.26%
> -1.0% and < -0.75%	5	2.82%
> -0.75% and < -0.5%	20	11.30%
> -0.5% and < -0.25%	16	9.05%
> -0.25% and < 0.0%	20	11.30%
> 0.0% and < 0.25%	26	14.69%
> 0.25% and < 0.5%	15	8.47%
> 0.5% and < 0.75%	22	12.44%
> 0.75% and < 1.0%	5	2.82%
> 1.0% and < 1.25%	18	10.17%
> 1.25% and < 1.5%	10	5.65%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	2	1.13%
> 2%	8	4.52%

	177	100.00%

10  DIREXION SEMI-ANNUAL REPORT

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Developed Markets Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	4	2.96%
> -2.0% and < -1.75%	1	0.74%
> -1.75% and < -1.5%	1	0.74%
> -1.5% and < -1.25%	1	0.74%
> -1.25% and < -1.0%	1	0.74%
> -1.0% and < -0.75%	3	2.22%
> -0.75% and < -0.5%	15	11.11%
> -0.5% and < -0.25%	23	17.04%
> -0.25% and < 0.0%	40	29.63%
> 0.0% and < 0.25%	23	17.04%
> 0.25% and < 0.5%	14	10.37%
> 0.5% and < 0.75%	0	0.00%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	1	0.74%
> 2%	8	5.93%

	135	100.00%

Direxion Daily Emerging Markets Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	3	2.22%
> -1.25% and < -1.0%	4	2.96%
> -1.0% and < -0.75%	2	1.48%
> -0.75% and < -0.5%	8	5.93%
> -0.5% and < -0.25%	17	12.59%
> -0.25% and < 0.0%	38	28.15%
> 0.0% and < 0.25%	19	14.07%
> 0.25% and < 0.5%	10	7.42%
> 0.5% and < 0.75%	7	5.19%
> 0.75% and < 1.0%	1	0.74%
> 1.0% and < 1.25%	6	4.44%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	4	2.96%
> 1.75% and < 2.0%	4	2.96%
> 2%	12	8.89%

	135	100.00%

Direxion Daily Developed Markets Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	1	0.74%
> -0.5% and < -0.25%	23	17.04%
> -0.25% and < 0.0%	41	30.37%
> 0.0% and < 0.25%	38	28.15%
> 0.25% and < 0.5%	26	19.26%
> 0.5% and < 0.75%	4	2.96%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	2	1.48%

	135	100.00%

Direxion Daily Emerging Markets Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	1	0.74%
> -0.75% and < -0.5%	3	2.22%
> -0.5% and < -0.25%	20	14.81%
> -0.25% and < 0.0%	42	31.11%
> 0.0% and < 0.25%	41	30.37%
> 0.25% and < 0.5%	13	9.64%
> 0.5% and < 0.75%	7	5.19%
> 0.75% and < 1.0%	6	4.44%
> 1.0% and < 1.25%	2	1.48%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	135	100.00%

DIREXION SEMI-ANNUAL REPORT  11

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Energy Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	3	1.70%
> -2.0% and < -1.75%	2	1.14%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	1	0.57%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	3	1.70%
> -0.5% and < -0.25%	56	31.82%
> -0.25% and < 0.0%	44	25.00%
> 0.0% and < 0.25%	23	13.07%
> 0.25% and < 0.5%	29	16.48%
> 0.5% and < 0.75%	4	2.28%
> 0.75% and < 1.0%	3	1.70%
> 1.0% and < 1.25%	3	1.70%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	3	1.70%
> 2%	2	1.14%

	176	100.00%

Direxion Daily Financial Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	17	9.66%
> -2.0% and < -1.75%	5	2.84%
> -1.75% and < -1.5%	7	3.98%
> -1.5% and < -1.25%	12	6.82%
> -1.25% and < -1.0%	10	5.68%
> -1.0% and < -0.75%	17	9.66%
> -0.75% and < -0.5%	19	10.80%
> -0.5% and < -0.25%	13	7.39%
> -0.25% and < 0.0%	16	9.09%
> 0.0% and < 0.25%	10	5.68%
> 0.25% and < 0.5%	5	2.84%
> 0.5% and < 0.75%	12	6.82%
> 0.75% and < 1.0%	16	9.09%
> 1.0% and < 1.25%	6	3.41%
> 1.25% and < 1.5%	3	1.70%
> 1.5% and < 1.75%	1	0.57%
> 1.75% and < 2.0%	1	0.57%
> 2%	6	3.40%

	176	100.00%

Direxion Daily Energy Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	3	1.70%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	1	0.57%
> -1.5% and < -1.25%	1	0.57%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	7	3.98%
> -0.75% and < -0.5%	12	6.81%
> -0.5% and < -0.25%	8	4.55%
> -0.25% and < 0.0%	38	21.59%
> 0.0% and < 0.25%	38	21.59%
> 0.25% and < 0.5%	33	18.75%
> 0.5% and < 0.75%	23	13.07%
> 0.75% and < 1.0%	9	5.11%
> 1.0% and < 1.25%	1	0.57%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	2	1.14%

	176	100.00%

Direxion Daily Financial Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	3	1.70%
> -2.0% and < -1.75%	1	0.57%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	10	5.68%
> -1.25% and < -1.0%	18	10.23%
> -1.0% and < -0.75%	11	6.25%
> -0.75% and < -0.5%	21	11.93%
> -0.5% and < -0.25%	13	7.39%
> -0.25% and < 0.0%	14	7.95%
> 0.0% and < 0.25%	19	10.80%
> 0.25% and < 0.5%	20	11.36%
> 0.5% and < 0.75%	6	3.42%
> 0.75% and < 1.0%	11	6.25%
> 1.0% and < 1.25%	4	2.27%
> 1.25% and < 1.5%	10	5.68%
> 1.5% and < 1.75%	1	0.57%
> 1.75% and < 2.0%	3	1.70%
> 2%	11	6.25%

	176	100.00%

12  DIREXION SEMI-ANNUAL REPORT

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Technology Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	1	0.74%
> -0.75% and < -0.5%	11	8.15%
> -0.5% and < -0.25%	28	20.74%
> -0.25% and < 0.0%	58	42.96%
> 0.0% and < 0.25%	24	17.78%
> 0.25% and < 0.5%	9	6.67%
> 0.5% and < 0.75%	3	2.22%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	1	0.74%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	135	100.00%

Direxion Daily 10-Year Treasury Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	0	0.00%
> -0.5% and < -0.25%	1	6.67%
> -0.25% and < 0.0%	9	60.00%
> 0.0% and < 0.25%	5	33.33%
> 0.25% and < 0.5%	0	0.00%
> 0.5% and < 0.75%	0	0.00%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	15	100.00%

Direxion Daily Technology Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	1	0.74%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	1	0.74%
> -0.5% and < -0.25%	8	5.93%
> -0.25% and < 0.0%	35	25.93%
> 0.0% and < 0.25%	47	34.81%
> 0.25% and < 0.5%	28	20.74%
> 0.5% and < 0.75%	11	8.15%
> 0.75% and < 1.0%	1	0.74%
> 1.0% and < 1.25%	2	1.48%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	1	0.74%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	135	100.00%

Direxion Daily 10-Year Treasury Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	0	0.00%
> -0.5% and < -0.25%	0	0.00%
> -0.25% and < 0.0%	1	6.67%
> 0.0% and < 0.25%	14	93.33%
> 0.25% and < 0.5%	0	0.00%
> 0.5% and < 0.75%	0	0.00%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	15	100.00%

DIREXION SEMI-ANNUAL REPORT  13

Premium/Discount Summary Table
(Unaudited)

Direxion Daily 30-Year Treasury Bull 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	3	20.00%
> -0.5% and < -0.25%	0	0.00%
> -0.25% and < 0.0%	6	40.00%
> 0.0% and < 0.25%	6	40.00%
> 0.25% and < 0.5%	0	0.00%
> 0.5% and < 0.75%	0	0.00%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	15	100.00%

Direxion Daily 30-Year Treasury Bear 3X Shares

	Number	% of
Premium/Discount Range	of Days	Total Days

< -2.0%	0	0.00%
> -2.0% and < -1.75%	0	0.00%
> -1.75% and < -1.5%	0	0.00%
> -1.5% and < -1.25%	0	0.00%
> -1.25% and < -1.0%	0	0.00%
> -1.0% and < -0.75%	0	0.00%
> -0.75% and < -0.5%	0	0.00%
> -0.5% and < -0.25%	0	0.00%
> -0.25% and < 0.0%	6	40.00%
> 0.0% and < 0.25%	9	60.00%
> 0.25% and < 0.5%	0	0.00%
> 0.5% and < 0.75%	0	0.00%
> 0.75% and < 1.0%	0	0.00%
> 1.0% and < 1.25%	0	0.00%
> 1.25% and < 1.5%	0	0.00%
> 1.5% and < 1.75%	0	0.00%
> 1.75% and < 2.0%	0	0.00%
> 2%	0	0.00%

	15	100.00%

14  DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings
April 30, 2009 (Unaudited)

		Common	U.S. Treasury
	Cash*	Stocks	Obligations	Swaps	Total

Direxion Daily Large Cap Bull 3X Shares	11%	87%	—	2%	100%
Direxion Daily Large Cap Bear 3X Shares	114%	—	—	(14)%	100%
Direxion Daily Mid Cap Bull 3X Shares	12%	84%	—	4%	100%
Direxion Daily Mid Cap Bear 3X Shares	124%	—	—	(24)%	100%
Direxion Daily Small Cap Bull 3X Shares	15%	87%	—	(2)%	100%
Direxion Daily Small Cap Bear 3X Shares	117%	—	—	(17)%	100%
Direxion Daily Developed Markets Bull 3X Shares	17%	81%	—	2%	100%
Direxion Daily Developed Markets Bear 3X Shares	123%	—	—	(23)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	21%	79%	—	0%**	100%
Direxion Daily Emerging Markets Bear 3X Shares	115%	—	—	(15)%	100%
Direxion Daily Energy Bull 3X Shares	17%	84%	—	(1)%	100%
Direxion Daily Energy Bear 3X Shares	112%	—	—	(12)%	100%
Direxion Daily Financial Bull 3X Shares	15%	86%	—	(1)%	100%
Direxion Daily Financial Bear 3X Shares	112%	—	—	(12)%	100%
Direxion Daily Technology Bull 3X Shares	19%	81%	—	0%**	100%
Direxion Daily Technology Bear 3X Shares	115%	—	—	(15)%	100%
Direxion Daily 10-Year Treasury Bull 3X Shares	10%	—	95%	(5)%	100%
Direxion Daily 10-Year Treasury Bear 3X Shares	97%	—	—	3%	100%
Direxion Daily 30-Year Treasury Bull 3X Shares	9%	—	104%	(13)%	100%
Direxion Daily 30-Year Treasury Bear 3X Shares	96%	—	—	4%	100%

*	Cash, cash equivalents and other assets less liabilities
**	Percentage is less than 0.5%

DIREXION SEMI-ANNUAL REPORT  15

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 86.7%
Aerospace & Defense - 2.6%
21,837	Boeing Co.	$874,572
11,589	General Dynamics Corp.	598,804
31,113	Honeywell International, Inc.	971,037
3,564	L-3 Communications Holdings, Inc.	271,399
9,557	Lockheed Martin Corp.	750,511
15,529	Northrop Grumman Corp.	750,827
5,091	Precision Castparts Corp.	381,112
16,501	Raytheon Co.	746,340
42,679	United Technologies Corp.	2,084,442

		7,429,044

Air Freight & Logistics - 0.7%
4,935	CH Robinson Worldwide, Inc.	262,345
6,197	Expeditors International of Washington, Inc.	215,098
8,984	FedEx Corp.	502,745
19,840	United Parcel Service, Inc.	1,038,425

		2,018,613

Airlines - 0.1%
21,350	Southwest Airlines Co.	149,023

Auto Components - 0.2%
10,231	BorgWarner, Inc.	296,187
17,182	Johnson Controls, Inc.	326,630

		622,817

Automobiles - 0.2%
63,389	Ford Motor Co.*	379,066
6,820	Harley-Davidson, Inc.	151,131

		530,197

Beverages - 1.8%
3,555	Central European Distribution Corp.*	79,632
63,399	Coca-Cola Co	2,729,327
46,055	PepsiCo, Inc.	2,291,697

		5,100,656

Biotechnology - 1.5%
31,626	Amgen, Inc.*	1,532,912
3,956	Amylin Pharmaceuticals, Inc.*	43,279
10,289	Celgene Corp.*	439,546
7,769	Genzyme Corp.*	414,321
33,035	Gilead Sciences, Inc.*	1,513,003
12,901	Vertex Pharmaceuticals, Inc.*	397,609
		4,340,670

Building Products - 0.1%
13,313	Masco Corp.	117,953
6,383	Owens Corning*	114,256

		232,209

Capital Markets - 2.2%
5,815	American Capital Ltd.*	17,968
13,894	Ameriprise Financial, Inc.	366,107
35,500	Bank of New York Mellon Corp.	904,540
1,513	BlackRock, Inc.	221,685
29,549	Charles Schwab Corp.	546,066
7,452	Federated Investors, Inc. Class B	170,502
4,469	Franklin Resources, Inc.	270,285
11,434	Goldman Sachs Group, Inc.	1,469,268
11,196	Invesco Ltd.	164,805
32,202	Morgan Stanley	761,255
6,382	Northern Trust Corp.	346,926
11,795	SEI Investments Co.	165,484
12,401	State Street Corp.	423,246
11,261	T. Rowe Price Group, Inc.	433,774

		6,261,911

Chemicals - 2.0%
11,020	Air Products & Chemicals, Inc.	726,218
5,486	Cabot Corp.	80,096
39,444	Dow Chemical Co	631,104
26,129	EI Du Pont de Nemours & Co.	728,999
6,470	FMC Corp.	315,283
15,924	Monsanto Co.	1,351,788
4,543	Mosaic Co	183,764
4,767	PPG Industries, Inc.	209,986
16,014	Praxair, Inc.	1,194,805
7,874	Terra Industries, Inc.	208,661

		5,630,704

Commercial Banks - 1.6%
17,526	BB&T Corp.	409,057
5,418	Commerce Bancshares, Inc.	179,336
12,330	PNC Financial Services Group, Inc.	489,501
20,106	Regions Financial Corp.	90,276
15,909	SunTrust Banks, Inc.	229,726
50,562	US Bancorp	921,240
106,474	Wells Fargo & Co.	2,130,544

		4,449,680

Commercial Services & Supplies - 0.6%
10,556	Covanta Holding Corp.*	148,945
15,582	Iron Mountain, Inc.*	443,931
18,239	Pitney Bowes, Inc.	447,585
18,389	RR Donnelley & Sons Co.	214,232
14,225	Waste Management, Inc.	379,381

		1,634,074

Communications Equipment - 2.5%
5,004	Ciena Corp.*	59,798
178,212	Cisco Systems, Inc.*	3,443,055
45,674	Corning, Inc.	667,754
25,923	Juniper Networks, Inc.*	561,233
65,404	Motorola, Inc.*	361,684
46,959	QUALCOMM, Inc.	1,987,305

		7,080,829

Computers & Peripherals - 4.0%
25,590	Apple, Inc.*	3,219,989
52,758	Dell, Inc.*	613,048

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Computers & Peripherals (continued)
59,964	EMC Corp.*	$751,349
61,114	Hewlett-Packard Co.	2,198,882
37,641	International Business Machines Corp.	3,884,927
7,601	Lexmark International, Inc.*	149,132
9,953	NetApp, Inc.*	182,140
35,636	Sun Microsystems, Inc.*	326,426

		11,325,893

Construction & Engineering - 0.2%
2,895	Aecom Technology Corp.*	74,488
7,613	Fluor Corp.	288,305
2,402	Shaw Group, Inc.*	80,539

		443,332

Consumer Finance - 0.3%
29,195	American Express Co.	736,298
10,873	Capital One Financial Corp.	182,014

		918,312

Containers & Packaging - 0.2%
8,432	Ball Corp.	318,055
14,001	Sealed Air Corp.	266,859

		584,914

Distributors - 0.1%
4,765	Genuine Parts Co.	161,819

Diversified Consumer Services - 0.1%
3,681	Apollo Group, Inc. Class A*	231,719
9,459	H&R Block, Inc.	143,209

		374,928

Diversified Financial Services - 2.2%
173,038	Bank of America Corp.	1,545,229
158,084	Citigroup, Inc.*	482,156
1,948	CME Group, Inc.	431,190
93,899	JPMorgan Chase & Co.	3,098,668
15,571	Leucadia National Corp.	330,572
5,688	Moody’s Corp.	167,910
7,666	NYSE Euronext	177,621

		6,233,346

Diversified Telecommunication - 3.0%
225,050	AT&T, Inc.	5,765,781
82,792	Verizon Communications, Inc.	2,511,909
21,332	Windstream Corp.	177,056

		8,454,746

Electric Utilities - 2.2%
14,633	Allegheny Energy, Inc.	379,287
36,781	Duke Energy Corp.	507,946
11,800	Entergy Corp.	764,286
19,025	Exelon Corp.	877,623
8,856	FirstEnergy Corp.	362,210
11,876	FPL Group, Inc.	638,810
10,499	Great Plains Energy, Inc.	151,921
8,706	Pinnacle West Capital Corp.	238,370
10,813	PPL Corp.	323,417
66,820	Southern Co.	1,929,762

		6,173,632

Electrical Equipment - 0.4%
25,085	Emerson Electric Co.	853,893
1,306	First Solar, Inc.*	244,601
4,860	Hubbell, Inc. Class B	161,352

		1,259,846

Electronic Equipment, Instruments - 0.3%
10,605	Arrow Electronics, Inc.*	241,158
1,609	National Instruments Corp.	35,462
10,499	Trimble Navigation Ltd.*	225,099
13,920	Tyco Electronics Ltd.	242,764

		744,483

Energy Equipment & Services - 1.5%
8,977	Baker Hughes, Inc.	319,402
9,804	BJ Services Co.	136,178
6,027	Diamond Offshore Drilling, Inc.	436,415
25,262	Halliburton Co.	510,798
9,043	Helmerich & Payne, Inc.	278,705
3,847	IHS, Inc.*	159,112
10,746	Key Energy Services, Inc.*	47,175
16,115	Nabors Industries Ltd.*	245,109
12,030	National Oilwell Varco, Inc.*	364,268
29,976	Schlumberger Ltd.	1,468,523
6,256	Smith International, Inc.	161,718
4,595	Tidewater, Inc.	198,734

		4,326,137

Food & Staples Retailing - 2.7%
12,589	Costco Wholesale Corp.	611,825
45,725	CVS Caremark Corp.	1,453,141
19,159	Kroger Co	414,218
12,683	Safeway, Inc.	250,489
33,181	Sysco Corp.	774,113
29,715	Walgreen Co.	933,942
65,148	Wal-Mart Stores, Inc.	3,283,459

		7,721,187

Food Products - 1.6%
38,926	Archer-Daniels-Midland Co.	958,358
3,496	Bunge Ltd.	167,843
24,706	ConAgra Foods, Inc.	437,296
4,305	Corn Products International, Inc.	102,890
9,725	General Mills, Inc.	492,960
19,527	HJ Heinz Co.	672,119
7,256	Kellogg Co.	305,550
42,670	Kraft Foods, Inc.	998,478
61,811	Sara Lee Corp.	514,268

		4,649,762

Gas Utilities - 0.2%
15,035	Questar Corp.	446,840

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Health Care Equipment & Supplies - 2.3%
54,648	Baxter International, Inc.	$2,650,428
12,657	Becton Dickinson and Co.	765,495
43,518	Boston Scientific Corp.*	365,986
1,381	Intuitive Surgical, Inc.*	198,491
32,635	Medtronic, Inc.	1,044,320
15,504	St. Jude Medical, Inc.*	519,694
15,408	Stryker Corp.	596,444
6,744	Zimmer Holdings, Inc.*	296,669

		6,437,527

Health Care Providers & Services - 1.3%
24,432	Aetna, Inc.	537,748
13,645	Cardinal Health, Inc.	461,065
8,227	CIGNA Corp.	162,154
14,700	Medco Health Solutions, Inc.*	640,185
10,513	Patterson Cos, Inc.*	215,096
37,134	UnitedHealth Group, Inc.	873,392
4,208	Universal Health Services, Inc. Class B	212,083
15,272	WellPoint, Inc.*	653,031

		3,754,754

Health Care Technology - 0.1%
1,932	Cerner Corp.*	103,942
15,534	IMS Health, Inc.	195,107

		299,049

Hotels Restaurants & Leisure - 1.4%
3,337	Burger King Holdings, Inc.	54,527
12,633	Carnival Corp.*	339,575
2,897	Chipotle Mexican Grill, Inc. Class A*	234,918
9,082	International Game Technology	112,163
8,602	Marriott International, Inc. Class A	202,663
32,892	McDonald’s Corp.	1,752,814
19,792	Starbucks Corp.*	286,192
16,085	Starwood Hotels & Resorts Worldwide, Inc.	335,533
15,373	Wyndham Worldwide Corp.	179,557
12,447	Yum! Brands, Inc.	415,107

		3,913,049

Household Durables - 0.2%
5,719	Fortune Brands, Inc.	224,814
1,277	MDC Holdings, Inc.	43,648
18,375	Pulte Homes, Inc.*	211,496

		479,958

Household Products - 2.2%
5,818	Church & Dwight Co., Inc.	316,557
14,732	Colgate-Palmolive Co.	869,188
12,127	Kimberly-Clark Corp.	595,921
93,417	Procter & Gamble Co.	4,618,537

		6,400,203

Independent Power Producers - 0.2%
10,662	Calpine Corp.*	86,469
8,955	Mirant Corp.*	113,997
12,489	NRG Energy, Inc.*	224,552
9,945	Reliant Energy, Inc.*	49,327

		474,345

Industrial Conglomerates - 1.8%
29,549	3M Co.	1,702,022
265,941	General Electric Co.	3,364,155
6,546	McDermott International, Inc.*	105,652
8,306	Textron, Inc.	89,123

		5,260,952

Insurance - 2.5%
13,774	Aflac, Inc.	397,931
47,986	Allstate Corp.	1,119,514
66,919	American International Group, Inc.*	92,348
8,087	AON Corp.	341,271
4,303	Axis Capital Holdings Ltd.	106,026
31,897	Chubb Corp.	1,242,389
6,346	Conseco, Inc.*	10,154
18,180	Fidelity National Financial, Inc. Class A	329,603
9,071	Hartford Financial Services Group, Inc.	104,044
22,635	Lincoln National Corp.	254,417
9,137	Loews Corp.	227,420
14,876	Marsh & McLennan Cos, Inc.	313,735
2,312	Mercury General Corp.	78,099
18,195	MetLife, Inc.	541,301
20,525	Old Republic International Corp.	192,319
8,328	Principal Financial Group, Inc.	136,080
19,769	Progressive Corp.	302,070
10,153	Prudential Financial, Inc.	293,219
5,405	RenaissanceRe Holdings Ltd.	263,007
17,561	Travelers Cos, Inc.	722,460
10,045	Unum Group	164,135

		7,231,542

Internet & Catalog Retail - 0.4%
9,137	Amazon.com, Inc.*	735,710
17,732	Expedia, Inc.*	241,333
17,252	Liberty Media Corp. - Interactive Class A*	91,436

		1,068,479

Internet Software & Services - 1.5%
74,179	eBay, Inc.*	1,221,728
5,591	Google, Inc. Class A*	2,213,868
1,369	Sohu.com, Inc.*	71,393
5,620	VeriSign, Inc.*	115,660
40,071	Yahoo!, Inc.*	572,615

		4,195,264

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

IT Services - 1.2%
17,341	Accenture Ltd. Class A	$510,346
15,072	Automatic Data Processing, Inc.	530,534
4,753	Fiserv, Inc.*	177,382
8,391	Hewitt Associates, Inc.*	263,142
2,746	Mastercard, Inc. Class A	503,754
9,423	Paychex, Inc.	254,515
13,019	Visa, Inc., FST	845,714
23,640	Western Union Co	395,970

		3,481,357

Leisure Equipment & Products - 0.2%
10,711	Hasbro, Inc.	285,555
19,907	Mattel, Inc.	297,809

		583,364

Life Sciences Tools & Services - 0.2%
3,242	Life Technologies Corp.*	120,927
2,552	Pharmaceutical Product Development, Inc.	50,045
12,127	Thermo Fisher Scientific, Inc.*	425,414

		596,386

Machinery - 1.8%
40,154	Caterpillar, Inc.	1,428,679
5,939	Cummins, Inc.	201,926
15,487	Danaher Corp.	905,060
12,485	Deere & Co.	515,131
16,404	Dover Corp.	504,915
25,503	Illinois Tool Works, Inc.	836,498
4,433	Joy Global, Inc.	113,042
2,042	Lincoln Electric Holdings, Inc.	90,930
14,774	PACCAR, Inc.	523,591
3,753	Pentair, Inc.	99,980
2,955	Trinity Industries, Inc.	43,173

		5,262,925

Media - 2.1%
6,473	Cablevision Systems Corp. Group A	111,077
17,062	CBS Corp. Class B (a)	120,116
75,957	Comcast Corp. Class A	1,174,295
16,436	DIRECTV Group, Inc.*	406,462
3,822	DreamWorks Animation SKG, Inc. Class A*	91,766
9,550	Liberty Global, Inc. Class A*	157,480
15,055	Liberty Media Corp. - Entertainment Series A*	366,589
9,378	McGraw-Hill Cos, Inc.	282,747
81,481	News Corp. Class A	673,033
8,535	Omnicom Group, Inc.	268,596
34,589	Time Warner Inc.	755,078
16,219	Viacom, Inc. Class A*	312,054
8,682	Virgin Media, Inc.	67,025
55,336	Walt Disney Co.	1,211,859

		5,998,177

Metals & Mining - 0.8%
3,222	AK Steel Holding Corp.	41,918
23,578	Alcoa, Inc.	213,852
3,064	Cliffs Natural Resources, Inc.	70,656
10,043	Commercial Metals Co.	149,440
11,082	Freeport-McMoRan Copper & Gold, Inc.*	472,647
12,642	Newmont Mining Corp.	508,714
19,513	Nucor Corp.	793,984
3,392	United States Steel Corp.	90,058

		2,341,269

Multiline Retail - 1.6%
19,415	JC Penney Co., Inc.	595,846
8,940	Kohl’s Corp.*	405,429
36,484	Macy’s, Inc.	499,101
15,860	Nordstrom, Inc.	358,912
68,618	Target Corp.	2,831,179

		4,690,467

Multi-Utilities - 1.0%
7,318	Ameren Corp.	168,460
28,668	Centerpoint Energy, Inc.	305,028
16,766	Dominion Resources, Inc.	505,663
7,994	OGE Energy Corp.	205,526
14,718	Public Service Enterprise Group, Inc.	439,185
21,724	Sempra Energy	999,738
7,199	Vectren Corp.	159,602

		2,783,202

Oil, Gas & Consumable Fuels - 9.2%
3,686	Alpha Natural Resources, Inc.*	75,489
21,890	Anadarko Petroleum Corp.	942,583
9,086	Apache Corp.	662,006
3,014	Cabot Oil & Gas Corp.	90,993
16,804	Chesapeake Energy Corp.	331,207
67,963	Chevron Corp.	4,492,354
54,603	ConocoPhillips	2,238,723
10,300	Consol Energy, Inc.	322,184
6,985	Denbury Resources, Inc.*	113,716
12,958	Devon Energy Corp.	671,872
4,646	Encore Acquisition Co.*	135,617
11,609	EOG Resources, Inc.	736,939
153,407	Exxon Mobil Corp.	10,227,646
3,600	Holly Corp.	75,456
20,552	Marathon Oil Corp.	610,394
3,360	Newfield Exploration Co.*	104,765
5,020	Noble Energy, Inc.	284,885
29,549	Occidental Petroleum Corp.	1,663,313
7,884	Peabody Energy Corp.	208,059
12,052	PetroHawk Energy Corp.*	284,427
10,386	Pioneer Natural Resources Co.	240,124
9,395	SandRidge Energy, Inc.*	76,663
9,925	Southwestern Energy Co.*	355,911
18,378	Spectra Energy Corp.	266,481
15,323	Valero Energy Corp.	304,008

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Oil, Gas & Consumable Fuels (continued)
16,946	Williams Cos, Inc.	$238,939
16,036	XTO Energy, Inc.	555,808

		26,310,562

Paper & Forest Products - 0.3%
13,479	International Paper Co.	170,644
5,085	MeadWestvaco Corp.	79,631
13,457	Weyerhaeuser Co.	474,494

		724,769

Personal Products - 0.1%
12,445	Avon Products, Inc.	283,248

Pharmaceuticals - 6.2%
44,783	Abbott Laboratories	1,874,169
15,400	Allergan, Inc.	718,564
75,263	Bristol-Myers Squibb Co.	1,445,050
28,988	Eli Lilly & Co.	954,285
104,413	Johnson & Johnson	5,467,064
62,325	Merck & Co., Inc.	1,510,758
13,322	Mylan, Inc.*	176,517
196,353	Pfizer, Inc.*	2,623,276
47,097	Schering-Plough Corp.	1,084,173
2,883	Watson Pharmaceuticals, Inc.*	89,200
38,729	Wyeth	1,642,110

		17,585,166

Professional Services - 0.0%†
3,756	Equifax, Inc.	109,525

Real Estate Investment Trusts - 1.4%
15,628	Annaly Capital Management, Inc.	219,886
10,430	Boston Properties, Inc.	515,452
10,305	Douglas Emmett, Inc.	98,619
11,571	Equity Residential	264,860
21,860	HCP, Inc.	479,827
45,307	Host Hotels & Resorts, Inc.	348,411
2,228	Kilroy Realty Corp.	47,991
7,054	Kimco Realty Corp.	84,789
4,979	Plum Creek Timber Co., Inc.	171,875
7,530	ProLogis	68,598
3,680	Public Storage	246,045
6,950	Rayonier, Inc.	268,409
6,183	Regency Centers Corp.	231,553
7,677	Simon Property Group, Inc.	396,133
3,386	SL Green Realty Corp.	59,797
4,677	Taubman Centers, Inc.	111,406
11,019	UDR, Inc.	110,961
3,953	Vornado Realty Trust	193,262

		3,917,874

Road & Rail - 0.8%
8,157	Burlington Northern Santa Fe Corp.	550,434
11,743	CSX Corp.	347,475
10,891	Norfolk Southern Corp.	388,591
5,006	Ryder System, Inc.	138,616
14,997	Union Pacific Corp.	736,953

		2,162,069

Semiconductors & Semiconductor Equipment - 2.7%
8,391	Analog Devices, Inc.	178,560
39,279	Applied Materials, Inc.	479,597
14,919	Broadcom Corp. Class A*	345,972
5,277	Fairchild Semiconductor International, Inc.*	32,506
302,481	Intel Corp.	4,773,151
11,602	Kla-Tencor Corp.	321,839
14,053	Marvell Technology Group Ltd.*	154,302
16,035	Microchip Technology, Inc.	368,805
6,620	National Semiconductor Corp.	81,889
16,115	Nvidia Corp.*	185,000
38,346	Texas Instruments, Inc.	692,529
8,132	Xilinx, Inc.	166,218

		7,780,368

Software - 3.6%
17,164	Activision Blizzard, Inc.*	184,856
30,673	Adobe Systems, Inc.*	838,907
2,425	ANSYS, Inc.*	66,979
16,563	BMC Software, Inc.*	574,239
11,291	CA, Inc.	194,770
11,010	Electronic Arts, Inc.*	224,054
9,350	Intuit, Inc.*	216,266
246,445	Microsoft Corp.	4,992,975
5,845	Nuance Communications, Inc.*	78,031
115,072	Oracle Corp.*	2,225,491
5,708	Salesforce.com, Inc.*	244,359
24,363	Symantec Corp.*	420,262

		10,261,189

Specialty Retail - 2.2%
8,159	Advance Auto Parts, Inc.	356,956
7,464	Bed Bath & Beyond, Inc.*	227,055
12,917	Best Buy Co., Inc.	495,754
7,880	Carmax, Inc.*	100,549
4,725	GameStop Corp. Class A*	142,506
26,174	Gap, Inc.	406,744
49,089	Home Depot, Inc.	1,292,022
90,640	Lowe’s Cos, Inc.	1,948,760
20,430	Staples, Inc.	421,267
24,342	TJX Cos, Inc.	680,846
7,923	Williams-Sonoma, Inc.	110,922

		6,183,381

Textiles, Apparel & Luxury Goods - 0.4%
29,756	Coach, Inc.*	729,022
10,261	NIKE, Inc. Class B	538,395

		1,267,417

Thrifts & Mortgage Finance - 0.2%
15,134	Hudson City Bancorp, Inc.	190,083
23,182	New York Community Bancorp, Inc.	262,189
7,777	Washington Federal, Inc.	100,945

		553,217

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Tobacco - 1.2%
60,773	Altria Group, Inc.	$992,423
5,045	Lorillard, Inc.	318,491
61,229	Philip Morris International, Inc.	2,216,490

		3,527,404

Trading Companies & Distribution - 0.0%†
1,784	GATX Corp.	53,717
4,989	United Rentals, Inc.*	30,233

		83,950

Wireless Telecommunication Services - 0.5%
11,536	American Tower Corp. Class A*	366,383
24,438	Crown Castle International Corp.*	599,220
80,480	Sprint Nextel Corp.*	350,893
		1,316,496

	TOTAL COMMON STOCKS (Cost $206,607,200)	$246,618,508

SHORT TERM INVESTMENTS - 10.9%
MONEY MARKET FUNDS - 10.9%
30,946,806	AIM Short Term Investment Treasury, 0.09% (b)	30,946,806
204,689	AIM Short Term Investment Treasury (Collateral), 0.09% (b)	204,689

	TOTAL SHORT TERM INVESTMENTS (Cost $31,151,495)	$31,151,495

	TOTAL INVESTMENTS (Cost $237,758,695) - 97.6%	$277,770,003
	Other Assets in Excess of Liabilities - 2.4%	6,858,161

	TOTAL NET ASSETS - 100.0%	$284,628,164

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Non- Voting Shares.
(b)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 1000 Index	1,270,350	$599,348,704	5/6/2010	$6,606,859

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 107.6%
MONEY MARKET FUNDS - 107.6%
138,986,385	AIM Short Term Investment Treasury, 0.09% (a)	$138,986,385
253,722,210	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	253,722,210

	TOTAL SHORT TERM INVESTMENT (Cost $392,708,595)	$392,708,595

	TOTAL INVESTMENTS (Cost $392,708,595) - 107.6%	$392,708,595
	Other Liabilities in Excess of Assets - (7.6%)	(27,735,082)

	TOTAL NET ASSETS - 100.0%	$364,973,513

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Index	2,295,350	$1,043,069,843	5/6/2010	$(52,074,663)

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 83.6%
Aerospace & Defense - 2.4%
439	Alliant Techsystems, Inc.*	$34,966
575	Goodrich Corp.	25,461
1,841	ITT Corp.	75,499
592	L-3 Communications Holdings, Inc.	45,081
1,473	Precision Castparts Corp.	110,269
926	Rockwell Collins, Inc.	35,512

		326,788

Air Freight & Logistics - 0.6%
783	CH Robinson Worldwide, Inc.	41,624
981	Expeditors International of Washington, Inc.	34,051

		75,675

Airlines - 0.3%
1,289	Continental Airlines, Inc. Class B*	13,560
3,363	Southwest Airlines Co.	23,474

		37,034

Auto Components - 0.3%
1,002	Autoliv, Inc.	24,719
656	Gentex Corp.	8,771

		33,490

Automobiles - 0.2%
1,087	Harley-Davidson, Inc.	24,088

Beverages - 1.0%
478	Brown-Forman Corp. Class B	22,227
562	Central European Distribution Corp.*	12,589
4,391	Coca-Cola Enterprises, Inc.	74,910
850	Constellation Brands, Inc.*	9,852
531	Molson Coors Brewing Co. Class B	20,311

		139,889

Biotechnology - 0.4%
801	Amylin Pharmaceuticals, Inc.*	8,763
318	Cephalon, Inc.*	20,864
702	Vertex Pharmaceuticals, Inc.*	21,636

		51,263

Building Products - 0.2%
1,662	Masco Corp.	14,725
629	Owens Corning, Inc.*	11,259

		25,984

Capital Markets - 3.0%
1,042	Ameriprise Financial, Inc.	27,457
813	Eaton Vance Corp.	22,252
1,818	Invesco Ltd.	26,761
1,679	Jefferies Group, Inc.	32,858
980	Legg Mason, Inc.	19,669
1,032	Northern Trust Corp.	56,100
1,317	Raymond James Financial, Inc.	20,664
1,857	SEI Investments Co.	26,054
3,581	T Rowe Price Group, Inc.	137,939
1,618	TD Ameritrade Holding Corp.*	25,742

		395,496

Chemicals - 2.6%
703	Airgas, Inc.	30,313
1,051	Albemarle Corp.	28,188
844	Ashland, Inc.	18,534
2,005	Ecolab, Inc.	77,292
533	FMC Corp.	25,973
746	Huntsman Corp.	3,999
1,623	Nalco Holding Co.	26,487
911	PPG Industries, Inc.	40,130
1,484	RPM International, Inc.	20,509
497	Scotts Miracle-Gro Co.	16,784
1,174	Terra Industries, Inc.	31,111
939	Valspar Corp.	22,536

		341,856

Commercial Banks - 1.5%
1,756	Associated Banc-Corp	27,165
639	Bank of Hawaii Corp.	22,454
307	BOK Financial Corp.	11,562
538	City National Corp.	19,691
1,898	Comerica, Inc.	39,820
4,308	Fifth Third Bancorp	17,663
2,308	Keycorp	14,194
3,257	Regions Financial Corp.	14,624
3,254	Synovus Financial Corp.	10,510
627	Valley National Bancorp	9,073
717	Wilmington Trust Corp.	10,404

		197,160

Commercial Services & Supplies - 1.5%
794	Avery Dennison Corp.	22,820
560	Brink’s Co.	15,876
868	Corrections Corp. of America*	12,265
1,516	Covanta Holding Corp.*	21,391
871	Iron Mountain, Inc.*	24,815
1,666	Pitney Bowes, Inc.	40,883
755	Republic Services, Inc.	15,855
2,813	RR Donnelley & Sons Co.	32,771
404	Stericycle, Inc.*	19,020

		205,696

Communications Equipment - 0.9%
568	ADC Telecommunications, Inc.*	4,180
571	CommScope, Inc.*	14,332
203	EchoStar Corp.*	3,211
395	F5 Networks, Inc.*	10,772
860	Harris Corp.	26,299
2,534	Juniper Networks, Inc.*	54,862
1,918	Tellabs, Inc.*	10,050

		123,706

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Capital Markets (continued)
Computers & Peripherals - 0.6%
684	Lexmark International, Inc.*	$13,420
2,310	NCR Corp.*	23,447
1,658	NetApp, Inc.*	30,341
868	Teradata Corp.*	14,513

		81,721

Construction & Engineering - 1.1%
816	Fluor Corp.	30,902
656	Jacobs Engineering Group, Inc.*	24,954
1,951	KBR, Inc.	30,475
953	Shaw Group, Inc.*	31,954
765	URS Corp.*	33,706

		151,991

Construction Materials - 0.3%
468	Martin Marietta Materials, Inc.	39,326

Containers & Packaging - 0.9%
781	Aptargroup, Inc.	24,234
1,523	Crown Holdings, Inc.*	33,582
1,193	Packaging Corp. of America	18,933
820	Pactiv Corp.*	17,925
1,143	Sonoco Products Co.	27,901

		122,575

Distributors - 0.4%
1,749	Genuine Parts Co.	59,396

Diversified Consumer Services - 1.0%
621	Apollo Group, Inc.*	39,092
1,235	Career Education Corp.*	27,219
298	DeVry, Inc.	12,683
2,534	H&R Block, Inc.	38,365
433	Weight Watchers International, Inc.	10,773

		128,132

Diversified Financial Services - 0.3%
1,248	Leucadia National Corp.*	26,495
634	NASDAQ OMX Group, Inc.*	12,192

		38,687

Diversified Telecommunication - 0.4%
2,832	Frontier Communications Corp.	20,136
3,906	Windstream Corp.	32,419

		52,555

Electric Utilities - 1.8%
774	Allegheny Energy, Inc.	20,062
1,846	American Electric Power Co., Inc.	48,697
650	DPL, Inc.	14,580
1,498	Edison International	42,708
1,759	Pepco Holdings, Inc.	21,020
1,714	PPL Corp.	51,266
1,201	Progress Energy, Inc.	40,978

		239,311

Electrical Equipment - 1.2%
1,227	AMETEK, Inc.	39,522
928	Cooper Industries Ltd. Class A	30,429
613	Hubbell, Inc. Class B	20,352
2,023	Rockwell Automation, Inc.	63,906

		154,209

Electronic Equipment, Instruments - 1.7%
2,418	Amphenol Corp.	81,825
592	Arrow Electronics, Inc.*	13,462
1,659	Avnet, Inc.*	36,316
696	Dolby Laboratories, Inc.*	27,930
928	Ingram Micro, Inc.*	13,475
729	Tech Data Corp.*	20,988
1,632	Trimble Navigation Ltd.*	34,990
900	Vishay Intertechnology, Inc.*	5,283

		234,269

Energy Equipment & Services - 2.7%
1,351	BJ Services Co.	18,765
995	Cameron International Corp.*	25,452
317	Diamond Offshore Drilling, Inc.	22,954
1,186	Dresser-Rand Group, Inc.*	29,211
1,316	ENSCO International, Inc.	37,217
589	FMC Technologies, Inc.*	20,161
1,036	Helmerich & Payne, Inc.	31,930
1,563	Nabors Industries Ltd.*	23,773
1,475	Patterson-UTI Energy, Inc.	18,747
2,038	Pride International, Inc.*	46,264
1,553	Rowan Cos, Inc.	24,242
992	Smith International, Inc.	25,643
622	Superior Energy Services, Inc.*	11,949
717	Tidewater, Inc.	31,010

		367,318

Food & Staples Retailing - 0.7%
659	BJ’s Wholesale Club, Inc.*	21,971
2,013	Safeway, Inc.	39,756
976	SUPERVALU, Inc.	15,958
645	Whole Foods Market, Inc.	13,371

		91,056

Food Products - 2.0%
1,003	Campbell Soup Co.	25,797
2,082	ConAgra Foods, Inc.	36,851
661	Corn Products International, Inc.	15,798
1,153	Dean Foods Co.*	23,867
2,721	Del Monte Foods Co.	20,544
706	Hershey Co.	25,515
1,448	HJ Heinz Co.	49,840
326	Hormel Foods Corp.	10,201
546	JM Smucker Co.	21,512
3,246	Sara Lee Corp.	27,007
1,608	Smithfield Foods, Inc.*	13,893

		270,825

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Food Products (continued)
Gas Utilities - 1.1%
788	Atmos Energy Corp.	$19,471
626	Energen Corp.	22,611
555	National Fuel Gas Co.	18,154
910	Oneok, Inc.	23,815
1,513	Questar Corp.	44,967
933	UGI Corp.	21,403

		150,421

Health Care Equipment & Supplies - 2.7%
867	Beckman Coulter, Inc.	45,569
466	CR Bard, Inc.	33,380
698	DENTSPLY International, Inc.	19,977
257	Edwards Lifesciences Corp.*	16,289
744	Gen-Probe, Inc.*	35,831
860	Hill-Rom Holdings, Inc.	11,163
1,200	Hologic, Inc.*	17,832
746	Hospira, Inc.*	24,521
831	IDEXX Laboratories, Inc.*	32,658
181	Intuitive Surgical, Inc.*	26,015
447	Kinetic Concepts, Inc.*	11,068
1,592	St Jude Medical, Inc.*	53,363
364	Teleflex, Inc.	15,645
589	Varian Medical Systems, Inc.*	19,655

		362,966

Health Care Providers & Services - 3.0%
755	AmerisourceBergen Corp.	25,398
3,872	CIGNA Corp.	76,317
951	Community Health Systems, Inc.*	21,721
491	DaVita, Inc.*	22,768
987	Express Scripts, Inc.*	63,138
424	Henry Schein, Inc.*	17,401
794	Humana, Inc.*	22,851
937	Laboratory Corp. of America Holdings*	60,109
748	LifePoint Hospitals, Inc.*	19,336
742	Quest Diagnostics, Inc.	38,087
651	Universal Health Services, Inc.	32,810

		399,936

Health Care Technology - 0.3%
431	Cerner Corp.*	23,188
1,427	IMS Health, Inc.	17,923

		41,111

Hotels Restaurants & Leisure - 2.3%
940	Burger King Holdings, Inc.	15,360
420	Choice Hotels International, Inc.	12,571
682	Darden Restaurants, Inc.	25,214
1,440	Marriott International, Inc. Class A	33,926
3,547	Starbucks Corp.*	51,290
1,335	Starwood Hotels & Resorts Worldwide, Inc.	27,848
1,799	Tim Hortons, Inc.	43,698
567	Wynn Resorts Ltd.*	22,243
2,308	Yum! Brands, Inc.	76,971

		309,121

Household Durables - 1.9%
1,413	Fortune Brands, Inc.	55,545
618	Garmin Ltd.	15,567
937	Jarden Corp.*	18,834
1,358	Leggett & Platt, Inc.	19,501
456	MDC Holdings, Inc.	15,586
3,818	Newell Rubbermaid, Inc.	39,898
542	Snap-On, Inc.	18,385
382	Stanley Works	14,527
1,685	Toll Brothers, Inc.*	34,138
493	Whirlpool Corp.	22,264

		254,245

Household Products - 0.5%
574	Church & Dwight Co., Inc.	31,231
634	Clorox Co.	35,536

		66,767

Independent Power Producers & Energy Traders - 0.6%
5,424	AES Corp.*	38,348
1,621	Mirant Corp.*	20,635
1,415	NRG Energy, Inc.*	25,442

		84,425

Industrial Conglomerates - 0.3%
2,037	McDermott International, Inc.*	32,877
1,146	Textron, Inc.	12,297

		45,174

Insurance - 3.3%
674	Allied World Assurance Co. Holdings Ltd.	25,032
1,301	AON Corp.	54,902
517	Arch Capital Group Ltd.*	29,872
435	Arthur J Gallagher & Co.	9,779
850	Brown & Brown, Inc.	16,541
2,009	Cincinnati Financial Corp.	48,116
2,950	Fidelity National Financial, Inc. Class A	53,484
2,399	Marsh & McLennan Cos, Inc.	50,595
367	Mercury General Corp.	12,397
2,066	Old Republic International Corp.	19,358
334	OneBeacon Insurance Group Ltd.	3,881
3,177	Progressive Corp.	48,545
277	Reinsurance Group of America, Inc.	8,806
1,238	Torchmark Corp.	36,311
372	Transatlantic Holdings, Inc.	14,110
42	White Mountains Insurance Group Ltd.	8,035

		439,764

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Internet & Catalog Retail - 0.1%
1,011	Expedia, Inc.*	$13,760

Internet Software & Services - 0.8%
1,328	Akamai Technologies, Inc.*	29,243
450	Equinix, Inc.*	31,603
1,271	IAC/InterActiveCorp*	20,361
1,143	VeriSign, Inc.*	23,523
107	WebMD Health Corp. Class A*	2,762

		107,492

IT Services - 1.3%
616	DST Systems, Inc.*	22,281
2,691	Fidelity National Information Services, Inc.	48,035
769	Fiserv, Inc.*	28,699
687	Global Payments, Inc.	22,025
1,517	Paychex, Inc.	40,974
767	Total System Services, Inc.	9,564

		171,578

Leisure Equipment & Products - 0.2%
2,177	Mattel, Inc.	32,568

Life Sciences Tools & Services - 0.7%
940	Charles River Laboratories International, Inc.*	25,991
867	Covance, Inc.*	34,056
1,292	PerkinElmer, Inc.	18,824
664	Pharmaceutical Product Development, Inc.	13,021

		91,892

Machinery - 2.5%
676	Crane Co.	15,609
933	Cummins, Inc.	31,722
592	Graco, Inc.	13,965
1,123	Harsco Corp.	30,939
1,097	IDEX Corp.	27,699
1,440	Ingersoll-Rand Co. Ltd.	31,349
353	Kennametal, Inc.	7,219
569	Lincoln Electric Holdings, Inc.	25,338
1,578	Pall Corp.	41,675
771	Parker Hannifin Corp.	34,965
575	Pentair, Inc.	15,318
491	SPX Corp.	22,669
1,345	Terex Corp.*	18,561
827	Timken Co.	13,298
744	Trinity Industries, Inc.	10,870

		341,196

Marine - 0.2%
744	Kirby Corp.*	22,960

Media - 1.3%
1,080	Cablevision Systems Corp.	18,533
2,873	CBS Corp. Class B	20,226
1,158	DISH Network Corp. Class A*	15,344
1,114	Gannett Co., Inc.	4,356
483	John Wiley & Sons, Inc.	16,374
1,061	Lamar Advertising Co. Class A*	17,931
1,565	McGraw-Hill Cos, Inc.	47,184
543	Meredith Corp.	13,618
1,101	Regal Entertainment Group Class A	14,379

		167,945

Metals & Mining - 0.5%
510	Carpenter Technology Corp.	10,542
1,312	Commercial Metals Co.	19,523
721	Reliance Steel & Aluminum Co.	25,400
983	Titanium Metals Corp.	6,675

		62,140

Multiline Retail - 2.2%
584	Big Lots, Inc.*	16,142
438	Dollar Tree, Inc.*	18,545
1,182	Family Dollar Stores, Inc.	39,231
1,080	JC Penney Co., Inc.	33,145
1,505	Kohl’s Corp.*	68,251
2,053	Macy’s, Inc.	28,085
2,509	Nordstrom, Inc.	56,779
620	Sears Holdings Corp.*	38,731

		298,909

Multi-Utilities - 3.9%
1,252	Ameren Corp.	28,821
1,968	CMS Energy Corp.	23,655
1,984	Consolidated Edison, Inc.	73,666
1,425	DTE Energy Co.	42,137
603	Integrys Energy Group, Inc.	15,925
1,597	MDU Resources Group, Inc.	28,059
2,395	NiSource, Inc.	26,321
803	OGE Energy Corp.	20,645
1,641	PG&E Corp.	60,914
2,187	Sempra Energy	100,647
1,819	TECO Energy, Inc.	19,263
372	Vectren Corp.	8,247
691	Wisconsin Energy Corp.	27,612
2,247	Xcel Energy, Inc.	41,435

		517,347

Office Electronics - 0.1%
556	Zebra Technologies Corp.*	11,815

Oil, Gas & Consumable Fuels - 3.5%
663	Arch Coal, Inc.	9,262
1,142	Cimarex Energy Co.	30,720
840	Consol Energy, Inc.	26,275
2,383	Denbury Resources, Inc.*	38,795
4,287	El Paso Corp.	29,580
408	Forest Oil Corp.*	6,528
626	Foundation Coal Holdings, Inc.	10,166
843	Frontier Oil Corp.	10,715
873	Murphy Oil Corp.	41,651
605	Newfield Exploration Co.*	18,864
1,390	Noble Energy, Inc.	78,882

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Oil, Gas & Consumable Fuels (continued)
311	Overseas Shipholding Group, Inc.	$8,929
709	Range Resources Corp.	28,339
1,572	Southwestern Energy Co.*	56,371
2,909	Spectra Energy Corp.	42,181
769	St Mary Land & Exploration Co.	13,742
537	Sunoco, Inc.	14,236
583	Teekay Corp.	8,419

		473,655

Paper & Forest Products - 0.5%
2,315	International Paper Co.	29,308
971	Weyerhaeuser Co.	34,237

		63,545

Personal Products - 0.6%
2,079	Avon Products, Inc.	47,318
898	Herbalife Ltd.	17,798
733	NBTY, Inc.*	18,992

		84,108

Pharmaceuticals - 1.0%
1,525	Allergan, Inc.	71,156
1,429	Forest Laboratories, Inc.*	30,995
463	Perrigo Co.	12,001
539	Sepracor, Inc.*	7,659
682	Warner Chilcott Ltd.*	6,677

		128,488

Professional Services - 1.0%
1,786	Equifax, Inc.	52,080
860	Manpower, Inc.	37,057
1,935	Robert Half International, Inc.	46,479

		135,616

Real Estate Investment Trusts - 4.1%
556	AMB Property Corp.	10,614
2,521	Annaly Capital Management, Inc.	35,470
1,238	Apartment Investment & Management Co.	9,037
753	Boston Properties, Inc.	37,213
1,268	Equity Residential	29,025
3,355	HCP, Inc.	73,642
153	Kilroy Realty Corp.	3,296
907	Mack-Cali Realty Corp.	24,362
452	Nationwide Health Properties, Inc.	11,160
2,360	Plum Creek Timber Co., Inc.	81,467
1,229	ProLogis	11,196
592	Public Storage	39,581
1,082	Rayonier, Inc.	41,787
964	Regency Centers Corp.	36,102
804	SL Green Realty Corp.	14,199
564	Taubman Centers, Inc.	13,434
602	UDR, Inc.	6,062
1,247	Vornado Realty Trust	60,966
1,025	Weingarten Realty Investors	15,929

		554,542

Real Estate Management & Services - 0.3%
439	Jones Lang LaSalle, Inc.	14,167
881	St Joe Co.*	21,919

		36,086

Road & Rail - 0.2%
629	Con-way, Inc.	15,587
1,118	Kansas City Southern*	17,049

		32,636

Semiconductors & Semiconductor Equipment - 3.3%
4,134	Altera Corp.	67,426
1,400	Analog Devices, Inc.	29,792
7,050	Broadcom Corp. Class A*	163,490
827	Integrated Device Technology, Inc.*	4,491
882	International Rectifier Corp.*	14,888
1,707	Intersil Corp. Class A	19,801
1,666	Lam Research Corp.*	46,448
3,163	National Semiconductor Corp.	39,126
1,073	Novellus Systems, Inc.*	19,378
3,101	NVIDIA Corp.*	35,599
504	Rambus, Inc.*	6,038

		446,477

Software - 2.3%
2,892	Activision Blizzard, Inc.*	31,147
408	ANSYS, Inc.*	11,269
1,112	Autodesk, Inc.*	22,173
922	BMC Software, Inc.*	31,966
2,530	Citrix Systems, Inc.*	72,181
1,263	Compuware Corp.*	9,447
2,778	Electronic Arts, Inc.*	56,532
2,071	Intuit, Inc.*	47,902
920	Red Hat, Inc.*	15,888
684	Synopsys, Inc.*	14,898

		313,403

Specialty Retail - 3.5%
1,192	Abercrombie & Fitch Co.	32,256
533	AutoZone, Inc.*	88,685
1,933	Bed Bath & Beyond, Inc.*	58,802
2,768	Carmax, Inc.*	35,320
2,372	Gap, Inc.	36,861
2,179	Ltd. Brands, Inc.	24,884
1,756	PetSmart, Inc.	40,177
1,070	RadioShack Corp.	15,066
649	Ross Stores, Inc.	24,623
463	Sherwin-Williams Co.	26,224
2,069	TJX Cos, Inc.	57,870
1,565	Urban Outfitters, Inc.*	30,502

		471,270

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Textiles, Apparel & Luxury Goods - 0.6%
1,663	Coach, Inc.	$40,744
875	Hanesbrands, Inc.*	14,403
429	VF Corp.	25,427

		80,574

Thrifts & Mortgage Finance - 0.8%
1,160	Astoria Financial Corp.	9,582
303	Capitol Federal Financial	11,805
2,434	Hudson City Bancorp, Inc.	30,571
3,039	New York Community Bancorp, Inc.	34,370
1,622	People’s United Financial, Inc.	25,336

		111,664

Tobacco - 0.4%
799	Lorillard, Inc.	50,441

Trading Companies & Distributors - 0.4%
629	Fastenal Co.	24,128
671	GATX Corp.	20,204
581	WESCO International, Inc.*	15,106

		59,438

Wireless Telecommunication Services - 1.3%
1,823	American Tower Corp. Class A*	57,898
3,765	Crown Castle International Corp.*	92,318
929	NII Holdings, Inc.*	15,013
77	US Cellular Corp.*	2,618

		167,847

	TOTAL COMMON STOCKS (Cost $9,363,294)	$11,212,818

SHORT TERM INVESTMENTS - 12.1%
MONEY MARKET FUNDS - 12.1%
1,613,723	AIM Short Term Investment Treasury, 0.09% (a)	1,613,723
4,661	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	4,661

	TOTAL SHORT TERM INVESTMENTS (Cost $1,618,384)	$1,618,384

	TOTAL INVESTMENTS (Cost $10,981,678) - 95.7%	$12,831,202
	Other Assets in Excess of Liabilities - 4.3%	570,904

	TOTAL NET ASSETS - 100.0%	$13,402,106

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional		Unrealized
Counterparty	Reference Entity	Contracts	Amount	Termination Date	Appreciation

Credit Suisse Capital LLC	Russell Midcap Index	46,965	$28,437,466	5/6/2010	$583,561

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 128.3%
MONEY MARKET FUNDS - 128.3%
3,514,726	AIM Short Term Investment Treasury, 0.09% (a)	$3,514,726
6,051,948	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	6,051,948

	TOTAL SHORT TERM INVESTMENT (Cost $9,566,674)	$9,566,674

	TOTAL INVESTMENTS (Cost $9,566,674) - 128.3%	$9,566,674
	Other Liabilities In Excess of Assets - (28.3%)	(2,109,661)

	TOTAL NET ASSETS - 100.0%	$7,457,013

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.

Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell Midcap Index	36,215	$20,625,148	5/6/2010	$(1,757,789)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 86.6%
Aerospace & Defense - 1.7%
14,600	Curtiss-Wright Corp.	$466,762
9,595	Esterline Technologies Corp.*	252,828
9,772	HEICO CORP.	280,554
38,758	Hexcel Corp.*	371,689
8,092	LMI Aerospace, Inc.*	53,326
13,907	Moog, Inc. Class A*	372,429
19,096	Orbital Sciences Corp.*	295,224
7,684	Stanley, Inc.*	198,094
11,563	Teledyne Technologies, Inc.*	369,207
25,710	TransDigm Group, Inc.*	903,450
5,935	Triumph Group, Inc.	245,294

		3,808,857

Air Freight & Logistics - 0.4%
8,571	Dynamex, Inc.*	126,079
34,455	HUB Group, Inc. Class A*	792,466
7,616	Park-Ohio Holdings Corp.*	35,414

		953,959

Airlines - 0.3%
33,536	Alaska Air Group, Inc.*	562,734
27,290	Hawaiian Holdings, Inc.*	136,177

		698,911

Auto Components - 0.4%
20,638	Amerigon, Inc.*	116,605
11,269	Fuel Systems Solutions, Inc.*	172,078
24,991	Raser Technologies, Inc.*	97,715
30,213	Spartan Motors, Inc.	243,819
21,487	Superior Industries International, Inc.	324,023

		954,240

Biotechnology - 3.6%
23,878	Alexion Pharmaceuticals, Inc.*	798,003
29,694	Alkermes, Inc.*	227,159
3,037	Amicus Therapeutics, Inc.*	27,181
35,045	Cubist Pharmaceuticals, Inc.*	581,747
23,632	Enzon Pharmaceuticals, Inc.*	135,884
8,654	Genomic Health, Inc.*	194,715
41,156	Geron Corp.*	211,542
11,576	GTx, Inc.*	113,792
10,857	Idera Pharmaceuticals, Inc.*	65,251
28,041	Isis Pharmaceuticals, Inc.*	439,683
79,320	Medarex, Inc.*	469,574
11,794	Metabolix, Inc.*	93,173
27,743	Myriad Genetics, Inc.*	1,076,150
17,271	Onyx Pharmaceuticals, Inc.*	447,319
11,175	Orexigen Therapeutics, Inc.*	31,737
17,774	OSI Pharmaceuticals, Inc.*	596,673
54,416	PDL BioPharma, Inc.	389,074
5,228	Pharmasset, Inc.*	47,052
8,275	Progenics Pharmaceuticals, Inc.*	45,347
26,753	Regeneron Pharmaceuticals, Inc.*	354,745
22,754	Sangamo Biosciences, Inc.*	96,705
16,851	Savient Pharmaceuticals, Inc.*	88,973
37,643	Seattle Genetics, Inc.*	347,445
13,993	United Therapeutics Corp.*	878,900
69,885	XOMA Ltd.*	37,738
23,185	Zymogenetics, Inc.*	81,148

		7,876,710

Building Products - 0.4%
29,656	Quanex Building Products Corp.	303,974
14,970	Universal Forest Products, Inc.	502,393

		806,367

Capital Markets - 2.0%
61,876	Apollo Investment Corp.	297,005
87,554	Ares Capital Corp.	513,942
9,909	Epoch Holding Corp.	73,029
8,880	Evercore Partners, Inc.	167,654
5,603	GAMCO Investors, Inc.	280,990
48,881	GFI Group, Inc.	199,434
15,597	Gladstone Capital Corp.	104,656
29,611	Hercules Technology Growth Capital, Inc.	177,962
40,878	Knight Capital Group, Inc.*	633,201
22,251	LaBranche & Co., Inc.*	93,009
55,927	MCG Capital Corp.	98,432
10,571	MVC Capital, Inc.	90,488
15,996	NGP Capital Resources Co.	112,292
38,154	optionsXpress Holdings, Inc.	628,015
20,407	Prospect Capital Corp.	185,091
5,543	Pzena Investment Management, Inc.	26,329
20,878	SWS Group, Inc.	267,030
17,791	Thinkorswim Group, Inc.*	169,015
23,766	TradeStation Group, Inc.*	192,742

		4,310,316

Chemicals - 1.5%
8,760	Balchem Corp.	218,036
17,658	Ferro Corp.	48,913
11,971	Flotek Industries, Inc.*	24,780
19,565	HB Fuller Co.	345,518
20,905	Landec Corp.*	141,318
7,631	Minerals Technologies, Inc.	283,797
5,441	NewMarket Corp.	342,783
30,196	Olin Corp.	380,470
16,841	Rockwood Holdings, Inc.*	207,144
20,908	Sensient Technologies Corp.	488,828
21,098	ShengdaTech, Inc.*	76,375
4,353	Stepan Co.	172,248
7,742	Westlake Chemical Corp.	144,775
29,131	WR Grace & Co.*	257,227
9,269	Zep, Inc.	125,410

		3,257,622

Commercial Banks - 4.4%
6,491	1st Source Corp.	127,483
3,210	Bancfirst Corp.	137,067

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Commercial Banks (continued)
10,613	Capital City Bank Group, Inc.	$159,620
20,065	Cascade Bancorp	33,308
12,490	Central Pacific Financial Corp.	73,191
12,331	City Bank	38,596
87,809	Colonial BancGroup, Inc.	66,735
13,810	Columbia Banking System, Inc.	136,719
45,835	CVB Financial Corp.	275,468
27,599	East West Bancorp, Inc.	188,501
11,050	First Busey Corp.	86,522
3,946	First Community Bancshares, Inc.	57,020
4,919	First Financial Corp.	182,495
72,863	FirstMerit Corp.	1,414,270
9,024	Home Bancshares, Inc.	198,979
14,661	Independent Bank Corp.	292,634
18,622	Integra Bank Corp.	40,224
22,191	International Bancshares Corp.	299,800
9,046	Lakeland Financial Corp.	169,793
8,078	MainSource Financial Group, Inc.	69,955
16,854	Nara Bancorp, Inc.	62,528
28,802	Old National Bancorp	392,571
19,389	PrivateBancorp, Inc.	392,627
17,052	Prosperity Bancshares, Inc.	473,534
11,032	S&T Bancorp, Inc.	197,142
13,054	Sandy Spring Bancorp, Inc.	212,128
9,185	SCBT Financial Corp.	211,898
13,092	Southwest Bancorp, Inc.	89,680
10,586	State Bancorp, Inc.	87,229
9,825	StellarOne Corp.	126,448
16,211	Sterling Bancorp	185,454
13,021	SVB Financial Group*	270,316
12,084	SY Bancorp, Inc.	304,758
2,785	Tompkins Financial Corp.	117,388
9,031	TowneBank	155,604
13,515	UMB Financial Corp.	618,582
5,588	Univest Corp. of Pennsylvania	116,622
18,288	Westamerica Bancorporation	980,785
17,188	Western Alliance Bancorp*	111,894
21,274	Wintrust Financial Corp.	361,658
10,325	Yadkin Valley Financial Corp.	84,665

		9,601,891

Commercial Services & Supplies - 2.2%
31,678	American Reprographics Co.*	204,323
15,816	Bowne & Co., Inc.	80,820
20,286	Casella Waste Systems, Inc. Class A*	41,789
7,982	Clean Harbors, Inc.*	399,898
27,520	Comfort Systems USA, Inc.	296,941
5,789	Consolidated Graphics, Inc.*	112,422
45,094	Deluxe Corp.	653,863
23,179	Ennis, Inc.	208,611
10,478	Fuel Tech, Inc.*	137,367
13,370	Healthcare Services Group	239,056
18,310	Herman Miller, Inc.	272,270
21,708	Innerworkings, Inc.*	109,625
21,151	Mobile Mini, Inc.*	289,769
13,343	Standard Register Co.	69,650
18,173	SYKES Enterprises, Inc.*	357,281
14,796	Team, Inc.*	212,619
20,116	Tetra Tech, Inc.*	494,049
22,700	Waste Connections, Inc.*	585,206

		4,765,559

Communications Equipment - 2.6%
162,879	3Com Corp.*	659,660
48,876	Adtran, Inc.	1,033,728
12,716	Anaren, Inc.*	165,435
10,312	Bel Fuse, Inc.,	166,848
9,782	Comtech Telecommunications Corp.*	327,404
8,874	DG FastChannel, Inc.*	207,030
6,300	EMS Technologies, Inc.*	120,015
60,633	Extreme Networks*	106,714
56,371	Harmonic, Inc.*	413,199
30,753	Netgear, Inc.*	492,356
12,419	Neutral Tandem, Inc.*	355,183
28,566	Polycom, Inc.*	532,470
12,014	Starent Networks Corp.*	237,036
26,345	Tekelec*	408,348
22,044	Viasat, Inc.*	506,792

		5,732,218

Computers & Peripherals - 0.5%
16,193	Hutchinson Technology, Inc.*	31,091
20,224	Intevac, Inc.*	139,343
27,572	Novatel Wireless, Inc.*	188,868
25,786	Rackable Systems, Inc.*	117,584
17,954	Stratasys, Inc.*	168,049
13,734	Synaptics, Inc.*	446,081

		1,091,016

Construction & Engineering - 0.7%
36,143	Dycom Industries, Inc.*	304,324
27,414	EMCOR Group, Inc.*	569,938
14,713	Furmanite Corp.*	58,263
17,281	Layne Christensen Co.*	374,306
19,434	Orion Marine Group, Inc.*	291,121

		1,597,952

Construction Materials - 0.0%†
39,149	Headwaters, Inc.*	98,655

Consumer Finance - 0.3%
34,507	Advanta Corp. Class B	40,373
10,837	Cardtronics, Inc.	26,551
14,513	CompuCredit Corp.*	46,442
34,622	Ezcorp, Inc. Class A*	428,966
15,761	Nelnet, Inc. Class A	95,039

		637,371

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Consumer Finance (continued)
Containers & Packaging - 0.7%
4,881	AEP Industries, Inc.*	$99,231
99,244	Graphic Packaging Holding Co.*	170,700
24,242	Myers Industries, Inc.	243,147
15,398	Rock-Tenn Co.	581,428
10,185	Silgan Holdings, Inc.	473,501

		1,568,007

Diversified Consumer Services - 1.4%
3,765	American Public Education, Inc.*	135,540
4,866	Capella Education Co.*	250,015
61,603	Corinthian Colleges, Inc.*	948,686
25,618	Jackson Hewitt Tax Service, Inc.	125,272
10,661	Matthews International Corp. Class A	333,903
7,200	Pre-Paid Legal Services, Inc.*	265,176
60,692	Sotheby’s	704,634
19,401	Universal Technical Institute, Inc.*	276,270

		3,039,496

Diversified Financial Services - 0.6%
13,443	Asset Acceptance Capital Corp.*	111,442
22,951	Financial Federal Corp.	564,825
6,674	Life Partners Holdings, Inc.	124,937
14,580	Pico Holdings, Inc.*	437,400

		1,238,604

Diversified Telecommunication - 0.6%
32,300	Alaska Communications Systems Group, Inc.	194,769
7,054	Atlantic Tele-Network, Inc.	155,752
66,394	Fairpoint Communications, Inc.	69,050
83,305	PAETEC Holding Corp.*	255,746
7,312	Shenandoah Telecommunications Co.	143,535
45,713	tw telecom, Inc.*	420,102

		1,238,954

Electric Utilities - 1.5%
18,706	Cleco Corp.	394,510
14,057	IDACORP, Inc.	336,946
15,358	ITC Holdings Corp.	668,534
16,471	MGE Energy, Inc.	505,330
19,433	Portland General Electric Co.	355,041
15,720	UIL Holdings Corp.	362,975
32,578	Westar Energy, Inc.	571,092

		3,194,428

Electrical Equipment - 2.2%
16,403	Acuity Brands, Inc.	471,422
13,704	American Superconductor Corp.*	352,193
17,172	Baldor Electric Co.	398,390
14,275	Belden, Inc.	230,113
20,288	Brady Corp. Class A	427,468
7,367	Encore Wire Corp.	160,895
18,200	Energy Conversion Devices, Inc.*	334,516
44,576	Evergreen Solar, Inc.*	108,320
7,461	Franklin Electric Co., Inc.	176,751
39,002	GrafTech International Ltd.*	342,828
4,759	Harbin Electric, Inc.*	37,977
21,242	II-VI, Inc.*	509,171
8,363	Orion Energy Systems, Inc.*	35,543
14,358	Polypore International, Inc.*	108,259
6,903	Powell Industries, Inc.*	248,439
10,495	Regal-Beloit Corp.	426,412
11,316	Ultralife Corp.*	80,909
19,157	Woodward Governor Co.	382,374

		4,831,980

Electronic Equipment, Instruments - 1.7%
19,752	Agilysys, Inc.	119,105
12,066	Anixter International, Inc.*	479,986
28,971	Brightpoint, Inc.*	150,939
11,429	China Security & Surveillance Technology, Inc.*	77,489
35,738	Cogent, Inc.*	405,269
14,985	Comverge, Inc.*	114,935
8,275	CPI International, Inc.*	90,611
15,928	Electro Rent Corp.	152,431
25,276	Electro Scientific Industries, Inc.*	217,374
15,549	FARO Technologies, Inc.*	235,723
16,024	Insight Enterprises, Inc.*	91,657
16,720	IPG Photonics Corp.*	186,762
12,818	Littelfuse, Inc.*	210,087
9,738	Measurement Specialties, Inc.*	66,121
7,165	MTS Systems Corp.	151,396
10,804	OSI Systems, Inc.*	202,575
9,965	PC Mall, Inc.*	63,776
7,243	Rogers Corp.*	184,334
15,139	SYNNEX Corp.*	325,943
17,241	TTM Technologies, Inc.*	127,928

		3,654,441

Energy Equipment & Services - 1.2%
14,801	Allis-Chalmers Energy, Inc.*	28,566
12,820	Basic Energy Services, Inc.*	130,764
10,042	Bristow Group, Inc.*	228,556
10,208	CARBO Ceramics, Inc.	313,487
16,617	Complete Production Services, Inc.*	111,002
9,610	Dril-Quip, Inc.*	330,391
18,587	ENGlobal Corp.*	107,247
11,523	Hornbeck Offshore Services, Inc.*	267,679
34,163	ION Geophysical Corp.*	85,408
4,594	Lufkin Industries, Inc.	160,331
5,175	Mitcham Industries, Inc.*	23,288
9,941	NATCO Group, Inc.*	239,180
44,670	Newpark Resources*	125,076
14,418	RPC, Inc.	154,273

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Energy Equipment & Services (continued)
8,721	Superior Well Services, Inc.*	$93,315
6,590	T-3 Energy Services, Inc.*	88,504
6,699	Trico Marine Services, Inc.*	25,992
12,069	Willbros Group, Inc.	138,311

		2,651,369

Food & Staples Retailing - 0.7%
9,749	Andersons, Inc.	156,666
7,592	Pantry, Inc.*	179,323
8,384	Pricesmart, Inc.	149,654
18,311	Ruddick Corp.	469,861
10,282	Weis Markets, Inc.	380,331
23,524	Winn-Dixie Stores, Inc.*	269,585

		1,605,420

Food Products - 1.9%
6,621	American Dairy, Inc.*	104,678
26,587	Darling International, Inc.*	152,078
14,966	Diamond Foods, Inc.	391,960
33,635	Flowers Foods, Inc.	776,968
13,781	Lancaster Colony Corp.	603,608
17,118	Omega Protein Corp.*	54,606
24,455	Ralcorp Holdings, Inc.*	1,397,847
16,654	Reddy Ice Holdings, Inc.	37,472
8,821	Sanderson Farms, Inc.	351,958
9,666	Synutra International, Inc.*	81,581
17,195	Zhongpin, Inc.*	150,456

		4,103,212

Gas Utilities - 1.5%
15,237	New Jersey Resources Corp.	501,602
33,665	Nicor, Inc.	1,081,994
22,813	Piedmont Natural Gas Co.	557,093
19,319	South Jersey Industries, Inc.	670,562
15,372	WGL Holdings, Inc.	478,684

		3,289,935

Health Care Equipment & Supplies - 3.0%
22,426	Accuray, Inc.*	135,677
19,263	Align Technology, Inc.*	239,054
8,324	Analogic Corp.	302,994
7,515	Angiodynamics, Inc.*	95,215
12,086	Cardiac Science Corp.*	35,654
17,806	Conmed Corp.*	237,176
14,758	Cyberonics, Inc.*	195,396
14,211	Greatbatch, Inc.*	298,999
7,992	Haemonetics Corp.*	412,627
3,432	ICU Medical, Inc.*	129,043
21,764	Immucor, Inc.*	354,536
5,720	IRIS International, Inc.*	63,892
14,314	Masimo Corp.*	413,675
12,479	Meridian Bioscience, Inc.	216,885
11,621	Merit Medical Systems, Inc.*	180,242
11,052	NuVasive, Inc.*	418,871
9,028	Orthofix International (NV)*	153,927
17,507	Quidel Corp.*	203,781
33,397	RTI Biologics, Inc.*	118,225
10,444	SonoSite, Inc.*	188,410
18,193	STERIS Corp.	438,451
7,741	Synovis Life Technologies, Inc.*	117,508
16,928	Thoratec Corp.*	491,929
8,084	Vnus Medical Technologies, Inc.*	179,061
12,746	West Pharmaceutical Services, Inc.	416,157
23,099	Wright Medical Group, Inc.*	317,611
6,493	Zoll Medical Corp.*	104,407

		6,459,403

Health Care Providers & Services - 3.2%
6,668	Air Methods Corp.*	177,035
13,480	Alliance Imaging, Inc.*	106,088
3,956	Almost Family, Inc.*	97,713
8,233	Amedisys, Inc.*	276,135
16,638	AMERIGROUP Corp.*	496,977
5,804	Assisted Living Concepts, Inc.*	115,093
3,584	Bio-Reference Labs, Inc.*	92,001
20,486	Catalyst Health Solutions, Inc.*	461,959
21,383	Chemed Corp.	905,143
10,400	Emeritus Corp.*	94,016
14,268	Hanger Orthopedic Group, Inc.*	198,468
27,339	Healthsouth Corp.*	256,166
17,408	Kindred Healthcare, Inc.*	226,652
9,097	LHC Group, Inc.*	207,594
12,582	Magellan Health Services, Inc.*	371,924
8,404	Medcath Corp.*	85,048
9,242	MWI Veterinary Supply, Inc.*	287,241
10,176	Odyssey HealthCare, Inc.*	105,423
25,555	Owens & Minor, Inc.	886,248
38,492	PSS World Medical, Inc.*	558,904
17,223	Psychiatric Solutions, Inc.*	333,954
9,533	RehabCare Group, Inc.*	159,201
13,370	Sun Healthcare Group, Inc.*	113,244
8,816	Triple-S Management Corp. Class B*	113,021
35,442	Universal American Corp.*	366,116

		7,091,364

Health Care Technology - 0.4%
22,947	Eclipsys Corp.*	302,900
19,308	Omnicell, Inc.*	169,910
26,591	Phase Forward, Inc.*	379,188

		851,998

Hotels Restaurants & Leisure - 2.6%
17,201	Ambassadors Group, Inc.	209,852
14,762	Ameristar Casinos, Inc.	302,916
18,699	Bally Technologies, Inc.*	489,540
15,681	BJ’s Restaurants, Inc.*	258,580
11,338	CEC Entertainment, Inc.*	345,355
3,271	Churchill Downs, Inc.	113,864
12,579	Dover Downs Gaming & Entertainment, Inc.	53,712

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Hotels Restaurants & Leisure (continued)
3,960	Einstein Noah Restaurant Group, Inc.*	$42,728
20,086	Jack in the Box, Inc.*	493,915
11,764	Marcus Corp.	149,403
24,322	Morgans Hotel Group Co.*	104,341
21,775	PF Chang’s China Bistro, Inc.*	657,170
53,652	Pinnacle Entertainment, Inc.*	669,577
5,885	Rick’s Cabaret International, Inc.*	35,075
30,051	Ruby Tuesday, Inc.	230,792
53,997	Sonic Corp.*	589,647
10,694	Vail Resorts, Inc.*	312,265
22,250	WMS Industries, Inc.*	714,447

		5,773,179

Household Durables - 1.0%
3,548	Blyth, Inc.	156,396
24,145	Furniture Brands International, Inc.	76,298
24,539	Helen of Troy Ltd.*	391,397
46,337	La-Z-Boy, Inc.	123,256
8,672	M/I Homes, Inc.	132,421
10,013	Meritage Homes Corp.*	208,371
1,535	National Presto Industries, Inc.	109,384
25,527	Tempur-Pedic International, Inc.	328,277
21,188	Tupperware Brands Corp.	530,337
4,833	Universal Electronics, Inc.*	90,570

		2,146,707

Industrial Conglomerates - 0.1%
10,970	Otter Tail Corp.	243,315

Insurance - 3.8%
16,963	Amerisafe, Inc.*	260,552
37,152	Aspen Insurance Holdings Ltd.	876,045
10,843	eHealth, Inc.*	208,077
5,272	EMC Insurance Group, Inc.	119,464
21,501	Employers Holdings, Inc.	179,318
10,745	First Mercury Financial Corp.*	142,049
25,960	Greenlight Capital Re Ltd.*	401,861
6,660	Infinity Property & Casualty Corp.	234,698
21,780	IPC Holdings Ltd.	567,151
36,335	Maiden Holdings Ltd.	163,871
24,560	Max Capital Group Ltd.	406,468
49,993	Meadowbrook Insurance Group, Inc.	297,458
40,621	Montpelier Re Holdings Ltd.	506,138
1,406	National Western Life Insurance Co. Class A	160,129
11,869	Navigators Group, Inc.*	538,615
21,285	Platinum Underwriters Holdings Ltd.	612,369
28,632	PMA Capital Corp.*	107,370
16,022	Presidential Life Corp.	171,275
13,947	ProAssurance Corp.*	612,831
6,160	State Auto Financial Corp.	99,977
18,204	Tower Group, Inc.	494,967
28,032	Validus Holdings Ltd.	627,917
23,260	Zenith National Insurance Corp.	530,095

		8,318,695

Internet & Catalog Retail - 0.4%
13,791	NetFlix, Inc.*	624,871
8,112	PetMed Express, Inc.*	131,901
13,112	Stamps.com, Inc.*	122,728

		879,500

Internet Software & Services - 1.2%
12,345	comScore, Inc.*	157,522
8,209	Constant Contact, Inc.*	130,769
14,997	Digital River, Inc.*	576,185
21,162	GSI Commerce, Inc.*	300,712
11,755	Infospace, Inc.	77,936
33,677	Internet Capital Group, Inc.*	182,866
12,019	Keynote Systems, Inc.*	92,666
17,003	LoopNet, Inc.*	146,056
10,292	MercadoLibre, Inc.*	281,280
38,125	ModusLink Global Solutions, Inc.*	141,063
18,579	Perficient, Inc.*	129,496
21,547	SonicWALL, Inc.*	117,000
17,854	Switch & Data Facilities Co., Inc.*	206,571
36,298	Terremark Worldwide, Inc.*	141,199
16,408	TheStreet.com, Inc.	34,949

		2,716,270

IT Services - 1.9%
12,166	CACI International, Inc.*	481,165
43,482	Cybersource Corp.*	635,272
20,501	Euronet Worldwide, Inc.*	331,706
51,509	Gartner, Inc.*	695,888
11,780	Heartland Payment Systems, Inc.	94,711
8,292	Mantech International Corp. Class A*	300,087
6,374	MAXIMUS, Inc.	257,063
5,658	NCI, Inc. Class A*	137,829
34,936	Perot Systems Corp. Class A*	491,200
13,354	TeleTech Holdings, Inc.*	177,208
26,798	Wright Express Corp.*	613,138

		4,215,267

Leisure Equipment & Products - 0.9%
59,877	Brunswick Corp.	358,064
22,655	Callaway Golf Co.	171,045
29,686	Leapfrog Enterprises, Inc.*	53,138
13,313	Polaris Industries, Inc.	445,320
43,091	Pool Corp.	769,606

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Leisure Equipment & Products (continued)
6,179	Steinway Musical Instruments*	$82,984

		1,880,157

Life Sciences Tools & Services - 0.9%
43,143	Affymetrix, Inc.*	202,341
7,276	Albany Molecular Research, Inc.*	71,014
5,883	Bio-Rad Laboratories, Inc. Class A*	409,986
5,977	Dionex Corp.*	376,551
4,612	Life Sciences Research, Inc.	31,177
25,619	Luminex Corp.*	420,407
17,593	Parexel International Corp.*	174,347
9,177	Varian, Inc.*	303,025

		1,988,848

Machinery - 2.8%
18,227	Actuant Corp. Class A	223,463
5,772	Alamo Group, Inc.	64,993
6,408	American Railcar Industries, Inc.	58,441
7,455	Ampco-Pittsburgh Corp.	181,604
26,482	Blount International, Inc.*	169,485
16,171	Briggs & Stratton Corp.	240,624
24,383	Chart Industries, Inc.*	337,217
12,180	China Fire & Security Group, Inc.*	134,102
20,397	CLARCOR, Inc.	633,938
17,703	Columbus McKinnon Corp.*	229,431
8,141	FreightCar America, Inc.	156,551
15,258	Greenbrier Cos, Inc.	129,846
12,988	Kadant, Inc.*	160,272
13,282	Kaydon Corp.	424,493
3,888	Lindsay Corp.	151,282
14,288	NN, Inc.	18,717
10,992	Nordson Corp.	398,790
7,193	PMFG, Inc.*	43,302
8,800	RBC Bearings, Inc.*	162,800
9,151	Robbins & Myers, Inc.	173,411
7,622	Sauer-Danfoss, Inc.	31,631
10,868	Sun Hydraulics Corp.	196,711
15,473	Tennant Co.	230,084
13,856	Titan International, Inc.	83,829
13,187	Trimas Corp.*	32,968
8,119	Twin Disc, Inc.	55,372
28,629	Wabash National Corp.	35,786
19,554	Wabtec Corp.	745,789
27,220	Watts Water Technologies, Inc. Class A	605,917

		6,110,849

Marine - 0.3%
24,525	American Commercial Lines, Inc.*	122,135
18,889	Eagle Bulk Shipping, Inc.	123,156
9,814	Genco Shipping & Trading Ltd.	187,447
20,546	Horizon Lines, Inc. Class A	109,305
9,768	TBS International Ltd. Class A*	77,460
23,303	Ultrapetrol Bahamas Ltd.*	86,687

		706,190

Media - 0.8%
9,324	Arbitron, Inc.	194,126
41,743	Live Nation, Inc.*	163,215
22,796	Martha Stewart Living Omnimedia Class A*	82,522
16,724	Marvel Entertainment, Inc.*	499,043
13,285	Media General, Inc. Class A	34,541
17,912	National CineMedia, Inc.	260,261
21,679	Scholastic Corp.	427,727
7,254	World Wrestling Entertainment, Inc.	77,618

		1,739,053

Metals & Mining - 0.5%
18,377	Brush Engineered Materials, Inc.*	310,939
13,087	Compass Minerals International, Inc.	631,055
9,701	General Steel Holdings, Inc.*	56,460
6,875	Sutor Technology Group Ltd.*	15,469

		1,013,923

Multiline Retail - 0.2%
42,303	99 Cents Only Stores*	454,334

Multi-Utilities - 0.3%
39,566	Avista Corp.	595,468

Oil, Gas & Consumable Fuels - 2.6%
11,780	Arena Resources, Inc.*	337,733
17,154	Atlas America, Inc.	266,916
13,814	ATP Oil & Gas Corp.*	98,908
13,264	Berry Petroleum Co.	218,591
11,381	Bill Barrett Corp.*	295,678
14,357	Brigham Exploration Co.*	33,595
13,587	Carrizo Oil & Gas, Inc.*	167,528
2,852	Clayton Williams Energy, Inc.*	85,646
14,155	Comstock Resources, Inc.*	487,781
27,497	Concho Resources, Inc.*	753,967
4,083	Contango Oil & Gas Co.*	154,705
12,498	Crosstex Energy, Inc.	24,621
12,150	CVR Energy, Inc.*	89,424
21,240	Delta Petroleum Corp.*	62,446
63,327	Energy XXI Bermuda Ltd.	32,930
46,397	EXCO Resources, Inc.*	546,557
3,208	Georesources, Inc.*	22,777
24,260	Golar LNG Ltd.	130,761
11,214	Goodrich Petroleum Corp.*	257,137
10,960	Harvest Natural Resources, Inc.*	55,896
39,522	International Coal Group, Inc.*	78,649
18,644	McMoRan Exploration Co.*	102,356

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Oil, Gas & Consumable Fuels (continued)
17,895	Nordic American Tanker Shipping	$581,050
11,266	Northern Oil And Gas, Inc.	64,329
21,859	Parallel Petroleum Corp.*	29,072
12,924	Penn Virginia Corp.	181,841
27,044	RAM Energy Resources, Inc.*	20,283
25,571	Rosetta Resources, Inc.*	180,276
9,842	Stone Energy Corp.*	42,419
9,490	Swift Energy Co.*	102,682
18,513	TXCO Resources, Inc.*	8,701
15,773	Western Refining, Inc.	198,582

		5,713,837

Paper & Forest Products - 0.3%
35,323	Buckeye Technologies, Inc.*	181,913
9,477	Deltic Timber Corp.	399,361
41,723	Louisiana-Pacific Corp.	169,813

		751,087

Personal Products - 0.4%
9,680	Chattem, Inc.*	531,528
16,169	Elizabeth Arden, Inc.*	140,024
14,188	Mannatech, Inc.	62,002
19,614	Prestige Brands Holdings, Inc.*	126,706

		860,260

Pharmaceuticals - 1.2%
12,787	Auxilium Pharmaceuticals, Inc.*	292,822
12,563	Cadence Pharmaceuticals, Inc.*	127,138
19,830	Cypress Bioscience, Inc.*	142,776
25,420	Durect Corp.*	62,025
32,324	Medicines Co*	322,594
35,077	Medicis Pharmaceutical Corp.	563,687
7,714	Noven Pharmaceuticals, Inc.*	79,608
10,680	Pain Therapeutics, Inc.*	50,623
15,861	Pozen, Inc.*	121,495
42,491	Valeant Pharmaceuticals International*	712,150
15,621	XenoPort, Inc.*	213,539

		2,688,457

Professional Services - 1.2%
15,296	CBIZ, Inc.*	120,227
9,553	Duff & Phelps Corp. Class A*	180,170
21,103	Hill International, Inc.*	85,256
23,645	Kelly Services, Inc. Class A	268,607
27,620	Kforce, Inc.*	301,334
41,805	Korn Ferry International*	442,715
39,941	TrueBlue, Inc.*	387,827
14,585	Watson Wyatt Worldwide, Inc.	773,734

		2,559,870

Real Estate Investment Trusts - 5.5%
29,076	Acadia Realty Trust	421,602
7,026	Agree Realty Corp.	112,135
52,958	Anthracite Capital, Inc.	21,183
31,204	BioMed Realty Trust, Inc.	356,038
40,323	CAPLEASE, Inc.	119,759
9,818	Care Investment Trust, Inc.	50,072
34,498	Cedar Shopping Centers, Inc.	123,848
16,908	Corporate Office Properties Trust	516,708
28,879	Cousins Properties, Inc.	244,028
74,698	DCT Industrial Trust, Inc.	330,165
10,736	DuPont Fabros Technology, Inc.	91,149
25,694	Education Realty Trust, Inc.	120,505
13,325	Entertainment Properties Trust	307,941
29,015	Equity One, Inc.	431,743
71,589	Extra Space Storage, Inc.	508,998
50,727	FelCor Lodging Trust, Inc.	100,439
7,543	Getty Realty Corp.	147,994
34,055	Glimcher Realty Trust	83,435
37,519	Gramercy Capital Corp.	81,041
25,587	Healthcare Realty Trust, Inc.	429,606
27,636	Highwoods Properties, Inc.	662,988
13,763	Home Properties, Inc.	501,524
18,250	Kite Realty Group Trust	63,875
10,031	LTC Properties, Inc.	180,658
34,462	Maguire Properties, Inc.	37,564
59,808	Medical Properties Trust, Inc.	319,375
11,417	Mid-America Apartment Communities, Inc.	422,315
31,953	National Retail Properties, Inc.	566,846
39,036	Newcastle Investment Corp.	24,202
50,085	NorthStar Realty Finance Corp.	158,769
35,632	Omega Healthcare Investors, Inc.	560,135
7,661	One Liberty Properties, Inc.	31,257
19,191	Post Properties, Inc.	244,877
17,137	Potlatch Corp.	503,999
13,530	PS Business Parks, Inc.	591,938
11,637	Ramco-Gershenson Properties Trust	128,007
44,071	Realty Income Corp.	984,104
49,810	Senior Housing Properties Trust	816,385
9,010	Urstadt Biddle Properties, Inc. Class A	138,394
21,542	U-Store-It Trust	73,889
21,500	Washington Real Estate Investment Trust	458,595

		12,068,085

Real Estate Management & Services - 0.1%
5,493	Avatar Holdings, Inc.*	102,060
4,496	Tejon Ranch Co.*	104,307

		206,367

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Road & Rail - 0.7%
8,460	Amerco, Inc.*	$274,527
26,184	Knight Transportation, Inc.	462,933
25,791	Old Dominion Freight Line, Inc.*	726,017
12,538	Saia, Inc.*	163,746

		1,627,223

Semiconductors & Semiconductor Equipment - 3.0%
10,214	Actel Corp.*	126,347
23,968	Atheros Communications, Inc.*	412,729
29,921	ATMI, Inc.*	472,453
26,740	Brooks Automation, Inc.*	166,323
17,518	Ceva, Inc.*	144,524
7,525	Cohu, Inc.	73,444
21,609	Cymer, Inc.*	613,912
23,939	Emcore Corp.*	29,684
17,002	Hittite Microwave Corp.*	631,794
21,073	IXYS Corp.	201,036
68,417	Microsemi Corp.*	918,156
14,874	Netlogic Microsystems, Inc.*	484,744
15,151	Pericom Semiconductor Corp.*	134,995
94,928	PMC - Sierra, Inc.*	751,830
21,025	Semitool, Inc.*	99,869
57,417	Silicon Storage Technology, Inc.*	106,221
65,848	Skyworks Solutions, Inc.*	582,096
4,483	Supertex, Inc.*	115,303
19,536	Tessera Technologies, Inc.*	274,285
7,626	Ultratech, Inc.*	103,104
17,407	Volterra Semiconductor Corp.*	200,006

		6,642,855

Software - 5.2%
16,863	ACI Worldwide, Inc.*	291,224
34,535	Ariba, Inc.	331,881
38,911	Blackbaud, Inc.	592,225
12,496	Blackboard, Inc.*	425,239
17,408	Concur Technologies, Inc.*	471,235
10,950	Deltek, Inc.*	45,114
4,170	Ebix, Inc.*	115,926
14,281	EPIQ Systems, Inc.*	220,927
13,628	i2 Technologies, Inc.*	121,562
35,756	Informatica Corp.*	568,520
12,084	Interactive Intelligence, Inc.*	132,924
32,542	Jack Henry & Associates, Inc.	586,407
32,901	Micros Systems, Inc.*	690,263
20,229	Netscout Systems, Inc.*	181,859
11,466	Opnet Technologies, Inc.*	98,608
46,518	Parametric Technology Corp.*	518,676
12,547	Pegasystems, Inc.	219,196
23,939	Phoenix Technologies Ltd.*	68,226
21,238	Progress Software Corp.*	450,033
29,225	Quest Software, Inc.*	424,639
24,058	Radiant Systems, Inc.*	177,307
26,464	Smith Micro Software, Inc.*	227,590
44,892	Solera Holdings, Inc.*	1,024,435
17,417	Sourcefire, Inc.*	188,626
32,026	Sybase, Inc.*	1,087,604
23,097	Symyx Technologies*	111,789
69,270	Take-Two Interactive Software, Inc.	628,972
18,993	Taleo Corp. Class A*	228,106
30,053	THQ, Inc.*	102,781
162,232	TIBCO Software, Inc.*	1,025,307
17,023	VASCO Data Security International, Inc.*	117,799

		11,475,000

Specialty Retail - 3.3%
17,715	Aaron Rents, Inc.	594,515
22,863	Aeropostale, Inc.*	776,656
34,592	Bebe Stores, Inc.	318,246
14,964	Build-A-Bear Workshop, Inc.*	81,703
8,292	Citi Trends, Inc.*	203,652
40,836	Collective Brands, Inc.*	592,939
24,450	Dress Barn, Inc.*	370,173
12,074	DSW, Inc. Class A*	131,244
37,529	Finish Line Class A	318,997
13,875	Genesco, Inc.*	316,073
23,660	Gymboree Corp.*	813,904
25,624	Hibbett Sports, Inc.*	534,260
5,455	Lumber Liquidators, Inc.*	81,607
22,807	Rent-A-Center, Inc.*	439,035
85,003	Sally Beauty Holdings, Inc.*	629,022
6,407	Systemax, Inc.	108,022
14,200	Talbots, Inc.	33,512
11,390	Tractor Supply Co.*	459,928
14,412	Tween Brands, Inc.*	42,083
18,289	Ulta Salon Cosmetics & Fragrance, Inc.*	160,029
17,695	Zumiez, Inc.*	213,402

		7,219,002

Textiles, Apparel & Luxury Goo - 1.3%
8,146	Columbia Sportswear Co.	250,245
4,457	Deckers Outdoor Corp.*	251,910
13,048	Maidenform Brands, Inc.*	166,362
9,246	Movado Group, Inc.	84,786
15,907	Steven Madden Ltd.*	467,984
43,073	Timberland Co. Class A*	699,506
10,556	Volcom, Inc.*	142,400
15,556	Warnaco Group, Inc.*	448,635
17,009	Wolverine World Wide, Inc.	354,297

		2,866,125

Thrifts & Mortgage Finance - 1.0%
7,755	Clifton Savings Bancorp, Inc.	85,150
47,726	First Niagara Financial Group, Inc.	646,210
12,553	First Place Financial Corp.	71,301
19,297	Flushing Financial Corp.	177,725
47,244	NewAlliance Bancshares, Inc.	609,920
7,965	OceanFirst Financial Corp.	96,775

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Thrifts & Mortgage Finance (continued)
17,446	Provident New York Bancorp	$147,768
16,009	United Financial Bancorp, Inc.	212,439
8,169	ViewPoint Financial Group	127,110
2,672	WSFS Financial Corp.	72,438

		2,246,836

Tobacco - 0.3%
20,136	Universal Corp.	607,302

Trading Companies & Distribution - 0.7%
20,302	Aircastle Ltd.	133,993
39,906	Beacon Roofing Supply, Inc.*	634,506
10,339	Houston Wire & Cable Co.	99,668
3,771	Lawson Products, Inc.	43,291
13,542	TAL International Group, Inc.	129,732
9,438	Watsco, Inc.	405,362

		1,446,552

Transportation Infrastructure - 0.0%†
6,857	CAI International, Inc.*	25,097

Water Utilities - 0.4%
14,632	California Water Service Group	571,088
9,894	Middlesex Water Co.	139,505
18,249	Southwest Water Co.	104,749

		815,342

	TOTAL COMMON STOCKS (Cost $158,247,629)	$189,611,307

SHORT TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
10,173,423	AIM Short Term Investment Treasury, 0.09% (a)	10,173,423
37,997	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	37,997

	TOTAL SHORT TERM INVESTMENTS (Cost $10,211,420)	$10,211,420

RIGHTS - 0.0%†
94	Gamco Investors Inc.	0
12,205	Deltek, Inc. Rts (expiration May 28, 2009)	0

	TOTAL RIGHTS	$0

	TOTAL INVESTMENTS (Cost $168,459,049) - 91.2%	$199,822,727
	Other Assets in Excess of Liabilities - 8.8%	19,265,978

	TOTAL NET ASSETS - 100.0%	$219,088,705

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 2000 Index	963,700	$473,629,639	5/6/2010	$(3,363,399)

The accompanying notes are an integral part of these financial statements.
38  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 107.9%
MONEY MARKET FUNDS - 107.9%
78,245,891	AIM Short Term Investment Treasury, 0.09% (a)	$78,245,891
136,876,911	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	136,876,911
	TOTAL SHORT TERM INVESTMENTS (Cost $215,122,802)	$215,122,802

	TOTAL INVESTMENTS (Cost $215,122,802) - 107.9%	$215,122,802
	Other Liabilities in Excess of Assets - (7.9%)	(15,769,385)

	TOTAL NET ASSETS - 100.0%	$199,353,417

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 2000 Index	1,226,600	$563,736,373	5/6/2010	$(34,746,968)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  39

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.3%
Automobiles - 3.1%
3,815	Daimler AG	$136,195
1,420	Honda Motor Co. Ltd. ADR (Japan)	41,265
48	Toyota Motor Corp. ADR (Japan)	3,800

		181,260

Beverages - 0.5%
1,440	Coca Cola Hellenic Bottling Co. SA ADR (Greece)	23,040
167	Diageo PLC ADR (Britain)	7,991

		31,031

Capital Markets - 2.7%
1,356	Credit Suisse Group AG ADR (Switzerland)	51,908
162	Deutsche Bank AG	8,494
15,825	Nomura Holdings, Inc. ADR (Japan)	95,108
228	UBS AG	3,110

		158,620

Chemicals - 0.5%
630	Syngenta AG ADR (Switzerland)	26,870

Commercial Banks - 6.4%
13,979	Allied Irish Banks PLC ADR (Ireland)	32,152
844	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)	9,128
5,287	Banco Santander SA ADR (Spain)	48,376
1,061	Barclays PLC ADR (Britain)	16,987
1,298	Governor & Co. the Bank of Ireland ADR (Ireland)	5,023
2,450	HSBC Holdings PLC ADR (Britain)	87,220
1,589	Lloyds Banking Group PLC ADR (Britain)	10,185
2,564	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)	13,897
34,935	Mizuho Financial Group, Inc. ADR (Japan)	147,076
1,485	National Bank of Greece SA ADR (Greece)	6,014
176	Royal Bank of Scotland Group PLC ADR (Britain)*	2,154

		378,212

Communications Equipment - 1.8%
18,254	Alcatel-Lucent ADR (France)*	45,636
1,338	Nokia OYJ ADR (Finland)	18,919
5,227	Telefonaktiebolaget LM Ericsson ADR (Sweden)	44,586

		109,141

Computers & Peripherals - 0.3%
1,159	Logitech International SA*	15,438

Construction Materials - 2.6%
5,866	CRH PLC ADR (Ireland)	150,874

Consumer Finance - 0.5%
1,223	ORIX Corp. ADR (Japan)	28,582

Diversified Financial Services - 0.0%†
154	ING Groep NV ADR (Netherlands)	1,395

Diversified Telecommunication - 6.6%
4,188	BT Group PLC ADR (Britain)	57,501
1,359	Deutsche Telekom AG ADR (Germany)	14,786
1,847	France Telecom SA ADR (France)	40,745
3,533	Hellenic Telecommunications Organization SA ADR (Greece)	26,250
285	Nippon Telegraph & Telephone Corp. ADR (Japan)	5,358
1,418	Portugal Telecom SGPS SA ADR (Portugal)	10,706
15,910	Telecom Corp. of New Zealand Ltd. ADR (New Zealand)	127,438
529	Telecom Italia SpA ADR (Italy)	6,623
358	Telecom Italia SpA ADR (Italy)	3,179
1,795	Telefonica SA ADR (Spain)	101,041

		393,627

Electrical Equipment - 3.4%
13,984	ABB Ltd. ADR (Switzerland)	198,852

Electronic Equipment, Instruments - 2.9%
1,390	FUJIFILM Holdings Corp. ADR (Japan)	35,737
3,469	Hitachi Ltd. ADR (Japan)	120,756
231	Kyocera Corp. ADR (Japan)	17,921

		174,414

Energy Equipment & Services - 1.1%
3,289	Cie Generale de Geophysique-Veritas ADR (France)*	47,427
605	Tenaris SA ADR (Luxembourg)	15,137

		62,564

Food & Staples Retailing - 1.1%
956	Delhaize Group ADR (Belgium)	64,626

Food Products - 3.1%
5,509	Cadbury PLC ADR (Britain)	165,766
272	Unilever NV	5,383
727	Unilever PLC ADR (Britain)	14,147

		185,296

Health Care Equipment & Supplies - 0.4%
659	Smith & Nephew PLC ADR (Britain)	23,098

Health Care Providers & Service - 1.3%
2,002	Fresenius Medical Care AG & Co. KGaA ADR (Germany)	77,097

The accompanying notes are an integral part of these financial statements.
40  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Hotels Restaurants & Leisure - 3.7%
5,740	Carnival Corp. (Panama)	$154,292
1,312	Carnival PLC ADR (Britain)	35,870
2,773	Intercontinental Hotels Group PLC ADR (Britain)	26,260

		216,422

Household Durables - 2.6%
4,209	Panasonic Corp. ADR (Japan)	61,367
3,678	Sony Corp. ADR (Japan)	95,113

		156,480

Industrial Conglomerates - 0.9%
372	Koninklijke Philips Electronics NV (Netherlands)	6,689
647	Siemens AG ADR (Germany)	43,304
439	Tomkins Plc ADR (Britain)	4,451

		54,444

Insurance - 3.4%
5,695	Aegon NV	27,051
2,289	Allianz SE ADR (Germany)	20,738
8,682	AXA SA ADR (France)	149,158
569	Prudential PLC ADR (Britain)	6,509

		203,456

Machinery - 0.4%
724	Kubota Corp. ADR (Japan)	21,713

Media - 5.8%
5,131	British Sky Broadcasting Group PLC ADR (Britain)	145,976
5,388	Pearson PLC ADR (Britain)	55,820
2,553	Reed Elsevier NV ADR (Netherlands)	55,834
2,228	Reed Elsevier PLC ADR (Britain)	65,949
430	Thomson Reuters Corp.	12,225
62	Thomson Reuters PLC ADR (Britain)	9,588

		345,392

Metals & Mining - 7.0%
3,600	Anglo American PLC ADR (Britain)	38,772
511	ArcelorMittal	12,049
4,138	BHP Billiton Ltd. ADR (Australia)	199,203
2,287	BHP Billiton PLC ADR (Britain)	95,688
355	Rio Tinto PLC ADR (Britain)	57,847
639	Sims Metal Management Ltd. ADR (Australia)	9,240

		412,799

Multi-Utilities - 0.4%
477	National Grid PLC ADR (Britain)	19,867
132	Veolia Environnement ADR (France)	3,605

		23,472

Office Electronics - 0.4%
870	Canon, Inc. ADR (Japan)	26,283

Oil, Gas & Consumable Fuels - 3.5%
68	BP PLC ADR (Britain)	2,887
1,070	ENI SpA ADR (Italy)	45,678
1,127	Frontline Ltd. (Bermuda)	22,687
3,117	Repsol YPF SA ADR (Spain)	58,724
251	Royal Dutch Shell PLC ADR Class B (Netherlands)	11,421
563	Royal Dutch Shell PLC ADR Class A (Netherlands)	25,718
342	StatoilHydro ASA ADR (Norway)	6,361
737	Total SA ADR (France)	36,644

		210,120

Pharmaceuticals - 5.7%
2,822	AstraZeneca PLC ADR (Britain)	98,685
7,628	Elan Corp. PLC ADR (Ireland)*	45,081
617	GlaxoSmithKline PLC ADR (Britain)	18,979
335	Novartis AG ADR (Switzerland)	12,700
2,882	Novo Nordisk A/S ADR (Denmark)	136,924
773	Sanofi-Aventis SA ADR (France)	22,201

		334,570

Semiconductors & Semiconductor Equipment - 6.7%
17,561	ASML Holding NV	371,414
3,703	STMicroelectronics NV	24,329

		395,743

Software - 0.5%
828	SAP AG ADR (Germany)	31,539

Textiles, Apparel & Luxury Goods - 0.2%
666	Luxottica Group SpA ADR (Italy)	12,194

Tobacco - 0.5%
619	British American Tobacco PLC ADR (Britain)	30,096

Wireless Telecommunication Services - 1.3%
5,149	Hutchison Telecommunications International Ltd. ADR (Hong Kong)*	22,965
246	Millicom International Cellular SA*	11,921
2,632	NTT DoCoMo, Inc. ADR (Japan)	36,664
395	Vodafone Group PLC ADR (Britain)	7,248

		78,798

	TOTAL COMMON STOCKS (Cost $4,329,292)	$4,814,518

INVESTMENT COMPANY - 6.0%
111	iPath Dow Jones-AIG Commodity Index Total Return ETN	3,697
1,006	iPath GSCI Total Return Index ETN	24,587
9,622	iShares MSCI Germany Index Fund	166,365

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  41

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANY (continued)
18,895	iShares MSCI Japan Index Fund	$160,796

	TOTAL INVESTMENT COMPANY (Cost $329,155)	$355,445

SHORT TERM INVESTMENTS - 10.3%
MONEY MARKET FUNDS - 10.3%
170,551	AIM Short Term Investment Treasury, 0.09% (a)	170,551
437,891	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	437,892

	TOTAL SHORT TERM INVESTMENTS (Cost $608,443)	$608,443

	TOTAL INVESTMENTS (Cost $5,266,890) - 97.6%	$5,778,406
	Other Assets in Excess of Liabilities - 2.4%	141,430

	TOTAL NET ASSETS - 100.0%	$5,919,836

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.

(a)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.
Direxion Daily Developed Markets Bull 3X Shares
Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	iShares MSCI EAFE Index	300,550	$12,477,078	5/6/2010	$124,997

The accompanying notes are an integral part of these financial statements.
42  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 123.9%
MONEY MARKET FUNDS - 123.9%
2,058,534	AIM Short Term Investment Treasury, 0.09% (a)	$2,058,534
4,027,841	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	4,027,841

	TOTAL SHORT TERM INVESTMENTS (Cost $6,086,375)	$6,086,375

	TOTAL INVESTMENTS (Cost $6,086,375) - 123.9%	$6,086,375
	Other Liabilities in Excess of Assets - 23.9%	(1,174,533)

	TOTAL NET ASSETS - 100.0%	$4,911,842

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	iShares MSCI EAFE Index	351,450	$13,594,977	5/6/2010	$(1,149,026)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  43

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 73.7%
Aerospace & Defense - 0.1%
670	Elbit Systems Ltd. (Israel)	$32,957
3,500	Empresa Brasileira de Aeronautica SA ADR (Brazil)	56,770

		89,727

Airlines - 0.2%
5,049	Gol Linhas Aereas Inteligentes SA ADR (Brazil)	17,571
7,058	Lan Airlines SA ADR (Chile)	64,015
7,816	Tam SA ADR (Brazil)*	52,133

		133,719

Beverages - 1.8%
809	Cia Cervecerias Unidas SA ADR (Chile)	23,938
17,153	Cia de Bebidas das Americas ADR (Brazil)	967,087
572	Coca-Cola Femsa SAB de CV ADR (Mexico)	22,502
5,195	Fomento Economico Mexicano SAB de CV ADR (Mexico)	147,070

		1,160,597

Chemicals - 0.6%
12,276	Braskem SA ADR (Brazil)	69,605
495	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	16,825
9,642	Sociedad Quimica y Minera de Chile SA ADR (Chile)	303,819

		390,249

Commercial Banks - 8.3%
156,930	Banco Bradesco SA ADR (Brazil)*	1,927,100
1,145	Banco Macro SA ADR (Argentina)	13,740
5,263	Banco Santander Chile ADR (Chile)	186,363
1,582	BanColombia SA ADR (Colombia)	36,940
1,723	Credicorp Ltd.	86,184
9,155	HDFC Bank Ltd. ADR (India)	677,653
41,438	ICICI Bank Ltd. ADR (India)	854,866
29,867	Itau Unibanco Banco Mlutiplo SA ADR (Brazil)*	410,074
17,710	Shinhan Financial Group Co. Ltd. ADR (South Korea)*	873,989
8,099	Woori Finance Holdings Co. Ltd. ADR (South Korea)*	186,277

		5,253,186

Communications Equipment - 0.1%
1,393	Nice Systems Ltd. ADR (Israel)*	35,675

Construction & Engineering - 0.0%†
2,443	Empresas ICA SAB de CV ADR (Mexico)	17,712

		17,712

Construction Materials - 0.2%
13,057	Cemex SAB de CV ADR (Mexico)	97,666

		97,666

Diversified Telecommunication - 6.1%
8,836	Brasil Telecom Participacoes SA ADR (Brazil)	344,251
874	Brasil Telecom SA ADR (Brazil)	16,274
13,588	China Telecom Corp. Ltd. ADR (China)	670,840
63,326	China Unicom Hong Kong Ltd. ADR (Hong Kong)	732,681
47,294	Chunghwa Telecom Co. Ltd. ADR (Taiwan)	893,860
1,158	Indosat Tbk PT ADR (Indonesia)	30,166
7,016	KT Corp. ADR (South Korea)*	100,469
2,264	Magyar Telekom Telecommunications Plc ADR (Hungary)	26,217
3,508	Nortel Inversora SA ADR (Argentina)*	15,540
4,401	Rostelecom ADR (Russia)	240,955
651	Tata Communications Ltd. ADR (India)	15,012
6,164	Tele Norte Leste Participacoes SA ADR (Brazil)	95,850
1,988	Telecom Argentina SA ADR (Argentina)*	18,389
7,257	Telefonos de Mexico SAB de CV ADR (Mexico)	116,112
5,885	Telekomunikasi Indonesia Tbk PT ADR (Indonesia)	169,135
1,780	Telkom SA Ltd. ADR (South Africa)	89,481
7,865	Telmex Internacional SAB de CV ADR (Mexico)	81,639
18,843	Vimpel-Communications ADR (Russia)	177,501

		3,834,372

Electric Utilities - 2.7%
4,784	Centrais Eletricas Brasileiras SA ADR (Brazil)	61,092
5,542	Centrais Eletricas Brasileiras SA ADR (Brazil)	72,489
30,479	Cia Energetica de Minas Gerais ADR (Brazil)	458,709
10,824	Cia Paranaense de Energia ADR (Brazil)	135,733
997	CPFL Energia SA ADR (Brazil)	45,373
29,605	Enersis SA ADR (Chile)	443,779
45,818	Korea Electric Power Corp. ADR (South Korea)*	489,337

		1,706,512

The accompanying notes are an integral part of these financial statements.
44  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Electronic Equipment, Instruments - 1.8%
64,944	AU Optonics Corp ADR (Taiwan)*	$704,642
34,629	LG Display Co. Ltd. ADR (South Korea)*	425,590

		1,130,232

Energy Equipment & Services - 1.0%
24,325	Tenaris SA ADR (Luxembourg)	608,612

		608,612

Food & Staples Retailing - 0.2%
4,393	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)	141,850

		141,850

Food Products - 0.4%
6,104	Perdigao SA ADR (Brazil)*	179,396
3,755	Sadia SA ADR (Brazil)	21,404
555	Wimm-Bill-Dann Foods OJSC ADR (Russia)*	24,792

		225,592

Household Durables - 0.1%
780	Desarrolladora Homex SAB de CV ADR (Mexico)*	14,500
1,775	Gafisa SA ADR (Brazil)	30,725

		45,225

Independent Power Producers & Energy Traders - 0.8%
12,404	Empresa Nacional de Electricidad SA/Chile ADR (Chile)	475,693
1,461	Huaneng Power International, Inc. ADR (China)	39,783

		515,476

Insurance - 3.5%
42,278	China Life Insurance Co. Ltd. ADR (China)	2,238,620

		2,238,620

IT Services - 2.8%
50,457	Infosys Technologies Ltd. ADR (India)	1,554,580
20,421	Wipro Ltd. ADR (India)	191,549

		1,746,129

Machinery - 0.1%
4,164	Tata Motors Ltd. ADR (India)	32,104

Media - 0.4%
992	Central European Media Enterprises Ltd. (Bermuda)*	16,278
12,058	Grupo Televisa SA ADR (Mexico)	186,658
8,568	NET Servicos de Comunicacao SA ADR (Brazil)	69,744

		272,680

Metals & Mining - 10.2%
11,964	Aluminum Corp. of China Ltd. ADR (China)*	230,068
4,600	AngloGold Ashanti Ltd. ADR (South Africa)	141,680
3,217	Cia de Minas Buenaventura SA ADR (Peru)	68,072
34,018	Cia Siderurgica Nacional SA ADR (Brazil)	630,013
95,120	Cia Vale do Rio Doce ADR (Brazil)	1,570,431
102,719	Cia Vale do Rio Doce ADR Class A (Brazil)	1,410,332
13,970	Gerdau SA ADR (Brazil)	99,187
11,384	Gold Fields Ltd. ADR (South Africa)	118,394
5,813	Harmony Gold Mining Co. Ltd. ADR (South Africa)	54,177
18,017	Mechel ADR (Russia)	95,850
22,509	POSCO ADR (South Korea)	1,732,519
6,447	Southern Copper Corp.	119,721
21,313	Sterlite Industries India Ltd. ADR (India)	180,947

		6,451,391

Oil, Gas & Consumable Fuels - 11.3%
15,326	China Petroleum & Chemical Corp. ADR (China)	1,189,298
3,292	CNOOC Ltd. ADR (Hong Kong)	366,564
7,506	Petrobras Energia Participaciones SA ADR (Argentina)	48,339
4,462	PetroChina Co. Ltd. ADR (China)*	387,792
103,865	Petroleo Brasileiro SA ADR (Brazil)	2,802,278
55,849	Petroleo Brasileiro SA ADR Preference Shares (Brazil)	1,874,851
13,160	Sasol Ltd. ADR (South Africa)	396,248
13,197	Yanzhou Coal Mining Co. Ltd. ADR (China)	126,295

		7,191,665

Paper & Forest Products - 0.3%
6,591	Aracruz Celulose SA ADR (Brazil)	78,697
7,794	Sappi Ltd. ADR (South Africa)	20,264
11,102	Votorantim Celulose e Papel SA ADR (Brazil)*	97,032

		195,993

Pharmaceuticals - 1.4%
2,398	Dr Reddy’s Laboratories Ltd. ADR (India)	26,258
19,303	Teva Pharmaceutical Industries Ltd. ADR (Israel)	847,209

		873,467

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  45

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Real Estate Management & Services - 4.5%
228,442	E-House China Holdings Ltd. ADR (China)*	$2,830,396

		2,830,396

Road & Rail - 0.0%†
645	Guangshen Railway Co. Ltd. ADR (China)	14,416

		14,416

Semiconductors & Semiconductor Equipment - 8.2%
83,575	Advanced Semiconductor Engineering, Inc. ADR (Taiwan)	253,232
64,459	Siliconware Precision Industries Co. ADR (Taiwan)	481,509
374,467	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3,958,116
174,240	United Microelectronics Corp. ADR (Taiwan)	531,432

		5,224,289

Software - 0.1%
4,709	Check Point Software Technologies*	109,108

		109,108

Specialty Retail - 0.3%
7,275	Ultrapar Participacoes SA ADR (Brazil)	202,682

		202,682

Transportation Infrastructure - 0.0%†
1,124	Grupo Aeroportuario del Pacifico SAB de CV ADR (Mexico)	23,109

		23,109

Water Utilities - 0.1%
1,546	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)*	43,628

Wireless Telecommunication Services - 6.1%
21,205	America Movil SAB de CV ADR (Mexico)	696,584
1,196	Cellcom Israel Ltd.	26,061
54,522	China Mobile Ltd. ADR (Hong Kong)	2,353,169
6,310	Mobile Telesystems OJSC ADR (Russia)	209,113
2,239	Partner Communications ADR (Israel)	36,384
1,305	Philippine Long Distance Telephone Co. ADR (Philippines)	59,860
9,794	SK Telecom Co. Ltd. ADR (South Korea)	153,472
1,145	Tim Participacoes SA ADR (Brazil)	19,076
23,810	Turkcell Iletisim Hizmet AS ADR (Turkey)	302,387
2,134	Vivo Participacoes SA ADR (Brazil)*	34,059

		3,890,165

	TOTAL COMMON STOCK (Cost $39,348,572)	$46,726,244

INVESTMENT COMPANY - 5.4%
38,340	iShares MSCI South Korea Index Fund	1,311,995
208,011	iShares MSCI Taiwan Index Fund	2,125,872

	TOTAL INVESTMENT COMPANY (Cost $2,672,719)	$3,437,867

SHORT TERM INVESTMENTS - 14.8%
MONEY MARKET FUNDS - 14.8%
6,015,100	AIM Short Term Investment Treasury, 0.09% (a)	6,015,100
3,371,662	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	3,371,662

	TOTAL SHORT TERM INVESTMENTS (Cost $9,386,762)	$9,386,762

	TOTAL INVESTMENTS (Cost $51,408,053) - 93.9%	$59,550,873
	Other Assets in Excess of Liabilities - 6.1%	3,812,577

	TOTAL NET ASSETS - 100.0%	$63,363,450

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.
Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index	4,884,400	$139,938,060	5/6/2010	$(30,845)

The accompanying notes are an integral part of these financial statements.
46  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 83.5%
MONEY MARKET FUNDS - 83.5%
4,617,746	AIM Short Term Investment Treasury, 0.09% (a)	$4,617,746
11,304,802	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	11,304,802

	TOTAL SHORT TERM INVESTMENTS (Cost $15,922,548)	$15,922,548

	TOTAL INVESTMENTS (Cost $15,922,548) - 83.5%	$15,922,548
	Other Assets in Excess of Liabilities - 16.5%	3,140,987

	TOTAL NET ASSETS - 100.0%	$19,063,535

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index	1,995,930	$54,364,557	5/6/2010	$(2,812,174)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  47

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 84.4%
Electrical Equipment - 0.9%
4,856	First Solar, Inc.*	$909,480
8,953	SunPower Corp. Class A*	245,133

		1,154,613

Energy Equipment & Services - 15.8%
6,077	Atwood Oceanics Inc.*	135,639
33,491	Baker Hughes Inc.	1,191,610
31,953	BJ Services Co.	443,827
23,558	Cameron International Corp.*	602,614
7,478	Diamond Offshore Drilling, Inc.	541,482
55,553	Dresser-Rand Group, Inc.*	1,368,270
54,461	ENSCO International, Inc.	1,540,157
6,705	Exterran Holdings, Inc.*	138,458
13,923	FMC Technologies, Inc.*	476,584
12,535	Global Industries Ltd.*	81,101
94,852	Halliburton Co.	1,917,908
10,698	Helix Energy Solutions Group, Inc.*	97,245
11,344	Helmerich & Payne, Inc.	349,622
9,662	Hercules Offshore, Inc.*	30,918
13,624	Key Energy Services, Inc.*	59,809
30,609	Nabors Industries Ltd.*	465,563
45,141	National Oilwell Varco, Inc.*	1,366,869
5,993	Oceaneering International, Inc.*	273,101
5,387	Oil States International, Inc.*	101,814
16,791	Patterson-UTI Energy, Inc.	213,414
68,652	Pride International, Inc.*	1,558,401
12,244	Rowan Cos, Inc.*	191,129
107,977	Schlumberger Ltd.	5,289,794
2,267	SEACOR Holdings, Inc.*	148,987
23,458	Smith International, Inc.	606,389
8,779	Superior Energy Services, Inc.*	168,645
8,110	Tetra Technologies, Inc.*	46,389
46,307	Unit Corp.*	1,263,718

		20,669,457

Gas Utilities - 1.2%
47,120	EQT Corp.	1,584,646

Oil, Gas & Consumable Fuels - 66.5%
7,644	Alpha Natural Resources, Inc.*	156,549
76,573	Anadarko Petroleum Corp.	3,297,233
36,271	Apache Corp.	2,642,705
15,671	Arch Coal Inc.	218,924
11,237	Cabot Oil & Gas Corp.	339,245
65,998	Chesapeake Energy Corp.	1,300,821
224,894	Chevron Corp.	14,865,493
50,664	Cimarex Energy Co.	1,362,862
46,305	CNX Gas Corp.*	1,192,354
167,709	ConocoPhillips	6,876,069
19,872	Consol Energy, Inc.	621,596
3,236	Continental Resources, Inc.*	75,561
26,747	Denbury Resources, Inc.*	435,441
48,511	Devon Energy Corp.	2,515,295
76,363	El Paso Corp.	526,905
5,795	Encore Acquisition Co.*	169,156
26,998	EOG Resources, Inc.	1,713,833
357,709	Exxon Mobil Corp.	23,848,458
10,560	Forest Oil Corp.*	168,960
4,932	Foundation Coal Holdings, Inc.	80,096
11,302	Frontier Oil Corp.	143,648
30,585	Hess Corp.	1,675,752
4,642	Holly Corp.	97,296
114,655	Marathon Oil Corp.	3,405,254
9,546	Mariner Energy, Inc.*	108,633
9,257	Massey Energy Co.	147,279
44,077	Murphy Oil Corp.	2,102,914
14,325	Newfield Exploration Co.*	446,654
38,229	Noble Energy, Inc.	2,169,496
82,713	Occidental Petroleum Corp.	4,655,915
8,414	Patriot Coal Corp.*	53,008
29,521	Peabody Energy Corp.	779,059
27,289	PetroHawk Energy Corp.*	644,020
12,998	Pioneer Natural Resources Co.	300,514
11,688	Plains Exploration & Production Co.*	220,553
11,848	Quicksilver Resources, Inc.*	96,324
16,779	Range Resources Corp.	670,657
11,321	SandRidge Energy, Inc.*	92,379
37,181	Southwestern Energy Co.*	1,333,311
6,689	St Mary Land & Exploration Co.	119,532
12,705	Sunoco, Inc.	336,810
14,975	Tesoro Corp.	228,369
57,464	Valero Energy Corp.	1,140,086
3,280	W&T Offshore, Inc.	30,438
5,749	Walter Energy, Inc.	131,077
5,500	Whiting Petroleum Corp.*	180,180
63,542	Williams Cos, Inc.	895,943
60,150	XTO Energy, Inc.	2,084,799

		86,697,456

Real Estate Investment Trust - 0.0%†
1	Walter Investment Management Corp.*	7

	TOTAL COMMON STOCKS (Cost 97,440,363)	$110,106,179

The accompanying notes are an integral part of these financial statements.
48  DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 14.4%
MONEY MARKET FUNDS - 14.4%
18,825,360	AIM Short Term Investment Treasury, 0.09% (a)	$18,825,361
4,304	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	4,304

	TOTAL SHORT TERM INVESTMENTS (Cost $18,829,665)	$18,829,665

	TOTAL INVESTMENTS (Cost $116,270,028) - 98.8%	$128,935,843
	Other Assets in Excess of Liabilities - 1.2%	1,502,819

	TOTAL NET ASSETS - 100.0%	$130,438,662

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Energy Index	533,400	$282,146,754	5/6/2010	$(901,333)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  49

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 112.2%
MONEY MARKET FUNDS - 112.2%
15,342,825	AIM Short Term Investment Treasury, 0.09% (a)	$15,342,825
26,270,072	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	26,270,072

	TOTAL SHORT TERM INVESTMENTS (Cost $41,612,897)	$41,612,897

	TOTAL INVESTMENTS (Cost $41,612,897) - 112.2%	$41,612,897
	Other Liabilities in Excess of Assets - (12.2%)	(4,546,083)

	TOTAL NET ASSETS - 100.0%	$37,066,814

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Energy Index	210,900	$106,715,757	5/6/2010	$(4,519,149)

The accompanying notes are an integral part of these financial statements.
50  DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 86.5%
Capital Markets - 16.9%
33,002	Affiliated Managers Group, Inc.*	$1,876,164
144,061	Allied Capital Corp.	354,390
173,110	American Capital Ltd.	534,910
179,098	Ameriprise Financial, Inc.	4,719,232
922,142	Bank of New York Mellon Corp.	23,496,177
14,056	BlackRock, Inc.	2,059,485
753,277	Charles Schwab Corp.	13,920,559
367,537	E*Trade Financial Corp.*	525,578
82,606	Eaton Vance Corp.	2,260,926
70,353	Federated Investors, Inc.	1,609,677
124,245	Franklin Resources, Inc.	7,514,338
39,563	GLG Partners, Inc.	94,556
405,457	Goldman Sachs Group, Inc.	52,101,224
312,567	Invesco Ltd.	4,600,986
35,252	Investment Technology Group, Inc.*	803,041
131,243	Janus Capital Group, Inc.	1,316,367
101,448	Jefferies Group, Inc.	1,985,337
60,952	Lazard Ltd.	1,663,990
112,189	Legg Mason, Inc.	2,251,633
78,517	MF Global Ltd.*	478,954
844,339	Morgan Stanley	19,960,174
177,473	Northern Trust Corp.	9,647,432
77,037	Raymond James Financial, Inc.	1,208,711
108,560	SEI Investments Co.	1,523,097
343,984	State Street Corp.	11,740,174
209,369	T Rowe Price Group, Inc.	8,064,894
195,991	TD Ameritrade Holding Corp.*	3,118,217
69,879	Waddell & Reed Financial, Inc.	1,565,988

		180,996,211

Commercial Banks - 14.6%
102,697	Associated Banc-Corp	1,588,723
66,402	Bancorpsouth, Inc.	1,543,847
38,643	Bank of Hawaii Corp.	1,357,915
440,864	BB&T Corp.	10,289,766
17,941	BOK Financial Corp.	675,658
175,228	CapitalSource, Inc.	541,455
32,299	City National Corp.	1,182,143
121,326	Comerica, Inc.	2,545,419
49,965	Commerce Bancshares, Inc.	1,653,842
47,391	Cullen/Frost Bankers, Inc.	2,231,642
405,113	Fifth Third Bancorp	1,660,963
4,870	First Citizens BancShares, Inc.	582,793
170,064	First Horizon National Corp.	1,957,437
140,280	Fulton Financial Corp.	927,251
295,236	Huntington Bancshares, Inc.	823,708
396,845	Keycorp	2,440,597
52,996	M&T Bank Corp.	2,779,640
208,959	Marshall & Ilsley Corp.	1,207,783
343,165	PNC Financial Services Group, Inc.	13,623,651
226,561	Popular, Inc.	647,964
560,152	Regions Financial Corp.	2,515,082
284,843	SunTrust Banks, Inc.	4,113,133
226,465	Synovus Financial Corp.	731,482
101,972	TCF Financial Corp.	1,418,431
1,403,238	US Bancorp	25,566,996
113,550	Valley National Bancorp	1,643,069
42,317	Webster Financial Corp.	221,318
3,401,906	Wells Fargo & Co.	68,072,138
54,293	Whitney Holding Corp.	649,344
54,250	Wilmington Trust Corp.	787,168
92,957	Zions Bancorporation	1,016,020

		156,996,378

Consumer Finance - 3.0%
811,565	American Express Co.	20,467,669
105,940	AmeriCredit Corp.*	1,077,410
302,480	Capital One Financial Corp.	5,063,515
386,428	Discover Financial Services	3,141,660
376,365	SLM Corp.*	1,817,843
3,176	Student Loan Corp.	152,956

		31,721,053

Diversified Financial Services - 17.8%
5,104,199	Bank of America Corp.	45,580,497
313,368	CIT Group, Inc.	695,677
4,389,062	Citigroup, Inc.	13,386,639
54,059	CME Group, Inc.	11,965,960
56,892	IntercontinentalExchange, Inc.*	4,983,739
2,986,094	JPMorgan Chase & Co.	98,541,102
143,144	Leucadia National Corp.	3,038,947
158,807	Moody’s Corp.	4,687,983
35,480	MSCI, Inc.*	744,725
108,983	NASDAQ OMX Group, Inc.*	2,095,743
213,642	NYSE Euronext	4,950,085

		190,671,097

Insurance - 16.9%
383,216	Aflac, Inc.	11,071,111
4,190	Alleghany Corp.	1,062,835
39,380	Allied World Assurance Co. Holdings Ltd.	1,462,573
444,029	Allstate Corp.	10,359,197
63,441	American Financial Group, Inc.	1,115,293
1,872,874	American International Group, Inc.	2,584,566
12,681	American National Insurance Co.	860,659
223,856	AON Corp.	9,446,723
37,072	Arch Capital Group Ltd.*	2,142,020
80,480	Arthur J Gallagher & Co.	1,809,190
95,314	Assurant, Inc.	2,329,474
109,813	Axis Capital Holdings Ltd.	2,705,792
93,257	Brown & Brown, Inc.	1,814,781
294,655	Chubb Corp.	11,476,813
117,466	Cincinnati Financial Corp.	2,813,311
22,121	CNA Financial Corp.	264,788
148,869	Conseco, Inc.*	238,190

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  51

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Insurance (continued)
39,918	Endurance Specialty Holdings Ltd.	$1,044,255
25,768	Erie Indemnity Co.	910,126
49,928	Everest Re Group Ltd.	3,726,626
189,296	Fidelity National Financial, Inc.	3,431,936
74,579	First American Corp.	2,094,178
41,435	Hanover Insurance Group, Inc.	1,242,221
253,720	Hartford Financial Services Group, Inc.	2,910,168
92,954	HCC Insurance Holdings, Inc.	2,223,460
209,049	Lincoln National Corp.	2,349,711
253,086	Loews Corp.	6,299,311
8,010	Markel Corp.*	2,298,870
412,434	Marsh & McLennan Cos, Inc.	8,698,233
132,088	MBIA, Inc.	624,776
21,443	Mercury General Corp.	724,345
406,906	MetLife, Inc.	12,105,455
185,839	Old Republic International Corp.	1,741,311
19,487	OneBeacon Insurance Group Ltd.	226,439
43,759	PartnerRe Ltd.	2,983,926
208,722	Principal Financial Group, Inc.	3,410,517
546,207	Progressive Corp.	8,346,043
56,287	Protective Life Corp.	482,380
349,744	Prudential Financial, Inc.	10,100,607
55,371	Reinsurance Group of America, Inc.	1,760,244
49,370	RenaissanceRe Holdings Ltd.	2,402,344
39,473	StanCorp Financial Group, Inc.	1,082,744
68,553	Torchmark Corp.	2,010,659
21,737	Transatlantic Holdings, Inc.	824,484
487,509	Travelers Cos, Inc.	20,056,121
33,195	Unitrin, Inc.	564,315
279,227	Unum Group	4,562,569
1,079	Wesco Financial Corp.	322,513
5,974	White Mountains Insurance Group Ltd.	1,142,946
109,749	WR Berkley Corp.	2,624,099
266,702	XL Capital Ltd.	2,536,336

		181,421,584

IT Services - 5.0%
48,055	Alliance Data Systems Corp.*	2,012,063
112,921	Broadridge Financial Solutions, Inc.	2,185,021
157,302	Fidelity National Information Services, Inc.	2,807,841
125,293	Fiserv, Inc.*	4,675,935
64,132	Global Payments, Inc.	2,056,072
78,651	Lender Processing Services, Inc.	2,254,138
58,591	Mastercard, Inc.	10,748,518
72,389	Metavante Technologies, Inc.*	1,707,657
131,814	Total System Services, Inc.	1,643,721
360,908	Visa, Inc., FST	23,444,583

		53,535,549

Media - 0.0%†
13,008	Morningstar, Inc.*	516,027

Professional Services - 0.6%
44,994	Dun & Bradstreet Corp.	3,662,512
104,419	Equifax, Inc.	3,044,858

		6,707,370

Real Estate Investment Trusts - 9.6%
31,741	Alexandria Real Estate Equities, Inc.	1,157,912
117,884	AMB Property Corp.	2,250,406
433,499	Annaly Capital Management, Inc.	6,099,331
94,565	Apartment Investment & Management Co.	690,325
62,058	AvalonBay Communities, Inc.	3,525,515
96,502	Boston Properties, Inc.	4,769,129
70,626	Brandywine Realty Trust	437,175
38,819	BRE Properties, Inc.	953,783
42,849	Camden Property Trust	1,162,493
57,299	CBL & Associates Properties, Inc.	454,954
110,377	Developers Diversified Realty Corp.	455,857
61,115	Digital Realty Trust, Inc.	2,200,751
97,776	Douglas Emmett, Inc.	935,716
180,428	Duke Realty Corp.	1,762,782
218,078	Equity Residential	4,991,805
21,621	Essex Property Trust, Inc.	1,372,717
47,395	Federal Realty Investment Trust	2,616,204
202,879	HCP, Inc.	4,453,194
87,659	Health Care REIT, Inc.	2,986,542
75,739	Hospitality Properties Trust	927,045
485,491	Host Hotels & Resorts, Inc.	3,733,426
181,752	HRPT Properties Trust	783,351
85,332	iStar Financial, Inc.	287,569
26,385	Kilroy Realty Corp.	568,333
257,871	Kimco Realty Corp.	3,099,609
79,135	Liberty Property Trust	1,926,146
60,258	Macerich Co.	1,056,323
52,956	Mack-Cali Realty Corp.	1,422,398
82,474	Nationwide Health Properties, Inc.	2,036,283
137,947	Plum Creek Timber Co., Inc.	4,761,930
340,689	ProLogis	3,103,677
102,002	Public Storage	6,819,854
63,236	Rayonier, Inc.	2,442,174

The accompanying notes are an integral part of these financial statements.
52  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
64,513	Regency Centers Corp.	$2,416,012
205,756	Simon Property Group, Inc.	10,617,010
47,058	SL Green Realty Corp.	831,044
42,577	Taubman Centers, Inc.	1,014,184
119,947	UDR, Inc.	1,207,866
119,253	Ventas, Inc.	3,415,406
125,898	Vornado Realty Trust	6,155,153
59,964	Weingarten Realty Investors	931,841

		102,833,225

Real Estate Management & Services - 0.4%
174,432	CB Richard Ellis Group, Inc.*	1,308,240
59,835	Forest City Enterprises, Inc.*	504,409
27,816	Jones Lang LaSalle, Inc.	897,622
74,547	St. Joe Co.*	1,854,730

		4,565,001

Software - 0.2%
34,425	Factset Research Systems, Inc.	1,844,836

Thrifts & Mortgage Finance - 1.5%
67,850	Astoria Financial Corp.	560,441
17,734	Capitol Federal Financial	690,917
418,521	Hudson City Bancorp, Inc.	5,256,623
100,826	MGIC Investment Corp.	258,115
276,383	New York Community Bancorp, Inc.	3,125,892
278,925	People’s United Financial, Inc.	4,356,808
68,465	TFS Financial Corp.	803,094
5,318	Tree.com, Inc.*	34,142
70,775	Washington Federal, Inc.	918,660

		16,004,692

	TOTAL COMMON STOCKS (Cost $703,759,751)	$927,813,023

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS - 19.6%
209,866,040	AIM Short Term Investment Treasury, 0.09% (a)	209,866,040
602,971	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	602,971

	TOTAL SHORT TERM INVESTMENTS (Cost $210,469,011)	$210,469,011

	TOTAL INVESTMENTS (Cost $914,228,762) - 106.1%	$1,138,282,034
	Liabilities in Excess of Other Assets - (6.1%)	(65,495,129)

	NET ASSETS - 100.0%	$1,072,786,905

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
(†)	Less than 0.05%.
Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Financial Services Index	3,903,200	$2,288,274,070	5/6/2010	$(8,815,707)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  53

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 103.4%
MONEY MARKET FUNDS - 103.4%
530,350,552	AIM Short Term Investment Treasury, 0.09% (a)	$530,350,552
951,936,980	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	951,936,980

	TOTAL SHORT TERM INVESTMENTS (Cost $1,482,287,532)	$1,482,287,532

	TOTAL INVESTMENTS (Cost $1,482,287,532) - 103.4%	$1,482,287,532
	Other Liabilities in Excess of Assets - (3.4%)	(49,121,616)

	TOTAL NET ASSETS - 100.0%	$1,433,165,916

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Financial Services Index	7,393,200	$4,146,137,052	5/6/2010	$(174,740,925)

The accompanying notes are an integral part of these financial statements.
54  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.4%
Communications Equipment - 14.8%
2,552	ADC Telecommunications, Inc.*	$18,783
10,121	Brocade Communications Systems, Inc.*	58,499
2,331	Ciena Corp.*	27,855
143,492	Cisco Systems, Inc.*	2,772,266
1,849	CommScope, Inc.*	46,410
42,168	Corning, Inc.	616,496
1,123	EchoStar Corp.*	17,766
2,187	F5 Networks, Inc.*	59,639
3,589	Harris Corp.	109,752
5,591	JDS Uniphase Corp.*	25,775
17,701	Juniper Networks, Inc.*	383,227
69,591	Motorola, Inc.	384,838
36,450	QUALCOMM, Inc.	1,542,564
10,601	Tellabs, Inc.*	55,549

		6,119,419

Computers & Peripherals - 23.4%
22,093	Apple, Inc.*	2,779,962
48,613	Dell, Inc.*	564,883
55,173	EMC Corp.*	691,318
37,093	Hewlett-Packard Co.	1,334,606
33,482	International Business Machines Corp.	3,455,677
4,221	NCR Corp.*	42,843
9,223	NetApp, Inc.*	168,781
3,235	QLogic Corp.*	45,872
6,017	SanDisk Corp.*	94,587
12,962	Seagate Technology	105,770
19,754	Sun Microsystems, Inc.*	180,947
4,800	Teradata Corp.*	80,256
5,910	Western Digital Corp.*	139,003

		9,684,505

Electronic Equipment, Instruments - 2.4%
4,690	Amphenol Corp. Class A	158,710
3,287	Arrow Electronics, Inc.*	74,746
4,030	Avnet, Inc.*	88,217
1,325	AVX Corp.	13,263
1,355	Dolby Laboratories, Inc. Class A*	54,376
3,687	FLIR Systems, Inc.*	81,778
4,492	Ingram Micro, Inc. Class A*	65,224
5,587	Jabil Circuit, Inc.	45,255
3,625	Molex, Inc.	60,429
3,236	Trimble Navigation Ltd.*	69,380
15,362	Tyco Electronics Ltd.	267,912
4,965	Vishay Intertechnology, Inc.*	29,145

		1,008,435

Internet Software & Services - 5.3%
4,486	Akamai Technologies, Inc.*	98,782
871	Equinix, Inc.*	61,170
3,297	Google, Inc. Class A*	1,305,514
756	Sohu.com, Inc.*	39,425
5,208	Verisign, Inc.*	107,181
40,514	Yahoo!, Inc.*	578,945

		2,191,017

IT Services - 1.6%
2,398	Affiliated Computer Services, Inc. Class A*	116,015
7,713	Cognizant Technology Solutions Corp. Class A*	191,205
4,051	Computer Sciences Corp.*	149,725
1,090	DST Systems, Inc.*	39,425
2,078	NeuStar, Inc. Class A*	39,503
5,425	SAIC, Inc.*	98,193
9,619	Unisys Corp.*	11,735

		645,801

Professional Services - 0.1%
1,158	IHS, Inc. Class A*	47,895

Semiconductors & Semiconductor Equipment - 12.4%
17,956	Advanced Micro Device, Inc.*	64,821
8,022	Altera Corp.	130,839
7,757	Analog Devices, Inc.	165,069
47,683	Applied Materials, Inc.	582,209
11,900	Atmel Corp.*	45,696
16,456	Broadcom Corp. Class A*	381,614
2,399	Cree, Inc.*	65,709
3,681	Cypress Semiconductor Corp.*	29,190
3,330	Fairchild Semiconductor International, Inc.*	20,513
4,586	Integrated Device Technology, Inc.*	24,902
85,661	Intel Corp.	1,351,730
1,932	International Rectifier Corp.*	32,612
3,300	Intersil Corp. Class A	38,280
4,555	KLA-Tencor Corp.	126,356
3,342	Lam Research Corp.*	93,175
5,943	Linear Technology Corp.	129,439
17,155	LSI Corp.*	65,875
12,941	Marvell Technology Group Ltd.*	142,092
6,090	MEMC Electronic Materials, Inc.*	98,658
4,946	Microchip Technology, Inc.	113,758
20,166	Micron Technology, Inc.*	98,410
6,141	National Semiconductor Corp.	75,964
2,668	Novellus Systems, Inc.*	48,184
14,840	NVIDIA Corp.*	170,363
10,911	ON Semiconductor Corp.*	59,138
2,798	Rambus, Inc.*	33,520
1,237	Silicon Laboratories, Inc.*	41,143
4,586	Teradyne, Inc.*	27,241
35,475	Texas Instruments, Inc.	640,678
1,981	Varian Semiconductor Equipment Associates, Inc.*	50,694
7,470	Xilinx, Inc.	152,687

		5,100,559

Software - 19.8%
15,861	Activision Blizzard, Inc.*	170,823
14,215	Adobe Systems, Inc.*	388,780
5,251	Amdocs Ltd.*	109,903
2,262	ANSYS, Inc.*	62,476
5,998	Autodesk, Inc.*	119,401
5,101	BMC Software, Inc.*	176,852
10,399	CA, Inc.	179,383

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  55

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

Software (continued)
6,917	Cadence Design Systems, Inc.*	$38,597
4,902	Citrix Systems, Inc.*	139,854
6,574	Compuware Corp.*	49,174
8,496	Electronic Arts, Inc.*	172,894
11,729	Intuit, Inc.*	271,292
4,037	McAfee, Inc.*	151,549
190,544	Microsoft Corp.	3,860,420
9,453	Novell, Inc.*	35,543
5,245	Nuance Communications, Inc.*	70,021
76,825	Oracle Corp.*	1,485,796
5,095	Red Hat, Inc.*	87,991
2,810	Salesforce.com, Inc.*	120,296
22,495	Symantec Corp.*	388,039
3,797	Synopsys, Inc.*	82,699
1,108	VMware, Inc. Class A*	28,897

		8,190,680

Wireless Telecommunication Services - 1.6%
12,040	American Tower Corp. Class A*	382,390
7,559	Crown Castle International Corp.*	185,346
3,113	SBA Communications Corp. Class A*	78,448

		646,184

	TOTAL COMMON STOCKS (cost $28,232,660)	$33,634,495

SHORT TERM INVESTMENTS - 13.6%
MONEY MARKET FUNDS - 13.6%
4,909,899	AIM Short Term Investment Treasury, 0.09% (a)	4,909,899
702,657	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	702,657
	TOTAL SHORT TERM INVESTMENTS (cost $5,612,556)	$5,612,556

	TOTAL INVESTMENTS (Cost $33,845,216) - 95.0%	$39,247,051
	Other Assets in Excess of Liabilities - 5.0%	2,083,741

	TOTAL NET ASSETS - 100.0%	$41,330,792

Percentages are stated as a percent of net assets.

(*)	Non- Income producing security.
(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Technology Index	117,600	$90,369,720	5/6/2010	$(10,458)

The accompanying notes are an integral part of these financial statements.
56  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 115.2%
MONEY MARKET FUNDS - 115.2%
4,001,231	AIM Short Term Investment Treasury, 0.09% (a)	$4,001,231
7,161,525	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	7,161,525

	TOTAL SHORT TERM INVESTMENTS (Cost $11,162,756)	$11,162,756

	TOTAL INVESTMENTS (Cost $11,162,756) - 115.2%	$11,162,756
	Other Liabilities in Excess of Assets - (15.2%)	(1,476,036)

	TOTAL NET ASSETS - 100.0%	$9,686,720

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 1000 Technology Index	37,850	$27,664,074	5/6/2010	$(1,419,744)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  57

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

U.S. TREASURY OBLIGATIONS - 95.2%
U.S. TREASURY BONDS - 95.2%
5,400,000	U.S. Treasury Bond 2.75% 2/15/2019 (Cost $5,391,563)	$5,234,625

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,391,563)	$5,234,625

SHORT TERM INVESTMENTS - 10.1%
MONEY MARKET FUNDS - 10.1%
559,101	AIM Short Term Investment Treasury, 0.09% (a)	559,101

	TOTAL SHORT TERM INVESTMENTS (Cost $559,101)	$559,101

	TOTAL INVESTMENTS (Cost $5,950,664) - 105.3%	$5,793,726
	Liabilities in Excess of Other Assets - (5.3%)	(292,416)

	TOTAL NET ASSETS - 100.0%	$5,501,310

Percentages are stated as a percent of net assets.

(a)	Represent annualized seven-day yield at April 30, 2009.
Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	NYSE Current 10 Yr US Treasury	11,335	$11,628,526	5/6/2010	$(321,270)

The accompanying notes are an integral part of these financial statements.
58  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 97.5%
MONEY MARKET FUNDS - 97.5%
3,580,248	AIM Short Term Investment Treasury, 0.09% (a)	$3,580,248
2,760,000	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	2,760,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,340,248)	$6,340,248

	TOTAL INVESTMENTS (Cost $6,340,248) - 97.5%	$6,340,248
	Other Assets in Excess of Liabilities - 2.5%	165,132

	TOTAL NET ASSETS - 100.0%	$6,505,380

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	NYSE Current 10 Yr US Treasury	19,580	$19,706,623	5/6/2010	$166,736

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  59

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

U.S. TREASURY OBLIGATIONS - 103.9%
U.S. TREASURY BONDS - 103.9%
5,600,000	U.S. Treasury Bond 3.5% 02/15/2039 (Cost $5,440,750)	$5,082,438

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,440,750)	$5,082,438

SHORT TERM INVESTMENTS - 8.7%
MONEY MARKET FUNDS - 8.7%
423,363	AIM Short Term Investment Treasury, 0.09% (a)	423,362

	TOTAL SHORT TERM INVESTMENTS (Cost $423,362)	$423,362

	TOTAL INVESTMENTS (Cost $5,864,112) - 112.6%	$5,505,800
	Liabilities in Excess of Other Assets - (12.6%)	(613,910)

	TOTAL NET ASSETS - 100.0%	$4,891,890

Percentages are started as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	NYSE Current 30 Yr US Treasury	10,120	$10,267,163	5/6/2010	$(646,525)

The accompanying notes are an integral part of these financial statements.
60  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 97.3%
MONEY MARKET FUNDS - 97.3%
3,900,922	AIM Short Term Investment Treasury, 0.09% (a)	$3,900,922
3,130,000	AIM Short Term Investment Treasury (Collateral), 0.09% (a)	3,130,000

	TOTAL SHORT TERM INVESTMENTS (Cost $7,030,922)	$7,030,922

	TOTAL INVESTMENTS (Cost $7,030,922) - 97.3%	$7,030,922
	Other Assets in Excess of Liabilities - 2.7%	192,965

	TOTAL NET ASSETS - 100.0%	$7,223,887

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2009.
Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2009 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	NYSE Current 30 Yr US Treasury	22,780	$21,959,588	5/6/2010	$294,692

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  61

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Direxion	Direxion	Direxion	Direxion
	Daily Large	Daily Large	Daily Mid	Daily Mid
	Cap Bull	Cap Bear	Cap Bull	Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares*

Assets:
Investments at market value	$277,770,003	$392,708,595	$12,831,202	$9,566,674
Cash	4,377,836	3,546	—	—
Receivable for Fund shares sold	—	24,485,776	—	—
Investment securities sold	—	—	—	—
Due from investment advisor	110,436	41,207	—	—
Dividend and interest receivable	479,510	21,210	10,638	703
Foreign tax reclaims	—	—	—	—
Due from broker	—	—	—	—
Unrealized appreciation on swaps	6,606,859	—	583,561	—
Other assets	103,805	66,660	7,059	7,012

Total Assets	289,448,449	417,326,994	13,432,460	9,574,389

Liabilities:
Payable for fund shares redeemed	4,372,514	—	—	—
Investment securities purchased	—	—	—	—
Unrealized depreciation on swaps	—	52,074,663	—	1,757,789
Accrued investment advisory fees	201,207	147,616	10,822	4,497
Due to investment advisor	—	—	1,030	8,461
Due to broker	—	—	—	333,979
Trustee fees	11,658	5,946	136	135
Due to custodian	—	—	335	—
Accrued expenses and other liabilities	234,906	125,256	18,031	12,515

Total Liabilities	4,820,285	52,353,481	30,354	2,117,376

Net Assets	$284,628,164	$364,973,513	$13,402,106	$7,457,013

Net Assets Consist Of:
Capital stock	$289,781,876	$449,421,906	$10,107,940	$13,997,909
Undistributed net investment income (loss)	309,817	(562,510)	2,492	(20,382)
Realized gain (loss) on:
Investments	(39,765,383)	—	(803,580)	—
Swaps	(12,316,313)	(31,811,220)	1,662,169	(4,762,725)
Options	—	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	40,011,308	—	1,849,524	—
Swaps	6,606,859	(52,074,663)	583,561	(1,757,789)

Net Assets	$284,628,164	$364,973,513	$13,402,106	$7,457,013

Calculation of Net Asset Value Per Share:
Net assets	$284,628,164	$364,973,513	$13,402,106	$7,457,013
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,550,417	8,200,417	250,000	100,000
Net assets value, redemption price and offering price per share	$29.80	$44.51	$53.61	$74.58

Cost of Investments	$237,758,695	$392,708,595	$10,981,678	$9,566,674

*	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
62  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Direxion	Direxion	Direxion	Direxion
	Daily Small	Daily Small	Daily Developed	Daily Developed
	Cap Bull	Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments at market value	$199,822,727	$215,122,802	$5,778,406	$6,086,375
Cash	—	1,228	1,185	—
Receivable for Fund shares sold	1,006,064	19,062,316	—	—
Investment securities sold	—	—	—
Due from investment advisor	82,083	9,802	—	—
Dividend and interest receivable	170,169	10,646	18,853	552
Foreign tax reclaims	—	—	1,847	—
Due from broker	21,661,670	—	—	—
Unrealized appreciation on swaps	—	—	124,997	—
Other assets	51,143	47,072	30,802	31,055

Total Assets	222,793,856	234,253,866	5,956,090	6,117,982

Liabilities:
Payable for fund shares redeemed	—	—	—	—
Investment securities purchased	—	—	3,531	—
Unrealized depreciation on swaps	3,363,399	34,746,968	—	1,149,026
Accrued investment advisory fees	145,113	75,706	3,239	3,540
Due to investment advisor	—	—	10,345	10,728
Due to broker	—	—	—	24,999
Trustee fees	5,850	3,756	101	171
Due to custodian	14,436	—	—	—
Accrued expenses and other liabilities	176,353	74,019	19,038	17,676

Total Liabilities	3,705,151	34,900,449	36,254	1,206,140

Net Assets	$219,088,705	$199,353,417	$5,919,836	$4,911,842

Net Assets Consist Of:
Capital stock	$228,165,624	$261,568,670	$7,201,611	$6,000,000
Undistributed net investment income (loss)	80,491	(325,414)	27,313	(22,915)
Realized gain (loss) on:
Investments	(27,644,247)	—	(928,105)	—
Swaps	(9,513,442)	(27,142,871)	(1,017,496)	83,783
Options	—	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	31,363,678	—	511,516	—
Swaps	(3,363,399)	(34,746,968)	124,997	(1,149,026)

Net Assets	$219,088,705	$199,353,417	$5,919,836	$4,911,842

Calculation of Net Asset Value Per Share:
Net assets	$219,088,705	$199,353,417	$5,919,836	$4,911,842
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,500,017	6,800,017	150,000	100,000
Net assets value, redemption price and offering price per share	$25.78	$29.32	$39.47	$49.12

Cost of Investments	$168,459,049	$215,122,802	$5,266,890	$6,086,375

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  63

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Markets Bull	Markets Bear	Energy Bull	Energy Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments at market value	$59,550,873	$15,922,548	$128,935,843	$41,612,897
Cash	2,903	—	1,412,988	1,533,039
Receivable for Fund shares sold	—	5,959,363	3,200	—
Investment securities sold	—	—	25,078,804	—
Due from investment advisor	—	—	7,056	—
Dividend and interest receivable	166,178	1,192	32,518	1,865
Foreign tax reclaims	—	—	—	—
Due from broker	3,709,678	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Other assets	25,925	30,310	31,283	19,953

Total Assets	63,455,557	21,913,413	155,501,692	43,167,754

Liabilities:
Payable for fund shares redeemed	—	—	12,062,162	1,532,536
Investment securities purchased	—	—	11,345,390	—
Unrealized depreciation on swaps	30,845	2,812,174	901,333	4,519,149
Accrued investment advisory fees	29,489	8,106	84,129	14,376
Due to investment advisor	4,959	9,967	—	13,341
Due to broker	—	—	597,892	—
Trustee fees	343	253	2,842	730
Due to custodian	—	950	—	—
Accrued expenses and other liabilities	26,471	18,428	69,282	20,808

Total Liabilities	92,107	2,849,878	25,063,030	6,100,940

Net Assets	$63,363,450	$19,063,535	$130,438,662	$37,066,814

Net Assets Consist Of:
Capital stock	$43,952,772	$32,959,427	$143,981,778	$34,302,197
Undistributed net investment income (loss)	126,662	(42,273)	(112,355)	(57,291)
Realized gain (loss) on:
Investments	(2,322,201)	—	(14,893,581)	—
Swaps	13,494,242	(11,041,445)	(10,301,662)	7,341,057
Options	—	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	8,142,820	—	12,665,815	—
Swaps	(30,845)	(2,812,174)	(901,333)	(4,519,149)

Net Assets	$63,363,450	$19,063,535	$130,438,662	$37,066,814

Calculation of Net Asset Value Per Share:
Net assets	$63,363,450	$19,063,535	$130,438,662	$37,066,814
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,050,000	800,000	4,900,017	1,250,017
Net assets value, redemption price and offering price per share	$60.35	$23.83	$26.62	$29.65

Cost of Investments	$51,408,053	$15,922,548	$116,270,028	$41,612,897

The accompanying notes are an integral part of these financial statements.
64  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments at market value	$1,138,282,034	$1,482,287,532	$39,247,051	$11,162,756
Cash	13,324,478	—	—	—
Receivable for Fund shares sold	2,070,698	125,668,436	2,713,806	—
Investment securities sold	60,923,146	—	—	—
Due from investment advisor	14,084	—	—	—
Dividend and interest receivable	1,037,916	78,715	9,260	693
Foreign tax reclaims	—	—	—	—
Due from broker	—	551,701	2,129,846	—
Unrealized appreciation on swaps	—	—	—	—
Other assets	59,658	58,238	16,616	16,843

Total Assets	1,215,712,014	1,608,644,622	44,116,579	11,180,292

Liabilities:
Payable for fund shares redeemed	120,938,764	—	—	—
Investment securities purchased	7,658,691	—	2,718,378	—
Unrealized depreciation on swaps	8,815,707	174,740,925	10,458	1,419,744
Accrued investment advisory	777,939	532,707	21,353	4,811
Due to investment advisor	—	8,889	9,095	11,144
Due to broker	4,373,773	—	—	40,288
Trustee fees	11,688	5,908	324	141
Due to custodian	—	451	1,015	—
Accrued expenses and other liabilities	348,547	189,826	25,164	17,444

Total Liabilities	142,925,109	175,478,706	2,785,787	1,493,572

Net Assets	$1,072,786,905	$1,433,165,916	$41,330,792	$9,686,720

Net Assets Consist Of:
Capital stock	$504,868,722	$2,264,659,569	$26,401,958	$13,117,703
Undistributed net investment income (loss)	1,025,564	(1,101,032)	(30,226)	(20,379)
Realized gain (loss) on:
Investments	(60,241,626)	—	(894,958)	—
Swaps	411,896,680	(655,646,983)	10,462,641	(1,990,860)
Options	—	(4,713)	—	—
Net unrealized appreciation (depreciation) on:
Investments	224,053,272	—	5,401,835	—
Swaps	(8,815,707)	(174,740,925)	(10,458)	(1,419,744)

Net Assets	$1,072,786,905	$1,433,165,916	$41,330,792	$9,686,720

Calculation of Net Asset Value Per Share:
Net assets	$1,072,786,905	$1,433,165,916	$41,330,792	$9,686,720
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	130,800,417	173,400,417	550,000	350,000
Net assets value, redemption price and offering price per share	$8.20	$8.27	$75.15	$27.68

Cost of Investments	$914,228,762	$1,482,287,532	$33,845,216	$11,162,756

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  65

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	10-Year	10-Year	30-Year	30-Year
	Treasury Bull	Treasury Bear	Treasury Bull	Treasury Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments at market value	$5,793,726	$6,340,248	$5,505,800	$7,030,922
Cash	—	—	—	—
Receivable for Fund shares sold	—	—	—	—
Investment securities sold	—	—	—	—
Due from investment advisor	5,312	5,300	5,319	5,293
Dividend and interest receivable	30,787	207	40,625	170
Foreign tax reclaims	—	—	—	—
Due from broker	—	—	—	—
Unrealized appreciation on swaps	—	166,736	—	294,692
Other assets	395	395	395	395

Total Assets	5,830,220	6,512,886	5,552,139	7,331,472

Liabilities:
Payable for fund shares redeemed	—	—	—	—
Investment securities purchased	—	—	—	—
Unrealized depreciation on swaps	321,270	—	646,525	—
Accrued investment advisory fees	1,784	1,913	1,716	1,980
Due to investment advisor	—	—	—	—
Due to broker	284	—	6,447	—
Trustee fees	8	8	8	8
Due to custodian	—	—	—	100,000
Accrued expenses and other liabilities	5,564	5,585	5,553	5,597

Total Liabilities	328,910	7,506	660,249	107,585

Net Assets	$5,501,310	$6,505,380	$4,891,890	$7,223,887

Net Assets Consist Of:
Capital stock	$6,000,000	$6,000,000	$6,000,000	$6,000,000
Undistributed net investment income (loss)	3,914	(2,216)	5,965	(2,339)
Realized gain (loss) on:
Investments	—	—	—	—
Swaps	(24,396)	340,860	(109,238)	931,534
Options	—	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	(156,938)	—	(358,312)	—
Swaps	(321,270)	166,736	(646,525)	294,692

Net Assets	$5,501,310	$6,505,380	$4,891,890	$7,223,887

Calculation of Net Asset Value Per Share:
Net assets	$5,501,310	$6,505,380	$4,891,890	$7,223,887
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,000	100,000	100,000	100,000
Net assets value, redemption price and offering price per share	$55.01	$65.05	$48.92	$72.24

Cost of Investments	$5,950,664	$6,340,248	$5,864,112	$7,030,922

The accompanying notes are an integral part of these financial statements.
66  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	January 8, 2009[1]	January 8, 2009[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Investment income:
Dividend income	$3,390,767	$—	$60,177	$—
Interest income	45,768	114,386	916	3,792

Total Income	3,436,535	114,386	61,093	3,792

Expenses:
Investment advisory fees	993,931	534,857	25,230	19,113
Licensing fees	185,399	97,701	2,576	1,459
Admin and accounting fees	95,356	47,728	3,959	1,700
Organization and offering fees	60,737	42,864	2,623	2,631
Professional fees	36,606	27,322	4,505	4,506
Printing and postage fees	27,360	14,157	353	356
Trustees’ fees and expenses	15,086	7,855	262	263
Custody fees	46,890	6,709	8,299	1,068
Transfer agent fees	6,003	6,003	4,010	4,010
Pricing fees	4,968	4,968	3,476	3,476
Compliance fees	8,831	4,783	1,091	1,092
Exchange listing fees	1,411	1,411	1,200	1,200
Insurance fees	718	718	221	221
Other	8,731	4,721	1,028	1,028

Total expenses before reimbursement	1,492,027	801,797	58,833	42,123
Less: Reimbursement of expenses from advisor	(234,314)	(124,901)	(26,908)	(17,949)

Total expenses	1,257,713	676,896	31,925	24,174

Net investment income (loss)	2,178,822	(562,510)	29,168	(20,382)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(39,765,383)	—	(803,580)	—
In-kind redemption	—	—	—	—
Swaps	(12,316,313)	(31,811,220)	1,662,169	(4,762,725)
Options	—	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	40,011,308	—	1,849,524	—
Swaps	6,606,859	(52,074,663)	583,561	(1,757,789)

Net increase (decrease) in net assets resulting from operations	$(3,284,707)	$(84,448,393)	$3,320,842	$(6,540,896)

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  67

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	Developed	Developed
	Small Cap Bull	Small Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Investment income:
Dividend income (net of foreign withholding tax of $–, $–, $3,712, and $–, respectively)	$1,434,029	$—	$57,272	$—
Interest income	27,349	76,809	802	3,910

Total Income	1,461,378	76,809	58,074	3,910

Expenses:
Investment advisory fees	613,016	317,774	11,997	21,202
Licensing fees	112,159	55,867	1,211	1,396
Admin and accounting fees	68,166	28,540	3,127	1,910
Organization and offering fees	25,253	24,693	5,085	5,172
Professional fees	27,067	19,174	5,823	5,953
Printing and postage fees	14,739	9,158	271	481
Trustees’ fees and expenses	7,827	4,987	192	303
Custody fees	59,266	4,549	2,341	1,195
Transfer agent fees	6,003	6,003	5,041	5,041
Pricing fees	4,968	4,968	4,259	4,259
Compliance fees	4,602	3,248	1,011	1,064
Exchange listing fees	1,411	1,411	1,325	1,325
Insurance fees	718	718	315	315
Other	4,550	3,197	950	1,005

Total expenses before reimbursement	949,745	484,287	42,948	50,621
Less: Reimbursement of expenses from advisor	(173,991)	(82,064)	(27,766)	(23,796)

Total expenses	775,754	402,223	15,182	26,825

Net investment income (loss)	685,624	(325,414)	42,892	(22,915)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(27,644,247)	—	(928,105)	—
In-kind redemption	—	—	—	—
Swaps	(9,513,442)	(27,142,871)	(1,017,496)	83,783
Options	—	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	31,363,678	—	511,516	—
Swaps	(3,363,399)	(34,746,968)	124,997	(1,149,026)

Net increase (decrease) in net assets resulting from operations	$(8,471,786)	$(62,215,253)	$(1,266,196)	$(1,088,158)

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
68  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Markets	Emerging Markets	Energy	Energy
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	December 17, 2008[1]	December 17, 2008[1]	November 6, 2008[1]	November 6, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Investment income:
Dividend income (net of foreign withholding tax of $1,606, $–, $– and $–, respectively)	$220,822	$—	$631,475	$—
Interest income	1,835	7,681	13,316	13,484

Total Income	222,657	7,681	644,791	13,484

Expenses:
Investment advisory fees	66,192	39,479	331,798	55,896
Licensing fees	5,982	2,931	37,307	3,546
Admin and accounting fees	7,791	3,546	31,173	5,029
Organization and offering fees	5,202	5,302	11,932	8,591
Professional fees	6,834	6,315	13,684	10,077
Printing and postage fees	806	857	7,141	1,877
Trustees’ fees and expenses	490	484	3,757	966
Custody fees	8,300	1,559	10,500	2,146
Transfer agent fees	5,041	5,041	6,003	6,003
Pricing fees	4,259	4,259	4,968	4,968
Compliance fees	1,153	1,150	2,190	860
Exchange listing fees	1,325	1,325	1,411	1,411
Insurance fees	315	315	710	710
Other	1,092	1,090	2,168	838

Total expenses before reimbursement	114,782	73,653	464,742	102,918
Less: Reimbursement of expenses from advisor	(31,036)	(23,699)	(44,967)	(32,143)

Total expenses	83,746	49,954	419,775	70,775

Net investment income (loss)	138,911	(42,273)	225,016	(57,291)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(2,322,201)	—	(14,893,581)	—
In-kind redemption	—	—	—	—
Swaps	13,494,242	(11,041,445)	(10,301,662)	7,341,057
Options	—	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	8,142,820	—	12,665,815	—
Swaps	(30,845)	(2,812,174)	(901,333)	(4,519,149)

Net increase (decrease) in net assets resulting from operations	$19,422,927	$(13,895,892)	$(13,205,745)	$2,764,617

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  69

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 6, 2008[1]	November 6, 2008[1]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Investment income:
Dividend income	$6,275,391	$—	$49,469	$—
Interest income	89,053	191,781	1,713	3,327

Total Income	6,364,444	191,781	51,182	3,327

Expenses:
Investment advisory fees	1,845,723	1,021,503	54,663	18,734
Licensing fees	196,489	107,247	4,199	745
Admin and accounting fees	165,163	88,397	6,616	1,671
Organization and offering fees	26,324	28,549	5,193	5,170
Professional fees	34,368	26,957	6,115	5,901
Printing and postage fees	25,268	14,001	702	398
Trustees’ fees and expenses	14,089	7,715	444	260
Custody fees	46,340	11,930	3,640	1,280
Transfer agent fees	6,003	6,003	5,041	5,041
Pricing fees	4,968	4,968	4,259	4,259
Compliance fees	7,583	4,545	1,131	1,043
Exchange listing fees	1,411	1,411	1,325	1,325
Insurance fees	710	710	315	315
Other	7,531	4,493	1,072	984

Total expenses before reimbursement	2,381,970	1,328,429	94,715	47,126
Less: Reimbursement of expenses from advisor	(47,278)	(35,616)	(25,573)	(23,420)

Total expenses	2,334,692	1,292,813	69,142	23,706

Net investment income (loss)	4,029,752	(1,101,032)	(17,960)	(20,379)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(157,478,622)	—	(894,958)	—
In-kind redemption	97,236,996	—	—	—
Swaps	411,896,680	(655,646,983)	10,462,641	(1,990,860)
Options	—	(4,713)	—	—
Change in unrealized appreciation (depreciation) on:
Investments	224,053,272	—	5,401,835	—
Swaps	(8,815,707)	(174,740,925)	(10,458)	(1,419,744)

Net increase (decrease) in net assets resulting from operations	$570,922,371	$(831,493,653)	$14,941,100	$(3,430,983)

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
70  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2009 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	10-Year Bull	10-Year Bear	30-Year Bull	30-Year Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	April 16, 2009[1]	April 16, 2009[1]	April 16, 2009[1]	April 16, 2009[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Investment income:
Dividend income	$—	$—	$—	$—
Interest income	6,173	207	8,139	170

Total Income	6,173	207	8,139	170

Expenses:
Investment advisory fees	1,784	1,913	1,716	1,980
Licensing fees	119	128	114	133
Admin and accounting fees	175	187	169	193
Organization and offering fees	207	207	207	207
Professional fees	2,651	2,651	2,651	2,651
Printing and postage fees	29	29	29	29
Trustees’ fees and expenses	8	8	8	8
Custody fees	17	19	17	19
Transfer agent fees	528	528	528	528
Pricing fees	754	754	754	754
Compliance fees	8	8	8	8
Exchange listing fees	528	528	528	528
Insurance fees	11	11	11	11
Other	752	752	753	753

Total expenses before reimbursement	7,571	7,723	7,493	7,802
Less: Reimbursement of expenses from advisor	(5,312)	(5,300)	(5,319)	(5,293)

Total expenses	2,259	2,423	2,174	2,508

Net investment income (loss)	3,914	(2,216)	5,965	(2,339)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	—	—	—
In-kind redemption	—	—	—	—
Swaps	(24,396)	340,860	(109,238)	931,534
Options	—	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(156,938)	—	(358,312)	—
Swaps	(321,270)	166,736	(646,525)	294,692

Net increase (decrease) in net assets resulting from operations	$(498,690)	$505,380	$(1,108,110)	$1,223,887

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  71

Statements of Changes in Net Assets (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap	Large Cap	Mid Cap	Mid Cap
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	January 8, 2009[1]	January 8, 2009[1,2]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Operations:
Net investment income (loss)	$2,178,822	$(562,510)	$29,168	$(20,382)
Net realized gain (loss) on investments and swap transactions	(52,081,696)	(31,811,220)	858,589	(4,762,725)
Change in unrealized appreciation (depreciation) on investments and swaps	46,618,167	(52,074,663)	2,433,085	(1,757,789)

	(3,284,707)	(84,448,393)	3,320,842	(6,540,896)

Distributions to shareholders from:
Net investment income	(1,869,005)	—	(26,676)	—

Total distributions	(1,869,005)	—	(26,676)	—

Capital share transactions:
Proceeds from shares sold	638,078,994	647,271,706	17,794,665	14,139,427
Value of shares repurchased	(349,358,384)	(183,748,276)	(7,708,488)	—
Net income equalization	694,746	(14,377,119)	14,663	(143,718)
Transaction fees	341,507	250,583	7,100	2,200

Net increase in net assets resulting from capital transactions	289,756,863	449,396,894	10,107,940	13,997,909

Total increase (decrease) in net assets	284,603,151	364,948,501	13,402,106	7,457,013
Net assets:
Beginning of period	25,013	25,012	—	—

End of period	$284,628,164	$364,973,513	$13,402,106	$7,457,013

Undistributed net investment income at end of period	$309,817	$(562,510)	$2,492	$(20,382)

Changes in shares outstanding:
Shares outstanding, beginning of period	417	417	—	—
Shares sold	23,400,000	10,400,000	400,000	100,000
Shares repurchased	(13,850,000)	(2,200,000)	(150,000)	—

Shares outstanding, end of period	9,550,417	8,200,417	250,000	100,000

[1]	Commencement of investment operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
72  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap	Small Cap	Developed Markets	Developed Markets
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Operations:
Net investment income (loss)	$685,624	$(325,414)	$42,892	$(22,915)
Net realized gain (loss) on investments and swap transactions	(37,157,690)	(27,142,871)	(1,945,601)	83,783
Change in unrealized appreciation (depreciation) on investments and swaps	28,000,279	(34,746,968)	636,513	(1,149,026)

	(8,471,787)	(62,215,253)	(1,266,196)	(1,088,158)

Distributions to shareholders from:
Net investment income	(605,132)	—	(15,578)	—

Total distributions	(605,132)	—	(15,578)	—

Capital share transactions:
Proceeds from shares sold	416,319,954	456,773,759	7,119,630	6,000,000
Value of shares repurchased	(190,397,771)	(185,531,418)	—	—
Net income equalization	1,999,495	(9,880,016)	81,620	—
Transaction fees	242,946	205,345	360	—

Net increase in net assets resulting from capital transactions	228,164,624	261,567,670	7,201,610	6,000,000

Total increase (decrease) in net assets	219,087,705	199,352,417	5,919,836	4,911,842
Net assets:
Beginning of period	1,000	1,000	—	—

End of period	$219,088,705	$199,353,417	$5,919,836	$4,911,842

Undistributed net investment income at end of period	$80,491	$(325,414)	$27,313	$(22,915)

Changes in shares outstanding:
Shares outstanding, beginning of period	17	17	—	—
Shares sold	17,400,000	9,350,000	150,000	100,000
Shares repurchased	(8,900,000)	(2,550,000)	—	—

Shares outstanding, end of period	8,500,017	6,800,017	150,000	100,000

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  73

Statements of Changes in Net Assets (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Markets	Emerging Markets	Energy Bull	Energy Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	December 17, 2008[1]	December 17, 2008[1]	November 6, 2008[1]	November 6, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Operations:
Net investment income (loss)	$138,911	$(42,273)	$225,016	$(57,291)
Net realized gain (loss) on investments and swap transactions	11,172,041	(11,041,445)	(25,195,243)	7,341,057
Change in unrealized appreciation (depreciation) on investments and swaps	8,111,975	(2,812,174)	11,764,482	(4,519,149)

	19,422,927	(13,895,892)	(13,205,745)	2,764,617

Distributions to shareholders from:
Net investment income	(12,249)	—	(337,371)	—

Total distributions	(12,249)	—	(337,371)	—

Capital share transactions:
Proceeds from shares sold	44,463,090	35,571,054	240,171,302	83,613,964
Value of shares repurchased	(2,204,336)	—	(99,429,142)	(48,387,034)
Net income equalization	1,676,028	(2,619,702)	3,099,449	(981,767)
Transaction fees	17,990	8,075	139,169	56,034

Net increase in net assets resulting from capital transactions	43,952,772	32,959,427	143,980,778	34,301,197

Total increase (decrease) in net assets	63,363,450	19,063,535	130,437,662	37,065,814
Net assets:
Beginning of period	—	—	1,000	1,000

End of period	$63,363,450	$19,063,535	$130,438,662	$37,066,814

Undistributed net investment income at end of period	$126,662	$(42,273)	$(112,355)	$(57,291)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	17	17
Shares sold	1,100,000	800,000	8,650,000	2,400,000
Shares repurchased	(50,000)	—	(3,750,000)	(1,150,000)

Shares outstanding, end of period	1,050,000	800,000	4,900,017	1,250,017

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
74  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 6, 2008[1]	November 6, 2008[1]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Operations:
Net investment income (loss)	$4,029,752	$(1,101,032)	$(17,960)	$(20,379)
Net realized gain (loss) on investments and swap transactions	351,655,054	(655,651,696)	9,567,683	(1,990,860)
Change in unrealized appreciation (depreciation) on investments and swaps	215,237,565	(174,740,925)	5,391,377	(1,419,744)

	570,922,371	(831,493,653)	14,941,100	(3,430,983)

Distributions to shareholders from:
Net investment income	(3,004,188)	—	(12,266)	—

Total distributions	(3,004,188)	—	(12,266)	—

Capital share transactions:
Proceeds from shares sold	2,140,980,758	4,184,241,983	34,985,537	21,476,841
Value of shares repurchased	(1,749,158,860)	(1,415,978,343)	(8,705,056)	(8,229,338)
Net income equalization	111,829,585	(504,881,916)	109,977	(138,300)
Transaction fees	1,192,226	1,252,833	11,500	8,500

Net increase in net assets resulting from capital transactions	504,843,709	2,264,634,557	26,401,958	13,117,703

Total increase (decrease) in net assets	1,072,761,892	1,433,140,904	41,330,792	9,686,720
Net assets:
Beginning of period	25,013	25,012	—	—

End of period	$1,072,786,905	$1,433,165,916	$41,330,792	$9,686,720

Undistributed net investment income at end of period	$1,025,564	$(1,101,032)	$(30,226)	$(20,379)

Changes in shares outstanding:
Shares outstanding, beginning of period	417	417	—	—
Shares sold	393,150,000	221,800,000	700,000	450,000
Shares repurchased	(262,350,000)	(48,400,000)	(150,000)	(100,000)

Shares outstanding, end of period	130,800,147	173,400,417	550,000	350,000

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  75

Statements of Changes in Net Assets (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	10-Year	10-Year	30-Year	30-Year
	Treasury Bull	Treasury Bear	Treasury Bull	Treasury Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	April 16, 2009[1]	April 16, 2009[1]	April 16, 2009[1]	April 16, 2009[1]
	Through	Through	Through	Through
	April 30, 2009	April 30, 2009	April 30, 2009	April 30, 2009

Operations:
Net investment income (loss)	$3,914	$(2,216)	$5,965	$(2,339)
Net realized gain (loss) on investments and swap transactions	(24,396)	340,860	(109,238)	931,534
Change in unrealized appreciation (depreciation) on investments and swaps	(478,208)	166,736	(1,004,837)	294,692

	(498,690)	505,380	(1,108,110)	1,223,887

Distributions to shareholders from:
Net investment income	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions:
Proceeds from shares sold	6,000,000	6,000,000	6,000,000	6,000,000
Value of shares repurchased	—	—	—	—
Net income equalization	—	—	—	—
Transaction fees	—	—	—	—

Net increase in net assets resulting from capital transactions	6,000,000	6,000,000	6,000,000	6,000,000

Total increase (decrease) in net assets	5,501,310	6,505,380	4,891,890	7,223,887
Net assets:
Beginning of period	—	—	—	—

End of period	$5,501,310	$6,505,380	$4,891,890	$7,223,887

Undistributed net investment income at end of period	$3,914	$(2,216)	$5,965	$(2,339)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,000	100,000	100,000	100,000
Shares repurchased	—	—	—	—

Shares outstanding, end of period	100,000	100,000	100,000	100,000

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.
76  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
April 30, 2009 (Unaudited)

								RATIOS/SUPPLEMENTAL DATA
			Net Realized		Less:				Ratios to Average Net Assets
	Net Asset		and		Distributions	Net Asset		Net Assets,	Expenses,	Expenses,
	Value,	Net	Unrealized	Total	from Net	Value,		End of	Net of	Prior to	Net	Portfolio
	Beginning	Investment	Gain	from Investment	Investment	End of	Total	Period	Expense	Expense	Investment	Turnover
	of Period	Income[2]	on Investments	Operations	Income	Period	Return[3]	(000’s omitted)	Reimbursements[4]	Reimbursements[4]	Loss[4]	Rate[5]

Direxion Daily Large Cap Bull 3X Shares
For the Period November 5, 2008[1] Through April 30, 2009	$60.00	$0.20	$(30.25)	$(30.05)	$(0.15)	$29.80	(50.07)%	$284,628	0.95%	1.13%	1.64%	147%
Direxion Daily Large Cap Bear 3X Shares
For the Period November 5, 2008[1] Through April 30, 2009	$60.00	(0.19)	(15.30)	(15.49)	—	$44.51	(25.82)%	364,974	0.95%	1.12%	(0.79)%	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Period January 8, 2009[1] Through April 30, 2009	$60.00	0.11	(6.41)	(6.30)	(0.09)	$53.61	(10.44)%	13,402	0.95%	2.07%	0.87%	107%
Direxion Daily Mid Cap Bear 3X Shares[6]
For the Period January 8, 2009[1] Through April 30, 2009	$120.00	(0.30)	(45.12)	(45.42)	—	$74.58	(37.85)%	7,457	0.95%	2.35%	(0.80)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Period November 5, 2008[1] Through April 30, 2009	$60.00	0.08	(34.22)	(34.14)	(0.08)	$25.78	(56.90)%	219,089	0.95%	1.16%	0.84%	90%
Direxion Daily Small Cap Bear 3X Shares
For the Period November 5, 2008[1] Through April 30, 2009	$60.00	(0.17)	(30.51)	(30.68)	—	$29.32	(51.13)%	199,353	0.95%	1.15%	(0.77)%	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	0.36	(20.79)	(20.43)	(0.10)	$39.47	(33.99)%	5,920	0.95%	3.98%	2.68%	110%
Direxion Daily Developed Markets Bear 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	(0.23)	(10.65)	(10.88)	—	$49.12	(18.13)%	4,912	0.95%	2.50%	(0.81)%	0%
Direxion Daily Emerging Markets Bull 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	0.23	0.13	0.36	(0.01)	$60.35	0.62%	63,363	0.95%	1.46%	1.57%	73%
Direxion Daily Emerging Markets Bear 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	(0.13)	(36.04)	(36.17)	—	$23.83	(60.28)%	19,064	0.95%	1.77%	(0.80)%	0%
Direxion Daily Energy Bull 3X Shares
For the Period November 6, 2008[1] Through April 30, 2009	$60.00	0.06	(33.38)	(33.32)	(0.06)	$26.62	(55.53)%	130,439	0.95%	1.05%	0.51%	252%
Direxion Daily Energy Bear 3X Shares
For the Period November 6, 2008[1] Through April 30, 2009	$60.00	(0.13)	(30.22)	(30.35)	—	$29.65	(50.58)%	37,067	0.95%	1.53%	(0.77)%	0%
Direxion Daily Financial Bull 3X Shares
For the Period November 6, 2008[1] Through April 30, 2009	$60.00	0.05	(51.79)	(51.74)	(0.06)	$8.20	(86.27)%	1,072,787	0.95%	0.99%	1.64%	199%
Direxion Daily Financial Bear 3X Shares
For the Period November 6, 2008[1] Through April 30, 2009	$60.00	(0.03)	(51.70)	(51.73)	—	$8.27	(86.22)%	1,433,166	0.95%	0.99%	(0.81)%	0%
Direxion Daily Technology Bull 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	(0.04)	15.21	15.17	(0.02)	$75.15	25.30%	41,331	0.95%	1.55%	(0.25)%	100%
Direxion Daily Technology Bear 3X Shares
For the Period December 17, 2008[1] Through April 30, 2009	$60.00	(0.13)	(32.19)	(32.32)	—	$27.68	(53.87)%	9,687	0.95%	2.70%	(0.82)%	0%
Direxion Daily 10-Year Treasury Bull 3X Shares
For the Period April 16, 2009[1] Through April 30, 2009	$60.00	0.04	(5.03)	(4.99)	—	$55.01	(8.31)%	5,501	0.95%	3.18%	1.65%	0%
Direxion Daily 10-Year Treasury Bear 3X Shares
For the Period April 16, 2009[1] Through April 30, 2009	$60.00	(0.02)	5.07	5.05	—	$65.05	8.42%	6,505	0.95%	3.03%	(0.87)%	0%
Direxion Daily 30-Year Treasury Bull 3X Shares
For the Period April 16, 2009[1] Through April 30, 2009	$60.00	0.06	(11.14)	(11.08)	—	$48.92	(18.47)%	4,892	0.95%	3.27%	2.61%	0%
Direxion Daily 30-Year Treasury Bear 3X Shares
For the Period April 16, 2009[1] Through April 30, 2009	$60.00	(0.02)	12.26	12.24	—	$72.24	20.40%	7,224	0.95%	2.95%	(0.89)%	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[6]	On June 25, 2009, the Direxion Daily Mid Cap Bear 3x Shares had a 1:2 reverse stock split. Per share data for the period prior to June 25, 2009 has been adjusted to give effect to 1:2 reverse stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  77

Direxion Shares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers 40 Funds (each, a “Fund” and together the “Funds”) of which 20 are operational and included in this report: Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares, and Direxion Daily 30-Year Treasury Bear 3X Shares.

The investment objective of the Direxion Daily Large Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Index (“Large Cap Index”). The Direxion Daily Large Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Large Cap Index. The investment objective of the Direxion Daily Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell Mid Cap Index (the “Mid Cap Index”). The Direxion Daily Mid Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Mid Cap Index. The investment objective of the Direxion Daily Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 2000 Index (“Small Cap Index”). The Direxion Daily Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Small Cap Index. The investment objective of the Direxion Daily Developed Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI EAFE Index (the “Developed Market Index”). The Direxion Daily Developed Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Developed Market Index. The investment objective of the Direxion Daily Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The Direxion Daily Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EM Index. The investment objective of the Direxion Daily Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Energy Index (“Energy Index”). The Direxion Daily Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Energy Index. The investment objective of the Direxion Daily Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Financial Services Index (“Financial Index”). The Direxion Daily Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Financial Index. The investment objective of the Direxion Daily Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000 Technology Index (the “Technology Index”). The Direxion Daily Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Technology Index. The investment objective of the Direxion Daily 10-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 10-Year U.S. Treasury Index (“10-Year Treasury Index”). The Direxion Daily 10-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Direxion Daily 10-Year Treasury Index. The investment objective of the Direxion Daily 30-Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the NYSE Current 30-Year U.S. Treasury Index

78  DIREXION SEMI-ANNUAL REPORT

(“30-Year Treasury Index”). The Direxion Daily 30-Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the 30-Year Treasury Index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). (The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.)

a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

b) Swap Contracts – The Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commissions paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery by the Funds to the counterparty of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or

DIREXION SEMI-ANNUAL REPORT  79

received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest and commissions paid by the Fund on the notional amount. These swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate NAV at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the “long” swaps discussed above, except that the counterparty makes the payments ascribed above to the Fund, and the Fund makes the payments ascribed above to the counterparty. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of the swap contract and the price of the underlying investments, and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Advisor.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

c) Risks of Investing Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

80  DIREXION SEMI-ANNUAL REPORT

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2009, the Funds have no examination in progress.

The Funds have concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The Funds paid distributions from ordinary income for the period ended April 30, 2009:

Funds	Distributions

Direxion Daily Large Cap Bull 3X Shares	$1,869,005
Direxion Daily Mid Cap Bull 3X Shares	26,676
Direxion Daily Small Cap Bull 3X Shares	605,132
Direxion Daily Developed Markets Bull 3X Shares	15,578
Direxion Daily Emerging Markets Bull 3X Shares	12,249
Direxion Daily Energy Bull 3X Shares	337,371
Direxion Daily Financial Bull 3X Shares	3,004,188
Direxion Daily Technology Bull 3X Shares	12,266

DIREXION SEMI-ANNUAL REPORT  81

The cost basis of investments for federal tax purposes as of April 30, 2009 were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Funds	Cost	Appreciation	Depreciation	(Depreciation)

Direxion Daily Large Cap Bull 3X Shares	$237,758,695	$41,399,620	$(1,388,312)	$40,011,308
Direxion Daily Large Cap Bear 3X Shares	392,708,595	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	10,981,678	1,898,470	(48,946)	1,849,524
Direxion Daily Mid Cap Bear 3X Shares	9,566,674	—	—	—
Direxion Daily Small Cap Bull 3X Shares	168,459,049	34,911,238	(3,547,560)	31,363,678
Direxion Daily Small Cap Bear 3X Shares	215,122,802	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	5,266,890	536,724	(25,208)	511,516
Direxion Daily Developed Markets Bear 3X Shares	6,086,375	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	51,408,053	8,234,400	(91,580)	8,142,820
Direxion Daily Emerging Markets Bear 3X Shares	15,922,548	—	—	—
Direxion Daily Energy Bull 3X Shares	116,270,028	12,693,908	(28,093)	12,665,815
Direxion Daily Energy Bear 3X Shares	41,612,897	—	—	—
Direxion Daily Financial Bull 3X Shares	914,228,762	224,997,420	(944,148)	224,053,272
Direxion Daily Financial Bear 3X Shares	1,482,287,532	—	—	—
Direxion Daily Technology Bull 3X Shares	33,845,216	5,423,388	(21,553)	5,401,835
Direxion Daily Technology Bear 3X Shares	11,162,756	—	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	5,950,664	—	(156,938)	(156,938)
Direxion Daily 10-Year Treasury Bear 3X Shares	6,340,248	—	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	5,864,112	—	(358,312)	(358,312)
Direxion Daily 30-Year Treasury Bear 3X Shares	7,030,922	—	—	—

h) Indemnification – The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

82  DIREXION SEMI-ANNUAL REPORT

4.  INVESTMENT TRANSACTIONS

During the period ended April 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Funds	Purchases	Sales

Direxion Daily Large Cap Bull 3X Shares	$622,353,193	$373,574,860
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	20,392,434	10,226,075
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	330,749,178	143,334,229
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	9,253,525	4,299,784
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	60,890,167	16,532,097
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	317,717,022	205,383,079
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	1,999,643,993	985,065,534
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	48,500,567	19,372,949
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	5,391,563	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	5,440,750	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

For the period ended April 30, 2009, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Purchases
Funds	Received	Sales

Direxion Daily Large Cap Bull 3X Shares	$11,865	$—
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	513	—
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	—	—
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	114,406	250,805,893
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	—	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the

DIREXION SEMI-ANNUAL REPORT  83

Advisory Agreement, each Fund pays the advisor 0.75% at an annual rate based on its average daily net assets. Each Fund is responsible for its own operating expenses.

The advisor has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses through March 1, 2010, to the extent that they exceed 0.95% of daily net assets. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

For the period ended April 30, 2009, the advisor reimbursed expenses as follows:

Expense
Funds	Waived

Direxion Daily Large Cap Bull 3X Shares	$234,314
Direxion Daily Large Cap Bear 3X Shares	124,901
Direxion Daily Mid Cap Bull 3X Shares	26,908
Direxion Daily Mid Cap Bear 3X Shares	17,949
Direxion Daily Small Cap Bull 3X Shares	173,991
Direxion Daily Small Cap Bear 3X Shares	82,064
Direxion Daily Developed Markets Bull 3X Shares	27,766
Direxion Daily Developed Markets Bear 3X Shares	23,796
Direxion Daily Emerging Markets Bull 3X Shares	31,036
Direxion Daily Emerging Markets Bear 3X Shares	23,699
Direxion Daily Energy Bull 3X Shares	44,967
Direxion Daily Energy Bear 3X Shares	32,143
Direxion Daily Financial Bull 3X Shares	47,278
Direxion Daily Financial Bear 3X Shares	35,616
Direxion Daily Technology Bull 3X Shares	25,573
Direxion Daily Technology Bear 3X Shares	23,420
Direxion Daily 10-Year Treasury Bull 3X Shares	5,312
Direxion Daily 10-Year Treasury Bear 3X Shares	5,300
Direxion Daily 30-Year Treasury Bull 3X Shares	5,319
Direxion Daily 30-Year Treasury Bear 3X Shares	5,293

6.	SUMMARY OF FAIR VALUE DISCLOSURE

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

84  DIREXION SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ assets carried at fair value:

	Direxion Daily Large Cap		Direxion Daily Large Cap
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$277,770,003	$—	$392,708,595	$—
Level 2 — Other Significant Observable Inputs	—	6,606,859	—	(52,074,663)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$277,770,003	$6,606,859	$392,708,595	$(52,074,663)

	Direxion Daily Mid Cap		Direxion Daily Mid Cap
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$12,831,202	$—	$9,566,674	$—
Level 2 — Other Significant Observable Inputs	—	583,561	—	(1,757,789)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$12,831,202	$583,561	$9,566,674	$(1,757,789)

	Direxion Daily Small Cap		Direxion Daily Small Cap
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$199,822,727	$—	$215,122,802	$—
Level 2 — Other Significant Observable Inputs	—	(3,363,399)	—	(34,746,968)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$199,822,727	$(3,363,399)	$215,122,802	$(34,746,968)

	Direxion Daily Developed		Direxion Daily Developed
	Markets Bull 3X Shares		Markets Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$5,778,406	$—	$6,086,375	$—
Level 2 — Other Significant Observable Inputs	—	124,997	—	(1,149,026)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$5,778,406	$124,997	$6,086,375	$(1,149,026)

	Direxion Daily Emerging		Direxion Daily Emerging
	Markets Bull 3X Shares		Markets Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$59,550,873	$—	$15,922,548	$—
Level 2 — Other Significant Observable Inputs	—	(30,845)	—	(2,812,174)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$59,550,873	$(30,845)	$15,922,548	$(2,812,174)

DIREXION SEMI-ANNUAL REPORT  85

	Direxion Daily Energy		Direxion Daily Energy
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$128,935,843	$—	$41,612,897	$—
Level 2 — Other Significant Observable Inputs	—	(901,333)	—	(4,519,149)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$128,935,843	$(901,333)	$41,612,897	$(4,519,149)

	Direxion Daily Financial		Direxion Daily Financial
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$1,138,282,034	$—	$1,482,287,532	$—
Level 2 — Other Significant Observable Inputs	—	(8,815,707)	—	(174,740,925)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$1,138,282,034	$(8,815,707)	$1,482,287,532	$(174,740,925)

	Direxion Daily Technology		Direxion Daily Technology
	Bull 3X Shares		Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$39,247,051	$—	$11,162,756	$—
Level 2 — Other Significant Observable Inputs	—	(10,458)	—	$(1,419,744)
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$39,247,051	$(10,458)	$11,162,756	$(1,419,744)

	Direxion Daily 10-Year		Direxion Daily 10-Year
	Treasury Bull 3X Shares		Treasury Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$5,793,726	$—	$6,340,248	$—
Level 2 — Other Significant Observable Inputs	—	(321,270)	—	166,736
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$5,793,726	$(321,270)	$6,340,248	$166,736

	Direxion Daily 30-Year		Direxion Daily 30-Year
	Treasury Bull 3X Shares		Treasury Bear 3X Shares
	Investments in	Other Financial	Investments in	Other Financial
Valuation inputs	Securities	Investments*	Securities	Investments*

Level 1 — Quoted Prices	$5,505,800	$—	$7,030,922	$—
Level 2 — Other Significant Observable Inputs	—	(646,525)	—	294,692
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$5,505,800	$(646,525)	$7,030,922	$294,692

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

  For the period ended April 30, 2009 the Funds did not hold any Level 3 securities.

86  DIREXION SEMI-ANNUAL REPORT

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement of Financial Accounting Standards No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”) effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of April 30, 2009, the Funds were invested in swap contracts. These contracts expose the Funds to the equity risk of the underlying instruments of the swap contract.

As of April 30, 2009 the Funds level, of derivative activity was:

		Underlying	Notional
	Derivative	Risk Exposure	Amount

Direxion Daily Large Cap Bull 3X Shares	Swap	Equity	$599,348,704
Direxion Daily Large Cap Bear 3X Shares	Swap	Equity	1,043,069,843
Direxion Daily Mid Cap Bull 3X Shares	Swap	Equity	28,437,466
Direxion Daily Mid Cap Bear 3X Shares	Swap	Equity	20,625,148
Direxion Daily Small Cap Bull 3X Shares	Swap	Equity	473,629,639
Direxion Daily Small Cap Bear 3X Shares	Swap	Equity	563,736,373
Direxion Daily Developed Markets Bull 3X Shares	Swap	Equity	12,477,078
Direxion Daily Developed Markets Bear 3X Shares	Swap	Equity	13,594,977
Direxion Daily Emerging Markets Bull 3X Shares	Swap	Equity	139,938,060
Direxion Daily Emerging Markets Bear 3X Shares	Swap	Equity	54,364,557
Direxion Daily Energy Bull 3X Shares	Swap	Equity	282,146,754
Direxion Daily Energy Bear 3X Shares	Swap	Equity	106,715,757
Direxion Daily Financial Bull 3X Shares	Swap	Equity	2,288,274,070
Direxion Daily Financial Bear 3X Shares	Swap	Equity	4,146,137,052
Direxion Daily Technology Bull 3X Shares	Swap	Equity	90,369,720
Direxion Daily Technology Bear 3X Shares	Swap	Equity	27,664,074
Direxion Daily 10-Year Treasury Bull 3X Shares	Swap	Equity	11,628,526
Direxion Daily 10-Year Treasury Bear 3X Shares	Swap	Equity	19,706,623
Direxion Daily 30-Year Treasury Bull 3X Shares	Swap	Equity	10,267,163
Direxion Daily 30-Year Treasury Bear 3X Shares	Swap	Equity	21,959,588

Fair Value of Derivative Instrument as of April 30, 2009

Direxion Daily Large Cap Bull 3X Shares

	Asset Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Receivables	$6,606,859

Direxion Daily Large Cap Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(52,074,663)

DIREXION SEMI-ANNUAL REPORT  87

Direxion Daily Mid Cap Bull 3X Shares

	Asset Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Receivables	$583,561

Direxion Daily Mid Cap Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(1,757,789)

Direxion Daily Small Cap Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(3,363,399)

Direxion Daily Small Cap Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(34,746,968)

Direxion Daily Developed Markets Bull 3X Shares

	Asset Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Receivables	$124,997

Direxion Daily Developed Markets Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(1,149,026)

Direxion Daily Emerging Markets Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(30,845)

Direxion Daily Emerging Markets Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(2,812,174)

88  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(901,333)

Direxion Daily Energy Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(4,519,149)

Direxion Daily Financial Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(8,815,707)

Direxion Daily Financial Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(74,740,925)

Direxion Daily Technology Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(10,458)

Direxion Daily Technology Bear 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(1,419,744)

Direxion Daily 10-Year Treasury Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(321,270)

Direxion Daily 10-Year Treasury Bear 3X Shares

	Asset Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Receivables	$166,736

DIREXION SEMI-ANNUAL REPORT  89

Direxion Daily 30-Year Treasury Bull 3X Shares

	Liability Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Payables	$(646,525)

Direxion Daily 30-Year Treasury Bear 3X Shares

	Asset Derivatives as of
	April 30, 2009
Derivatives not accounted for as hedging	Balance Sheet
instruments under Statement 133	Location	Fair Value

Equity Contracts	Receivables	$294,692

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2009

Direxion Daily Large Cap Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(12,316,313)	$6,606,859

Direxion Daily Large Cap Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(31,811,220)	$(52,074,663)

Direxion Daily Mid Cap Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$1,662,169	$583,561

Direxion Daily Mid Cap Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(4,762,725)	$(1,757,789)

90  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(9,513,442)	$(3,363,399)

Direxion Daily Small Cap Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(27,142,871)	$(34,746,968)

Direxion Daily Developed Markets Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(1,017,496)	$124,997

Direxion Daily Developed Markets Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$83,783	$(1,149,026)

Direxion Daily Emerging Markets Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$13,494,242	$(30,845)

Direxion Daily Emerging Markets Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(11,041,445)	$(2,812,174)

DIREXION SEMI-ANNUAL REPORT  91

Direxion Daily Energy Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(10,301,662)	$(901,333)

Direxion Daily Energy Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$7,341,057	$(4,519,149)

Direxion Daily Financial Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$411,896,680	$(8,815,707)

Direxion Daily Financial Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(655,646,983)	$(174,740,925)
	on options	$(4,713)

Direxion Daily Technology Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$10,462,641	$(10,458)

Direxion Daily Technology Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(1,990,860)	$(1,419,744)

92  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 10-Year Treasury Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(24,396)	$(321,270)

Direxion Daily 10-Year Treasury Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$340,860	$166,736

Direxion Daily 30-Year Treasury Bull 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$(109,238)	$(646,525)

Direxion Daily 30-Year Treasury Bear 3X Shares

Derivatives not			Change in Unrealized
accounted for as	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation (Depreciation)
hedging instruments	on Derivatives	on Derivatives	on Derivatives Recognized
under Statement 133	Recognized in Income	Recognized in Income	in Income

Equity Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	$931,534	$294,692

8.	DISTRIBUTION AND SERVICE PLANS

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged to any Fund, and there are currently no plans to impose these fees.

9.	RISK

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant

DIREXION SEMI-ANNUAL REPORT  93

delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.	NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and will be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

94  DIREXION SEMI-ANNUAL REPORT

11.	SUBSEQUENT EVENTS

The Direxion Large Cap Bull 3x Shares, Direxion Daily Mid Cap Bull 3x Shares, Direxion Daily Small Cap Bull 3x Shares, Direxion Daily Developed Bull 3x Shares, Direxion Daily Emerging Markets Bull 3x Shares, Direxion Daily Energy Bull 3x Shares, Direxion Daily Financial Bull 3x Shares, Direxion Daily Technology Bull 3x Shares Direxion Daily 10 Year Treasury Bull 3x Shares, Direxion Daily 30 Year Treasury Bull 3x Shares paid income dividends per share of $0.11155, $0.05809, $0.01854, $0.22008, $0.20029, $0.06088, $0.01128, $0.02805, $0.15432, and $0.06507, respectively. The payable date for these quarterly dividends was June 30, 2009.

The Direxion Daily Mid Cap Bear 3x Shares ETF conducted a 1-for-2 reverse split with a record date of Wednesday, June 24, 2009 and an effective date of Thursday, June 25, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every two shares of the Fund were exchanged for one share (excluding fractional shares, which were redeemed in cash).

The Direxion Daily Financial Bull 3x Shares will conduct a 1-for-5 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every five shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).

The Direxion Daily Financial Bear 3x Shares will conduct a 1-for-10 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every ten shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).

DIREXION SEMI-ANNUAL REPORT  95

Direxion Shares ETF Trust
Board Review of Investment Advisory Agreement
April 30, 2009

Provided below is a summary of certain of the factors the Board considered at its August 13, 2008 and February 11, 2009 Board meetings in approving advisory agreements (each an “Agreement” and collectively, the “Agreements”) between Rafferty Asset Management (“Rafferty”) and the Direxion Shares ETF Trust (the “Trust”), on behalf of each series of the Trust. The Board at its meeting on August 13, 2008, approved the Agreement related to the Direxion Daily Total Market Bull 3X Shares, Direxion Daily Total Market Bear 3X Shares, Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily BRIC Bull 3X Shares, Direxion Daily BRIC Bear 3X Shares, Direxion Daily China Bull 3X Shares, Direxion Daily China Bear 3X Shares, Direxion Daily India Bull 3X Shares, Direxion Daily India Bear 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Latin America Bear 3X Shares, Direxion Daily Clean Energy Bull 3X Shares, Direxion Daily Clean Energy Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily Homebuilders Bull 3X Shares and Direxion Daily Homebuilders Bear 3X Shares, each a series of the Trust (“Funds”). The Board at its meeting on February 11, 2009, approved the Agreement related to the Direxion Daily 2-Year Treasury Bull 3X Shares, Direxion Daily 2-Year Treasury Bear 3X Shares, Direxion Daily 5-Year Treasury Bull 3X Shares, Direxion Daily 5-Year Treasury Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares and Direxion Daily 30-Year Treasury Bear 3X Shares, each a series of the Trust (“Fixed Income Funds”).

At neither meeting did the Board identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. At the time that the Board considered each Fund and Fixed Income Fund, it noted that they had not yet commenced operations. Accordingly, the Board at each meeting considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Funds’ and Fixed Income Funds’ estimated expenses.

Nature, Extent and Quality of Services Provided.  At both its August 13, 2008 and February 11, 2009 meetings, the Board considered the nature, extent and quality of the services to be provided under the Agreements by Rafferty. The Board noted that Rafferty has managed the Direxion Funds and the Direxion Insurance Trust (“Direxion Mutual Funds”) since their inception and has developed an expertise in managing funds using a leveraged strategy. In addition, the Board at its February 11, 2009 meeting noted that Rafferty has provided services to the Trust since its inception. The Board at both meetings also noted that Rafferty trades for the Direxion Mutual Funds efficiently with low commission rates, which helps improve performance results of these funds. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and the Fixed Income Funds and to meet its contractual fee waivers and/or expense limitations. The Board also considered Rafferty’s representations that Rafferty’s management of the Funds and the Fixed Income Funds would be minimally impacted by the fact that the Funds and the Fixed Income Funds would trade on NYSE Arca, Inc. The Board considered that Rafferty will oversee all aspects of the operation of the Funds and the Fixed Income Funds, including oversight of their service providers. Because the Funds had not commenced operations as of August 13, 2008 and the Fixed Income Funds had not commenced operations as of February 11, 2009, they did not have any prior performance history. Based on these and other considerations, the Board determined at each meeting that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds and the Fixed Income Funds under the Agreements were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.  The Board at each meeting considered the fees to be paid to Rafferty on an annual basis, including the proposed contractual fee waivers and/or expense limitations. In this regard, management advised the Board that the advisory fees for the Funds and the Fixed Income Funds are similar

96  DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust
Board Review of Investment Advisory Agreement
April 30, 2009

to the advisory fees for comparable exchange-traded funds. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Funds and the Fixed Income Funds. The Board also considered that Rafferty agreed to limit the total expenses for the Funds and the Fixed Income Funds via contractual fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business. Because the Funds had not commenced operations as of August 13, 2008 and because the Fixed Income Funds had not commenced operations as of February 11, 2009, Rafferty did not have any prior profit data. Based on these considerations, the Board at each meeting determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the Agreements were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representations at the August 13, 2008 and February 11, 2009 meetings that its relationship with the Funds or the Fixed Income Funds, respectively, would provide any other benefits. The Board at each meeting noted that Rafferty previously had represented that its relationship with other investment companies managed by Rafferty could help to enable Rafferty to attract business to its hedge fund. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund and Fixed Income Fund portfolio transactions. Based on these and other considerations, the Board at each meeting determined that, in the exercise of its business judgment, any benefits to Rafferty would be fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined at its August 13, 2008 meeting in regards to the Funds, and at its February 11, 2009 meeting in regards to the Fixed Income Funds, that each Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board at its August 13, 2008 meeting unanimously voted in favor of the approval of the Agreement related to the Funds, and the Board at its February 11, 2009 meeting unanimously voted in favor of the approval of the Agreement related to the Fixed Income Funds.

DIREXION SEMI-ANNUAL REPORT  97

SEMI-ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, & Custodian
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Avenue
MiIwaukee, WI 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2009 (available by August 31, 2009) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not Applicable for the semi-annual reporting period.
Item 3. Audit Committee Financial Expert.
Not Applicable for the semi-annual reporting period.
Item 4. Principal Accountant Fees and Services.
Not Applicable for the semi-annual reporting period.
Item 5. Audit Committee of Listed Registrants.
Not Applicable for the semi-annual reporting period.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.
(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: June 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: June 29, 2009

By:	/s/ Guy Talarico
Guy Talarico, Principal Financial Officer
Date: June 29, 2009